As filed with the Securities and Exchange Commission on September 21, 2026

1933 Act Registration No. 333-263619

1940 Act Registration No. 811-23785

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1079	☒

and

Registration Statement Under the Investment Company Act of 1940	☐

Amendment No. 1081	☒

Volatility Shares Trust

(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 261-0273

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606
(312) 845-3484

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1079

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Arizona Diamondbacks® ETF, Athletics ETF, Atlanta Braves® ETF, Baltimore Orioles® ETF, Boston Red Sox® ETF, Chicago Cubs® ETF, Chicago White Sox® ETF, Cincinnati Reds® ETF, Cleveland Guardians® ETF, Colorado Rockies® ETF, Detroit Tigers® ETF, Houston Astros® ETF, Kansas City Royals® ETF, Los Angeles Angels® ETF, Los Angeles Dodgers® ETF, Miami Marlins® ETF, Milwaukee Brewers® ETF, Minnesota Twins® ETF, New York Mets® ETF, New York Yankees® ETF, Philadelphia Phillies® ETF, Pittsburgh Pirates® ETF, San Diego Padres® ETF, San Francisco Giants® ETF, Seattle Mariners® ETF, St. Louis Cardinals® ETF, Tampa Bay Rays® ETF, Texas Rangers® ETF, Toronto Blue Jays® ETF, and Washington Nationals® ETF (each, a “Fund” and collectively, the “Funds”)

Part B – Statement of Additional Information for the Funds

Part C – Other Information

Signatures

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
Dated September 21, 2026

PROSPECTUS

Arizona Diamondbacks® ETF (Ticker: [__])	Athletics ETF (Ticker: [__])
Atlanta Braves® ETF (Ticker: [__])	Baltimore Orioles® ETF (Ticker: [__])
Boston Red Sox® ETF (Ticker: [__])	Chicago Cubs® ETF (Ticker: [__])
Chicago White Sox® ETF (Ticker: [__])	Cincinnati Reds® ETF (Ticker: [__])
Cleveland Guardians® ETF (Ticker: [__])	Colorado Rockies® ETF (Ticker: [__])
Detroit Tigers® ETF (Ticker: [__])	Houston Astros® ETF (Ticker: [__])
Kansas City Royals® ETF (Ticker: [__])	Los Angeles Angels® ETF (Ticker: [__])
Los Angeles Dodgers® ETF (Ticker: [__])	Miami Marlins® ETF (Ticker: [__])
Milwaukee Brewers® ETF (Ticker: [__])	Minnesota Twins® ETF (Ticker: [__])
New York Mets® ETF (Ticker: [__])	New York Yankees® ETF (Ticker: [__])
Philadelphia Phillies® ETF (Ticker: [__])	Pittsburgh Pirates® ETF (Ticker: [__])
San Diego Padres® ETF (Ticker: [__])	San Francisco Giants® ETF (Ticker: [__])
Seattle Mariners® ETF (Ticker: [__])	St. Louis Cardinals® ETF (Ticker: [__])
Tampa Bay Rays® ETF (Ticker: [__])	Texas Rangers® ETF (Ticker: [__])
Toronto Blue Jays® ETF (Ticker: [__])	Washington Nationals® ETF (Ticker: [__])

[___], 2026

Each of the Funds set forth above (each, a “Fund,” and together, the “Funds”) is a series of Volatility Shares Trust (the “Trust”) and an exchange-traded fund (“ETF”). Each Fund intends to list and principally trade its shares on the [____] (“[___]” or an “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

Summary Information

Arizona Diamondbacks ETF

Investment Objective

The Arizona Diamondbacks ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Arizona Diamondbacks Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Arizona Diamondbacks Index, which is a non-investable index (the “Diamondbacks Index”). The Diamondbacks Index is designed to systematically measure the cumulative team performance of the Arizona Diamondbacks only during games played over the regular and post-season. The Diamondbacks Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Diamondbacks Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Diamondbacks Index which is calculated into a trackable and tradable number. The Diamondbacks Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Arizona Diamondbacks, will not impact the value of the Diamondbacks Index.

The Diamondbacks Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Diamondbacks Index value resets to 7,500.

The Diamondbacks Index is maintained and calculated by FutureSports (the “Index Provider”). The Diamondbacks Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Diamondbacks Index but does not participate in index determination or governance.

The Fund obtains exposure to the Diamondbacks Index by investments in futures contracts that reference the Diamondbacks Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Diamondbacks Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Diamondbacks Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Diamondbacks Index-Linked Instruments. For purposes of this policy, “Diamondbacks Index-Linked Instruments” means (i) Diamondbacks Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Diamondbacks Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Diamondbacks Index Futures Contracts, Other Investment Companies, or the Diamondbacks Index. Certain Diamondbacks Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Diamondbacks Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Diamondbacks Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Diamondbacks Index-Linked Instruments.

The Arizona Diamondbacks

The Arizona Diamondbacks are a professional baseball team based in Phoenix, Arizona, competing in the National League West division of MLB. During the 2025 season, the Diamondbacks finished fourth in the National League West. The Diamondbacks were founded in 1998 as an expansion franchise. The team is currently owned by Ken Kendrick, who has served as Managing General Partner since 2004. The team has won one World Series championship, capturing the title in 2001. Neither the Fund, the Trust, nor the Adviser is affiliated with the Arizona Diamondbacks.

Diamondbacks Index Futures Contracts

The Fund intends to typically enter into cash-settled Diamondbacks Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Diamondbacks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Diamondbacks Index Futures Contracts may differ from that of the Diamondbacks Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Diamondbacks Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Diamondbacks Index Futures Contracts were not readily available, the Fund would fair value its Diamondbacks Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Diamondbacks Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Diamondbacks Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Diamondbacks Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Diamondbacks Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Diamondbacks Index Futures Contracts, Other Investment Companies, or the Diamondbacks Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Diamondbacks Index Futures Contracts, Other Investment Companies or the Diamondbacks Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Diamondbacks Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Diamondbacks Index Futures Contracts. The price of Diamondbacks Index Futures Contracts may not be an accurate measure of the Diamondbacks Index. Consequently, the Fund may perform differently from the performance of the Diamondbacks Index. There can be no guarantee that the performance of Diamondbacks Index Futures Contracts will be highly correlated to the performance of the Diamondbacks Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Diamondbacks Index Futures Contracts and decrease the correlation between the performance of Diamondbacks Index Futures Contracts and the Diamondbacks Index, over short- or long-term periods. In addition, the performance of back-month Diamondbacks Index Futures Contracts is likely to differ more significantly from the performance of the Diamondbacks Index. To the extent the Fund is invested in back-month Diamondbacks Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Diamondbacks Index. Moreover, because the Diamondbacks Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Diamondbacks Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Diamondbacks Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Diamondbacks Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Diamondbacks Index. Successfully investing in Diamondbacks Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Diamondbacks Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Diamondbacks Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Diamondbacks Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Diamondbacks Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Diamondbacks Index Investing Risk. The Fund is indirectly exposed to the risks of the Diamondbacks Index through its investments in Diamondbacks Index Futures Contracts and other Diamondbacks Index-Linked Instruments. The Fund does not invest in the Diamondbacks Index, which is an uninvestable index. The performance of the Diamondbacks Index will be very different from a portfolio of Diamondbacks Index Futures Contracts.

The Diamondbacks Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Arizona Diamondbacks could have a significant negative impact on the level of the Diamondbacks Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Diamondbacks Index Futures Contracts and Diamondbacks Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Arizona Diamondbacks) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Diamondbacks Index and, consequently, the prices of Diamondbacks Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Diamondbacks Index. Such persons could trade Diamondbacks Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Diamondbacks Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Diamondbacks Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Diamondbacks Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Diamondbacks Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Diamondbacks Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Diamondbacks Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Diamondbacks Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Diamondbacks Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Diamondbacks Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Diamondbacks Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Diamondbacks Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Diamondbacks Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Diamondbacks Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Diamondbacks Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Diamondbacks Index moves in real-time based on officially reported game statistics, and the prices of Diamondbacks Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Diamondbacks Index will not move because no games are being played, and the Fund’s exposure to Diamondbacks Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Diamondbacks Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Diamondbacks Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Diamondbacks Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Diamondbacks Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Diamondbacks Index would not generate data, and trading in Diamondbacks Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Diamondbacks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Diamondbacks Index, Diamondbacks Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Diamondbacks Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Diamondbacks Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Diamondbacks Index could change materially and the futures market may not immediately price in such changes. The Diamondbacks Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Diamondbacks Index Futures Contracts may have limited or no trading activity. Because the Diamondbacks Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Diamondbacks Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Diamondbacks Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Diamondbacks Index Futures Contracts is in a period of contango, if the performance of the Diamondbacks Index and the price of Diamondbacks Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Diamondbacks Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Diamondbacks Index Futures Contracts trade have established position limits and price limits for Diamondbacks Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Diamondbacks Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Diamondbacks Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Diamondbacks Index Futures Contracts, a disruption to the market for Diamondbacks Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Diamondbacks Index-Linked Instruments that are not Diamondbacks Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Diamondbacks Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Diamondbacks Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Diamondbacks Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Diamondbacks Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Diamondbacks Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Diamondbacks Index Futures Contracts and the Fund to underperform the Diamondbacks Index. Both contango and backwardation would reduce the Fund’s correlation to the Diamondbacks Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Diamondbacks Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Diamondbacks Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Diamondbacks Index Futures Contracts, a disruption to the market for Diamondbacks Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Diamondbacks Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Diamondbacks Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Diamondbacks Index Futures Contracts, Other Investment Companies, or the Diamondbacks Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Diamondbacks Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Diamondbacks Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Diamondbacks Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Diamondbacks Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Diamondbacks Index Futures Contracts; reverse repurchase agreements; swaps on Diamondbacks Index Futures Contracts, Other Investment Companies, or the Diamondbacks Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Diamondbacks Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Diamondbacks Index and may result in the proportion of Diamondbacks Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Diamondbacks Index. Additionally, because the market for Diamondbacks Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Diamondbacks Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Diamondbacks Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Diamondbacks Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Diamondbacks Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Diamondbacks Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Athletics ETF

Investment Objective

The Athletics ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Athletics Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Athletics Index, which is a non-investable index (the “Athletics Index”). The Athletics Index is designed to systematically measure the cumulative team performance of the Athletics only during games played over the regular and post-season. The Athletics Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Athletics Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Athletics Index which is calculated into a trackable and tradable number. The Athletics Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Athletics, will not impact the value of the Athletics Index.

The Athletics Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Athletics Index value resets to 7,500.

The Athletics Index is maintained and calculated by FutureSports (the “Index Provider”). The Athletics Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Athletics Index but does not participate in index determination or governance.

The Fund obtains exposure to the Athletics Index by investments in futures contracts that reference the Athletics Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Athletics Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Athletics Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Athletics Index-Linked Instruments. For purposes of this policy, “Athletics Index-Linked Instruments” means (i) Athletics Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Athletics Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Athletics Index Futures Contracts, Other Investment Companies, or the Athletics Index. Certain Athletics Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Athletics Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Athletics Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Athletics Index-Linked Instruments.

The Athletics

The Athletics are a professional baseball team based in Sacramento, California, competing in the American League West division of MLB. During the 2025 season, the Athletics finished fourth in the American League West. The Athletics were founded in 1901. The team is currently owned by John Fisher, who has served as Principal Owner since 2005. The Athletics are scheduled to move permanently to Las Vegas for the 2028 MLB season. The team has won nine World Series championships, capturing titles in 1910, 1911, 1913, 1929, 1930, 1972, 1973, 1974, and 1989. Neither the Fund, the Trust, nor the Adviser is affiliated with the Athletics.

Athletics Index Futures Contracts

The Fund intends to typically enter into cash-settled Athletics Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Athletics Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Athletics Index Futures Contracts may differ from that of the Athletics Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Athletics Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Athletics Index Futures Contracts were not readily available, the Fund would fair value its Athletics Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Athletics Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Athletics Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Athletics Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Athletics Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Athletics Index Futures Contracts, Other Investment Companies, or the Athletics Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Athletics Index Futures Contracts, Other Investment Companies or the Athletics Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Athletics Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Athletics Index Futures Contracts. The price of Athletics Index Futures Contracts may not be an accurate measure of the Athletics Index. Consequently, the Fund may perform differently from the performance of the Athletics Index. There can be no guarantee that the performance of Athletics Index Futures Contracts will be highly correlated to the performance of the Athletics Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Athletics Index Futures Contracts and decrease the correlation between the performance of Athletics Index Futures Contracts and the Athletics Index, over short- or long-term periods. In addition, the performance of back-month Athletics Index Futures Contracts is likely to differ more significantly from the performance of the Athletics Index. To the extent the Fund is invested in back-month Athletics Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Athletics Index. Moreover, because the Athletics Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Athletics Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Athletics Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Athletics Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Athletics Index. Successfully investing in Athletics Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Athletics Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Athletics Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Athletics Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Athletics Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Athletics Index Investing Risk. The Fund is indirectly exposed to the risks of the Athletics Index through its investments in Athletics Index Futures Contracts and other Athletics Index-Linked Instruments. The Fund does not invest in the Athletics Index, which is an uninvestable index. The performance of the Athletics Index will be very different from a portfolio of Athletics Index Futures Contracts.

The Athletics Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Athletics could have a significant negative impact on the level of the Athletics Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Athletics Index Futures Contracts and Athletics Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Athletics) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Athletics Index and, consequently, the prices of Athletics Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Athletics Index. Such persons could trade Athletics Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Athletics Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Athletics Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Athletics Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Athletics Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Athletics Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Athletics Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Athletics Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Athletics Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Athletics Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Athletics Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Athletics Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Athletics Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Athletics Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Athletics Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Athletics Index moves in real-time based on officially reported game statistics, and the prices of Athletics Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Athletics Index will not move because no games are being played, and the Fund’s exposure to Athletics Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Athletics Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Athletics Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Athletics Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Athletics Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Athletics Index would not generate data, and trading in Athletics Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Athletics Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Athletics Index, Athletics Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Athletics Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Athletics Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Athletics Index could change materially and the futures market may not immediately price in such changes. The Athletics Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Athletics Index Futures Contracts may have limited or no trading activity. Because the Athletics Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Athletics Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Athletics Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Athletics Index Futures Contracts is in a period of contango, if the performance of the Athletics Index and the price of Athletics Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Athletics Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Athletics Index Futures Contracts trade have established position limits and price limits for Athletics Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Athletics Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Athletics Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Athletics Index Futures Contracts, a disruption to the market for Athletics Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Athletics Index-Linked Instruments that are not Athletics Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When an Athletics Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy an Athletics Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Athletics Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Athletics Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Athletics Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Athletics Index Futures Contracts and the Fund to underperform the Athletics Index. Both contango and backwardation would reduce the Fund’s correlation to the Athletics Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Athletics Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Athletics Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Athletics Index Futures Contracts, a disruption to the market for Athletics Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Athletics Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Athletics Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Athletics Index Futures Contracts, Other Investment Companies, or the Athletics Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Athletics Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an Athletics Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Athletics Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Athletics Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Athletics Index Futures Contracts; reverse repurchase agreements; swaps on Athletics Index Futures Contracts, Other Investment Companies, or the Athletics Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Athletics Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Athletics Index and may result in the proportion of Athletics Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Athletics Index. Additionally, because the market for Athletics Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Athletics Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Athletics Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Athletics Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Athletics Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Athletics Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Atlanta Braves ETF

Investment Objective

The Atlanta Braves ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Atlanta Braves Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Atlanta Braves Index, which is a non-investable index (the “Braves Index”). The Braves Index is designed to systematically measure the cumulative team performance of the Atlanta Braves only during games played over the regular and post-season. The Braves Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Braves Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Braves Index which is calculated into a trackable and tradable number. The Braves Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Atlanta Braves, will not impact the value of the Braves Index.

The Braves Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Braves Index value resets to 7,500.

The Braves Index is maintained and calculated by FutureSports (the “Index Provider”). The Braves Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Braves Index but does not participate in index determination or governance.

The Fund obtains exposure to the Braves Index by investments in futures contracts that reference the Braves Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Braves Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Braves Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Braves Index-Linked Instruments. For purposes of this policy, “Braves Index-Linked Instruments” means (i) Braves Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Braves Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Braves Index Futures Contracts, Other Investment Companies, or the Braves Index. Certain Braves Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Braves Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Braves Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Braves Index-Linked Instruments.

The Atlanta Braves

The Atlanta Braves are a professional baseball team based in Atlanta, Georgia, competing in the National League East division of MLB. During the 2025 season, the Braves finished fourth in the National League East. The Braves were founded in 1871. The team is currently owned by Atlanta Braves Holding, Inc. The team has won four World Series championships, capturing titles in 1914, 1957, 1995, and 2021. Neither the Fund, the Trust, nor the Adviser is affiliated with the Atlanta Braves.

Braves Index Futures Contracts

The Fund intends to typically enter into cash-settled Braves Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Braves Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Braves Index Futures Contracts may differ from that of the Braves Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Braves Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Braves Index Futures Contracts were not readily available, the Fund would fair value its Braves Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Braves Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Braves Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Braves Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Braves Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Braves Index Futures Contracts, Other Investment Companies, or the Braves Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Braves Index Futures Contracts, Other Investment Companies or the Braves Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Braves Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Braves Index Futures Contracts. The price of Braves Index Futures Contracts may not be an accurate measure of the Braves Index. Consequently, the Fund may perform differently from the performance of the Braves Index. There can be no guarantee that the performance of Braves Index Futures Contracts will be highly correlated to the performance of the Braves Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Braves Index Futures Contracts and decrease the correlation between the performance of Braves Index Futures Contracts and the Braves Index, over short- or long-term periods. In addition, the performance of back-month Braves Index Futures Contracts is likely to differ more significantly from the performance of the Braves Index. To the extent the Fund is invested in back-month Braves Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Braves Index. Moreover, because the Braves Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Braves Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Braves Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Braves Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Braves Index. Successfully investing in Braves Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Braves Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Braves Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Braves Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Braves Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Braves Index Investing Risk. The Fund is indirectly exposed to the risks of the Braves Index through its investments in Braves Index Futures Contracts and other Braves Index-Linked Instruments. The Fund does not invest in the Braves Index, which is an uninvestable index. The performance of the Braves Index will be very different from a portfolio of Braves Index Futures Contracts.

The Braves Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Atlanta Braves could have a significant negative impact on the level of the Braves Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Braves Index Futures Contracts and Braves Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Atlanta Braves) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Braves Index and, consequently, the prices of Braves Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Braves Index. Such persons could trade Braves Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Braves Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Braves Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Braves Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Braves Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Braves Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Braves Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Braves Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Braves Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Braves Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Braves Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Braves Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Braves Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Braves Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Braves Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Braves Index moves in real-time based on officially reported game statistics, and the prices of Braves Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Braves Index will not move because no games are being played, and the Fund’s exposure to Braves Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Braves Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Braves Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Braves Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Braves Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Braves Index would not generate data, and trading in Braves Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Braves Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Braves Index, Braves Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Braves Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Braves Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Braves Index could change materially and the futures market may not immediately price in such changes. The Braves Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Braves Index Futures Contracts may have limited or no trading activity. Because the Braves Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Braves Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Braves Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Braves Index Futures Contracts is in a period of contango, if the performance of the Braves Index and the price of Braves Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Braves Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Braves Index Futures Contracts trade have established position limits and price limits for Braves Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Braves Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Braves Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Braves Index Futures Contracts, a disruption to the market for Braves Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Braves Index-Linked Instruments that are not Braves Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Braves Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Braves Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Braves Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Braves Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Braves Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Braves Index Futures Contracts and the Fund to underperform the Braves Index. Both contango and backwardation would reduce the Fund’s correlation to the Braves Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Braves Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Braves Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Braves Index Futures Contracts, a disruption to the market for Braves Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Braves Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Braves Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Braves Index Futures Contracts, Other Investment Companies, or the Braves Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Braves Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Braves Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Braves Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Braves Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Braves Index Futures Contracts; reverse repurchase agreements; swaps on Braves Index Futures Contracts, Other Investment Companies, or the Braves Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Braves Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Braves Index and may result in the proportion of Braves Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Braves Index. Additionally, because the market for Braves Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Braves Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Braves Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Braves Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Braves Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Braves Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Baltimore Orioles ETF

Investment Objective

The Baltimore Orioles ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Baltimore Orioles Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Baltimore Orioles Index, which is a non-investable index (the “Orioles Index”). The Orioles Index is designed to systematically measure the cumulative team performance of the Baltimore Orioles only during games played over the regular and post-season. The Orioles Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Orioles Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Orioles Index which is calculated into a trackable and tradable number. The Orioles Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Baltimore Orioles, will not impact the value of the Orioles Index.

The Orioles Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Orioles Index value resets to 7,500.

The Orioles Index is maintained and calculated by FutureSports (the “Index Provider”). The Orioles Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Orioles Index but does not participate in index determination or governance.

The Fund obtains exposure to the Orioles Index by investments in futures contracts that reference the Orioles Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Orioles Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Orioles Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Orioles Index-Linked Instruments. For purposes of this policy, “Orioles Index-Linked Instruments” means (i) Orioles Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Orioles Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Orioles Index Futures Contracts, Other Investment Companies, or the Orioles Index. Certain Orioles Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Orioles Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Orioles Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Orioles Index-Linked Instruments.

The Baltimore Orioles

The Baltimore Orioles are a professional baseball team based in Baltimore, Maryland, competing in the American League East division of MLB. During the 2025 season, the Orioles finished fifth in the American League East. The Orioles were founded in 1901. The team is currently owned by David Rubenstein, who has served as Principal Owner since 2024. The team has won three World Series championships, capturing titles in 1966, 1970, and 1983. Neither the Fund, the Trust, nor the Adviser is affiliated with the Baltimore Orioles.

Orioles Index Futures Contracts

The Fund intends to typically enter into cash-settled Orioles Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Orioles Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Orioles Index Futures Contracts may differ from that of the Orioles Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Orioles Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Orioles Index Futures Contracts were not readily available, the Fund would fair value its Orioles Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Orioles Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Orioles Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Orioles Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Orioles Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Orioles Index Futures Contracts, Other Investment Companies, or the Orioles Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Orioles Index Futures Contracts, Other Investment Companies or the Orioles Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Orioles Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Orioles Index Futures Contracts. The price of Orioles Index Futures Contracts may not be an accurate measure of the Orioles Index. Consequently, the Fund may perform differently from the performance of the Orioles Index. There can be no guarantee that the performance of Orioles Index Futures Contracts will be highly correlated to the performance of the Orioles Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Orioles Index Futures Contracts and decrease the correlation between the performance of Orioles Index Futures Contracts and the Orioles Index, over short- or long-term periods. In addition, the performance of back-month Orioles Index Futures Contracts is likely to differ more significantly from the performance of the Orioles Index. To the extent the Fund is invested in back-month Orioles Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Orioles Index. Moreover, because the Orioles Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Orioles Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Orioles Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Orioles Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Orioles Index. Successfully investing in Orioles Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Orioles Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Orioles Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Orioles Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Orioles Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Orioles Index Investing Risk. The Fund is indirectly exposed to the risks of the Orioles Index through its investments in Orioles Index Futures Contracts and other Orioles Index-Linked Instruments. The Fund does not invest in the Orioles Index, which is an uninvestable index. The performance of the Orioles Index will be very different from a portfolio of Orioles Index Futures Contracts.

The Orioles Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Baltimore Orioles could have a significant negative impact on the level of the Orioles Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Orioles Index Futures Contracts and Orioles Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Baltimore Orioles) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Orioles Index and, consequently, the prices of Orioles Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Orioles Index. Such persons could trade Orioles Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Orioles Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Orioles Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Orioles Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Orioles Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Orioles Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Orioles Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Orioles Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Orioles Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Orioles Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Orioles Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Orioles Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Orioles Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Orioles Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Orioles Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Orioles Index moves in real-time based on officially reported game statistics, and the prices of Orioles Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Orioles Index will not move because no games are being played, and the Fund’s exposure to Orioles Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Orioles Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Orioles Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Orioles Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Orioles Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Orioles Index would not generate data, and trading in Orioles Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Orioles Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Orioles Index, Orioles Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Orioles Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Orioles Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Orioles Index could change materially and the futures market may not immediately price in such changes. The Orioles Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Orioles Index Futures Contracts may have limited or no trading activity. Because the Orioles Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Orioles Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Orioles Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Orioles Index Futures Contracts is in a period of contango, if the performance of the Orioles Index and the price of Orioles Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Orioles Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Orioles Index Futures Contracts trade have established position limits and price limits for Orioles Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Orioles Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Orioles Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Orioles Index Futures Contracts, a disruption to the market for Orioles Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Orioles Index-Linked Instruments that are not Orioles Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Orioles Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Orioles Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Orioles Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Orioles Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Orioles Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Orioles Index Futures Contracts and the Fund to underperform the Orioles Index. Both contango and backwardation would reduce the Fund’s correlation to the Orioles Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Orioles Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Orioles Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Orioles Index Futures Contracts, a disruption to the market for Orioles Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Orioles Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Orioles Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Orioles Index Futures Contracts, Other Investment Companies, or the Orioles Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Orioles Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Orioles Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Orioles Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Orioles Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Orioles Index Futures Contracts; reverse repurchase agreements; swaps on Orioles Index Futures Contracts, Other Investment Companies, or the Orioles Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Orioles Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Orioles Index and may result in the proportion of Orioles Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Orioles Index. Additionally, because the market for Orioles Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Orioles Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Orioles Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Orioles Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Orioles Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Orioles Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Boston Red Sox ETF

Investment Objective

The Boston Red Sox ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Boston Red Sox Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Boston Red Sox Index, which is a non-investable index (the “Red Sox Index”). The Red Sox Index is designed to systematically measure the cumulative team performance of the Boston Red Sox only during games played over the regular and post-season. The Red Sox Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Red Sox Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Red Sox Index which is calculated into a trackable and tradable number. The Red Sox Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Boston Red Sox, will not impact the value of the Red Sox Index.

The Red Sox Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Red Sox Index value resets to 7,500.

The Red Sox Index is maintained and calculated by FutureSports (the “Index Provider”). The Red Sox Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Red Sox Index but does not participate in index determination or governance.

The Fund obtains exposure to the Red Sox Index by investments in futures contracts that reference the Red Sox Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Red Sox Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Red Sox Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Red Sox Index-Linked Instruments. For purposes of this policy, “Red Sox Index-Linked Instruments” means (i) Red Sox Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Red Sox Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Red Sox Index Futures Contracts, Other Investment Companies, or the Red Sox Index. Certain Red Sox Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Red Sox Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Red Sox Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Red Sox Index-Linked Instruments.

The Boston Red Sox

The Boston Red Sox are a professional baseball team based in Boston, Massachusetts, competing in the American League East division of MLB. During the 2025 season, the Red Sox finished third in the American League East. The Red Sox were founded in 1901. The team is currently owned by Fenway Sports Group, with John Henry serving as Principal Owner since 2002. The team has won nine World Series championships, capturing titles in 1903, 1912, 1915, 1916, 1918, 2004, 2007, 2013, and 2018. Neither the Fund, the Trust, nor the Adviser is affiliated with the Boston Red Sox.

Red Sox Index Futures Contracts

The Fund intends to typically enter into cash-settled Red Sox Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Red Sox Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Red Sox Index Futures Contracts may differ from that of the Red Sox Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Red Sox Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Red Sox Index Futures Contracts were not readily available, the Fund would fair value its Red Sox Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Red Sox Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Red Sox Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Red Sox Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Red Sox Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Red Sox Index Futures Contracts, Other Investment Companies, or the Red Sox Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Red Sox Index Futures Contracts, Other Investment Companies or the Red Sox Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Red Sox Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Red Sox Index Futures Contracts. The price of Red Sox Index Futures Contracts may not be an accurate measure of the Red Sox Index. Consequently, the Fund may perform differently from the performance of the Red Sox Index. There can be no guarantee that the performance of Red Sox Index Futures Contracts will be highly correlated to the performance of the Red Sox Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Red Sox Index Futures Contracts and decrease the correlation between the performance of Red Sox Index Futures Contracts and the Red Sox Index, over short- or long-term periods. In addition, the performance of back-month Red Sox Index Futures Contracts is likely to differ more significantly from the performance of the Red Sox Index. To the extent the Fund is invested in back-month Red Sox Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Red Sox Index. Moreover, because the Red Sox Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Red Sox Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Red Sox Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Red Sox Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Red Sox Index. Successfully investing in Red Sox Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Red Sox Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Red Sox Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Red Sox Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Red Sox Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Red Sox Index Investing Risk. The Fund is indirectly exposed to the risks of the Red Sox Index through its investments in Red Sox Index Futures Contracts and other Red Sox Index-Linked Instruments. The Fund does not invest in the Red Sox Index, which is an uninvestable index. The performance of the Red Sox Index will be very different from a portfolio of Red Sox Index Futures Contracts.

The Red Sox Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Boston Red Sox could have a significant negative impact on the level of the Red Sox Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Red Sox Index Futures Contracts and Red Sox Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Boston Red Sox) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Red Sox Index and, consequently, the prices of Red Sox Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Red Sox Index. Such persons could trade Red Sox Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Red Sox Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Red Sox Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Red Sox Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Red Sox Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Red Sox Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Red Sox Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Red Sox Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Red Sox Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Red Sox Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Red Sox Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Red Sox Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Red Sox Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Red Sox Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Red Sox Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Red Sox Index moves in real-time based on officially reported game statistics, and the prices of Red Sox Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Red Sox Index will not move because no games are being played, and the Fund’s exposure to Red Sox Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Red Sox Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Red Sox Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Red Sox Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Red Sox Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Red Sox Index would not generate data, and trading in Red Sox Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Red Sox Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Red Sox Index, Red Sox Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Red Sox Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Red Sox Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Red Sox Index could change materially and the futures market may not immediately price in such changes. The Red Sox Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Red Sox Index Futures Contracts may have limited or no trading activity. Because the Red Sox Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Red Sox Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Red Sox Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Red Sox Index Futures Contracts is in a period of contango, if the performance of the Red Sox Index and the price of Red Sox Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Red Sox Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Red Sox Index Futures Contracts trade have established position limits and price limits for Red Sox Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Red Sox Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Red Sox Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Red Sox Index Futures Contracts, a disruption to the market for Red Sox Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Red Sox Index-Linked Instruments that are not Red Sox Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Red Sox Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Red Sox Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Red Sox Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Red Sox Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Red Sox Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Red Sox Index Futures Contracts and the Fund to underperform the Red Sox Index. Both contango and backwardation would reduce the Fund’s correlation to the Red Sox Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Red Sox Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Red Sox Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Red Sox Index Futures Contracts, a disruption to the market for Red Sox Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Red Sox Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Red Sox Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Red Sox Index Futures Contracts, Other Investment Companies, or the Red Sox Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Red Sox Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Red Sox Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Red Sox Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Red Sox Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Red Sox Index Futures Contracts; reverse repurchase agreements; swaps on Red Sox Index Futures Contracts, Other Investment Companies, or the Red Sox Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Red Sox Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Red Sox Index and may result in the proportion of Red Sox Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Red Sox Index. Additionally, because the market for Red Sox Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Red Sox Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Red Sox Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Red Sox Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Red Sox Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Red Sox Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Chicago Cubs ETF

Investment Objective

The Chicago Cubs ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Chicago Cubs Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Chicago Cubs Index, which is a non-investable index (the “Cubs Index”). The Cubs Index is designed to systematically measure the cumulative team performance of the Chicago Cubs only during games played over the regular and post-season. The Cubs Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Cubs Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Cubs Index which is calculated into a trackable and tradable number. The Cubs Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Chicago Cubs, will not impact the value of the Cubs Index.

The Cubs Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Cubs Index value resets to 7,500.

The Cubs Index is maintained and calculated by FutureSports (the “Index Provider”). The Cubs Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Cubs Index but does not participate in index determination or governance.

The Fund obtains exposure to the Cubs Index by investments in futures contracts that reference the Cubs Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Cubs Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Cubs Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Cubs Index-Linked Instruments. For purposes of this policy, “Cubs Index-Linked Instruments” means (i) Cubs Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Cubs Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Cubs Index Futures Contracts, Other Investment Companies, or the Cubs Index. Certain Cubs Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Cubs Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Cubs Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Cubs Index-Linked Instruments.

The Chicago Cubs

The Chicago Cubs are a professional baseball team based in Chicago, Illinois, competing in the National League Central division of MLB. During the 2025 season, the Cubs finished second in the National League Central. The Cubs were founded in 1876. The team is currently owned by Tom Ricketts, who has served as Chairman since 2009. The team has won three World Series championships, capturing titles in 1907, 1908, and 2016. Neither the Fund, the Trust, nor the Adviser is affiliated with the Chicago Cubs.

Cubs Index Futures Contracts

The Fund intends to typically enter into cash-settled Cubs Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Cubs Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Cubs Index Futures Contracts may differ from that of the Cubs Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Cubs Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Cubs Index Futures Contracts were not readily available, the Fund would fair value its Cubs Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Cubs Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Cubs Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Cubs Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Cubs Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Cubs Index Futures Contracts, Other Investment Companies, or the Cubs Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Cubs Index Futures Contracts, Other Investment Companies or the Cubs Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Cubs Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Cubs Index Futures Contracts. The price of Cubs Index Futures Contracts may not be an accurate measure of the Cubs Index. Consequently, the Fund may perform differently from the performance of the Cubs Index. There can be no guarantee that the performance of Cubs Index Futures Contracts will be highly correlated to the performance of the Cubs Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Cubs Index Futures Contracts and decrease the correlation between the performance of Cubs Index Futures Contracts and the Cubs Index, over short- or long-term periods. In addition, the performance of back-month Cubs Index Futures Contracts is likely to differ more significantly from the performance of the Cubs Index. To the extent the Fund is invested in back-month Cubs Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Cubs Index. Moreover, because the Cubs Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Cubs Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Cubs Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Cubs Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Cubs Index. Successfully investing in Cubs Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Cubs Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Cubs Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Cubs Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Cubs Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Cubs Index Investing Risk. The Fund is indirectly exposed to the risks of the Cubs Index through its investments in Cubs Index Futures Contracts and other Cubs Index-Linked Instruments. The Fund does not invest in the Cubs Index, which is an uninvestable index. The performance of the Cubs Index will be very different from a portfolio of Cubs Index Futures Contracts.

The Cubs Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Chicago Cubs could have a significant negative impact on the level of the Cubs Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Cubs Index Futures Contracts and Cubs Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Chicago Cubs) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Cubs Index and, consequently, the prices of Cubs Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Cubs Index. Such persons could trade Cubs Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Cubs Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Cubs Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Cubs Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Cubs Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Cubs Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Cubs Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Cubs Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Cubs Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Cubs Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Cubs Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Cubs Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Cubs Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Cubs Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Cubs Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Cubs Index moves in real-time based on officially reported game statistics, and the prices of Cubs Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Cubs Index will not move because no games are being played, and the Fund’s exposure to Cubs Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Cubs Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Cubs Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Cubs Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Cubs Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Cubs Index would not generate data, and trading in Cubs Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Cubs Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Cubs Index, Cubs Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Cubs Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Cubs Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Cubs Index could change materially and the futures market may not immediately price in such changes. The Cubs Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Cubs Index Futures Contracts may have limited or no trading activity. Because the Cubs Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Cubs Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Cubs Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Cubs Index Futures Contracts is in a period of contango, if the performance of the Cubs Index and the price of Cubs Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Cubs Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Cubs Index Futures Contracts trade have established position limits and price limits for Cubs Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Cubs Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Cubs Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Cubs Index Futures Contracts, a disruption to the market for Cubs Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Cubs Index-Linked Instruments that are not Cubs Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Cubs Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Cubs Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Cubs Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Cubs Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Cubs Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Cubs Index Futures Contracts and the Fund to underperform the Cubs Index. Both contango and backwardation would reduce the Fund’s correlation to the Cubs Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Cubs Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Cubs Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Cubs Index Futures Contracts, a disruption to the market for Cubs Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Cubs Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Cubs Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Cubs Index Futures Contracts, Other Investment Companies, or the Cubs Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Cubs Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Cubs Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Cubs Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Cubs Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Cubs Index Futures Contracts; reverse repurchase agreements; swaps on Cubs Index Futures Contracts, Other Investment Companies, or the Cubs Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Cubs Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Cubs Index and may result in the proportion of Cubs Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Cubs Index. Additionally, because the market for Cubs Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Cubs Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Cubs Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Cubs Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Cubs Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Cubs Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Chicago White Sox ETF

Investment Objective

The Chicago White Sox ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Chicago White Sox Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Chicago White Sox Index, which is a non-investable index (the “White Sox Index”). The White Sox Index is designed to systematically measure the cumulative team performance of the Chicago White Sox only during games played over the regular and post-season. The White Sox Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The White Sox Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the White Sox Index which is calculated into a trackable and tradable number. The White Sox Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Chicago White Sox, will not impact the value of the White Sox Index.

The White Sox Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the White Sox Index value resets to 7,500.

The White Sox Index is maintained and calculated by FutureSports (the “Index Provider”). The White Sox Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the White Sox Index but does not participate in index determination or governance.

The Fund obtains exposure to the White Sox Index by investments in futures contracts that reference the White Sox Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“White Sox Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in White Sox Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in White Sox Index-Linked Instruments. For purposes of this policy, “White Sox Index-Linked Instruments” means (i) White Sox Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the White Sox Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference White Sox Index Futures Contracts, Other Investment Companies, or the White Sox Index. Certain White Sox Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the White Sox Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of White Sox Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in White Sox Index-Linked Instruments.

The Chicago White Sox

The Chicago White Sox are a professional baseball team based in Chicago, Illinois, competing in the American League Central division of MLB. During the 2025 season, the White Sox finished fifth in the American League Central. The White Sox were founded in 1901. The team is currently owned by Jerry Reinsdorf, who has served as Chairman since 1981. The team has won three World Series championships, capturing titles in 1906, 1917, and 2005. Neither the Fund, the Trust, nor the Adviser is affiliated with the Chicago White Sox.

White Sox Index Futures Contracts

The Fund intends to typically enter into cash-settled White Sox Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the White Sox Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the White Sox Index Futures Contracts may differ from that of the White Sox Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in White Sox Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for White Sox Index Futures Contracts were not readily available, the Fund would fair value its White Sox Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in White Sox Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in White Sox Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the White Sox Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to White Sox Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference White Sox Index Futures Contracts, Other Investment Companies, or the White Sox Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be White Sox Index Futures Contracts, Other Investment Companies or the White Sox Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in White Sox Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of White Sox Index Futures Contracts. The price of White Sox Index Futures Contracts may not be an accurate measure of the White Sox Index. Consequently, the Fund may perform differently from the performance of the White Sox Index. There can be no guarantee that the performance of White Sox Index Futures Contracts will be highly correlated to the performance of the White Sox Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of White Sox Index Futures Contracts and decrease the correlation between the performance of White Sox Index Futures Contracts and the White Sox Index, over short- or long-term periods. In addition, the performance of back-month White Sox Index Futures Contracts is likely to differ more significantly from the performance of the White Sox Index. To the extent the Fund is invested in back-month White Sox Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the White Sox Index. Moreover, because the White Sox Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the White Sox Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the White Sox Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of White Sox Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the White Sox Index. Successfully investing in White Sox Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The White Sox Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of White Sox Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of White Sox Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the White Sox Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

White Sox Index Investing Risk. The Fund is indirectly exposed to the risks of the White Sox Index through its investments in White Sox Index Futures Contracts and other White Sox Index-Linked Instruments. The Fund does not invest in the White Sox Index, which is an uninvestable index. The performance of the White Sox Index will be very different from a portfolio of White Sox Index Futures Contracts.

The White Sox Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Chicago White Sox could have a significant negative impact on the level of the White Sox Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the White Sox Index Futures Contracts and White Sox Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Chicago White Sox) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the White Sox Index and, consequently, the prices of White Sox Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the White Sox Index. Such persons could trade White Sox Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for White Sox Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The White Sox Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the White Sox Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in White Sox Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of White Sox Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the White Sox Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including White Sox Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in White Sox Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. White Sox Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for White Sox Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because White Sox Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for White Sox Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for White Sox Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The White Sox Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the White Sox Index moves in real-time based on officially reported game statistics, and the prices of White Sox Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the White Sox Index will not move because no games are being played, and the Fund’s exposure to White Sox Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to White Sox Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of White Sox Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that White Sox Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in White Sox Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the White Sox Index would not generate data, and trading in White Sox Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The White Sox Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the White Sox Index, White Sox Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the White Sox Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of White Sox Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the White Sox Index could change materially and the futures market may not immediately price in such changes. The White Sox Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for White Sox Index Futures Contracts may have limited or no trading activity. Because the White Sox Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when White Sox Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of White Sox Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for White Sox Index Futures Contracts is in a period of contango, if the performance of the White Sox Index and the price of White Sox Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the White Sox Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which White Sox Index Futures Contracts trade have established position limits and price limits for White Sox Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for White Sox Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell White Sox Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for White Sox Index Futures Contracts, a disruption to the market for White Sox Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in White Sox Index-Linked Instruments that are not White Sox Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a White Sox Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a White Sox Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls White Sox Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling White Sox Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for White Sox Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause White Sox Index Futures Contracts and the Fund to underperform the White Sox Index. Both contango and backwardation would reduce the Fund’s correlation to the White Sox Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month White Sox Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to White Sox Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for White Sox Index Futures Contracts, a disruption to the market for White Sox Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the White Sox Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to White Sox Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference White Sox Index Futures Contracts, Other Investment Companies, or the White Sox Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any White Sox Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a White Sox Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used White Sox Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in White Sox Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: White Sox Index Futures Contracts; reverse repurchase agreements; swaps on White Sox Index Futures Contracts, Other Investment Companies, or the White Sox Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for White Sox Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the White Sox Index and may result in the proportion of White Sox Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the White Sox Index. Additionally, because the market for White Sox Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of White Sox Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because White Sox Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in White Sox Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. White Sox Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of White Sox Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Cincinnati Reds ETF

Investment Objective

The Cincinnati Reds ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Cincinnati Reds Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Cincinnati Reds Index, which is a non-investable index (the “Reds Index”). The Reds Index is designed to systematically measure the cumulative team performance of the Cincinnati Reds only during games played over the regular and post-season. The Reds Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Reds Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Reds Index which is calculated into a trackable and tradable number. The Reds Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Cincinnati Reds, will not impact the value of the Reds Index.

The Reds Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Reds Index value resets to 7,500.

The Reds Index is maintained and calculated by FutureSports (the “Index Provider”). The Reds Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Reds Index but does not participate in index determination or governance.

The Fund obtains exposure to the Reds Index by investments in futures contracts that reference the Reds Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Reds Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Reds Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Reds Index-Linked Instruments. For purposes of this policy, “Reds Index-Linked Instruments” means (i) Reds Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Reds Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Reds Index Futures Contracts, Other Investment Companies, or the Reds Index. Certain Reds Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Reds Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Reds Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Reds Index-Linked Instruments.

The Cincinnati Reds

The Cincinnati Reds are a professional baseball team based in Cincinnati, Ohio, competing in the National League Central division of MLB. During the 2025 season, the Reds finished third in the National League Central. The Reds were founded in 1881. The team is currently owned by Phil Castellini, who has served as Principal Owner since 2026. The team has won five World Series championships, capturing titles in 1919, 1940, 1975, 1976, and 1990. Neither the Fund, the Trust, nor the Adviser is affiliated with the Cincinnati Reds.

Reds Index Futures Contracts

The Fund intends to typically enter into cash-settled Reds Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Reds Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Reds Index Futures Contracts may differ from that of the Reds Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Reds Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Reds Index Futures Contracts were not readily available, the Fund would fair value its Reds Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Reds Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Reds Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Reds Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Reds Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Reds Index Futures Contracts, Other Investment Companies, or the Reds Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Reds Index Futures Contracts, Other Investment Companies or the Reds Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Reds Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Reds Index Futures Contracts. The price of Reds Index Futures Contracts may not be an accurate measure of the Reds Index. Consequently, the Fund may perform differently from the performance of the Reds Index. There can be no guarantee that the performance of Reds Index Futures Contracts will be highly correlated to the performance of the Reds Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Reds Index Futures Contracts and decrease the correlation between the performance of Reds Index Futures Contracts and the Reds Index, over short- or long-term periods. In addition, the performance of back-month Reds Index Futures Contracts is likely to differ more significantly from the performance of the Reds Index. To the extent the Fund is invested in back-month Reds Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Reds Index. Moreover, because the Reds Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Reds Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Reds Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Reds Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Reds Index. Successfully investing in Reds Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Reds Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Reds Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Reds Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Reds Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Reds Index Investing Risk. The Fund is indirectly exposed to the risks of the Reds Index through its investments in Reds Index Futures Contracts and other Reds Index-Linked Instruments. The Fund does not invest in the Reds Index, which is an uninvestable index. The performance of the Reds Index will be very different from a portfolio of Reds Index Futures Contracts.

The Reds Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Cincinnati Reds could have a significant negative impact on the level of the Reds Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Reds Index Futures Contracts and Reds Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Cincinnati Reds) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Reds Index and, consequently, the prices of Reds Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Reds Index. Such persons could trade Reds Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Reds Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Reds Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Reds Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Reds Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Reds Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Reds Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Reds Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Reds Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Reds Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Reds Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Reds Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Reds Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Reds Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Reds Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Reds Index moves in real-time based on officially reported game statistics, and the prices of Reds Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Reds Index will not move because no games are being played, and the Fund’s exposure to Reds Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Reds Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Reds Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Reds Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Reds Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Reds Index would not generate data, and trading in Reds Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Reds Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Reds Index, Reds Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Reds Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Reds Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Reds Index could change materially and the futures market may not immediately price in such changes. The Reds Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Reds Index Futures Contracts may have limited or no trading activity. Because the Reds Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Reds Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Reds Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Reds Index Futures Contracts is in a period of contango, if the performance of the Reds Index and the price of Reds Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Reds Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Reds Index Futures Contracts trade have established position limits and price limits for Reds Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Reds Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Reds Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Reds Index Futures Contracts, a disruption to the market for Reds Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Reds Index-Linked Instruments that are not Reds Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Reds Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Reds Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Reds Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Reds Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Reds Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Reds Index Futures Contracts and the Fund to underperform the Reds Index. Both contango and backwardation would reduce the Fund’s correlation to the Reds Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Reds Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Reds Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Reds Index Futures Contracts, a disruption to the market for Reds Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Reds Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Reds Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Reds Index Futures Contracts, Other Investment Companies, or the Reds Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Reds Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Reds Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Reds Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Reds Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Reds Index Futures Contracts; reverse repurchase agreements; swaps on Reds Index Futures Contracts, Other Investment Companies, or the Reds Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Reds Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Reds Index and may result in the proportion of Reds Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Reds Index. Additionally, because the market for Reds Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Reds Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Reds Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Reds Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Reds Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Reds Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Cleveland Guardians ETF

Investment Objective

The Cleveland Guardians ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Cleveland Guardians Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Cleveland Guardians Index, which is a non-investable index (the “Guardians Index”). The Guardians Index is designed to systematically measure the cumulative team performance of the Cleveland Guardians only during games played over the regular and post-season. The Guardians Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Guardians Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Guardians Index which is calculated into a trackable and tradable number. The Guardians Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Cleveland Guardians, will not impact the value of the Guardians Index.

The Guardians Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Guardians Index value resets to 7,500.

The Guardians Index is maintained and calculated by FutureSports (the “Index Provider”). The Guardians Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Guardians Index but does not participate in index determination or governance.

The Fund obtains exposure to the Guardians Index by investments in futures contracts that reference the Guardians Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Guardians Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Guardians Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Guardians Index-Linked Instruments. For purposes of this policy, “Guardians Index-Linked Instruments” means (i) Guardians Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Guardians Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Guardians Index Futures Contracts, Other Investment Companies, or the Guardians Index. Certain Guardians Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Guardians Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Guardians Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Guardians Index-Linked Instruments.

The Cleveland Guardians

The Cleveland Guardians are a professional baseball team based in Cleveland, Ohio, competing in the American League Central division of MLB. During the 2025 season, the Guardians finished first in the American League Central. The Guardians were founded in 1901. The team is currently owned by the Dolan family, with Paul Dolan serving as CEO. The team has won two World Series championships, capturing titles in 1920 and 1948. Neither the Fund, the Trust, nor the Adviser is affiliated with the Cleveland Guardians.

Guardians Index Futures Contracts

The Fund intends to typically enter into cash-settled Guardians Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Guardians Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Guardians Index Futures Contracts may differ from that of the Guardians Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Guardians Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Guardians Index Futures Contracts were not readily available, the Fund would fair value its Guardians Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Guardians Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Guardians Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Guardians Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Guardians Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Guardians Index Futures Contracts, Other Investment Companies, or the Guardians Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Guardians Index Futures Contracts, Other Investment Companies or the Guardians Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Guardians Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Guardians Index Futures Contracts. The price of Guardians Index Futures Contracts may not be an accurate measure of the Guardians Index. Consequently, the Fund may perform differently from the performance of the Guardians Index. There can be no guarantee that the performance of Guardians Index Futures Contracts will be highly correlated to the performance of the Guardians Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Guardians Index Futures Contracts and decrease the correlation between the performance of Guardians Index Futures Contracts and the Guardians Index, over short- or long-term periods. In addition, the performance of back-month Guardians Index Futures Contracts is likely to differ more significantly from the performance of the Guardians Index. To the extent the Fund is invested in back-month Guardians Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Guardians Index. Moreover, because the Guardians Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Guardians Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Guardians Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Guardians Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Guardians Index. Successfully investing in Guardians Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Guardians Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Guardians Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Guardians Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Guardians Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Guardians Index Investing Risk. The Fund is indirectly exposed to the risks of the Guardians Index through its investments in Guardians Index Futures Contracts and other Guardians Index-Linked Instruments. The Fund does not invest in the Guardians Index, which is an uninvestable index. The performance of the Guardians Index will be very different from a portfolio of Guardians Index Futures Contracts.

The Guardians Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Cleveland Guardians could have a significant negative impact on the level of the Guardians Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Guardians Index Futures Contracts and Guardians Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Cleveland Guardians) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Guardians Index and, consequently, the prices of Guardians Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Guardians Index. Such persons could trade Guardians Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Guardians Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Guardians Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Guardians Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Guardians Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Guardians Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Guardians Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Guardians Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Guardians Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Guardians Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Guardians Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Guardians Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Guardians Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Guardians Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Guardians Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Guardians Index moves in real-time based on officially reported game statistics, and the prices of Guardians Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Guardians Index will not move because no games are being played, and the Fund’s exposure to Guardians Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Guardians Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Guardians Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Guardians Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Guardians Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Guardians Index would not generate data, and trading in Guardians Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Guardians Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Guardians Index, Guardians Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Guardians Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Guardians Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Guardians Index could change materially and the futures market may not immediately price in such changes. The Guardians Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Guardians Index Futures Contracts may have limited or no trading activity. Because the Guardians Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Guardians Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Guardians Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Guardians Index Futures Contracts is in a period of contango, if the performance of the Guardians Index and the price of Guardians Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Guardians Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Guardians Index Futures Contracts trade have established position limits and price limits for Guardians Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Guardians Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Guardians Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Guardians Index Futures Contracts, a disruption to the market for Guardians Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Guardians Index-Linked Instruments that are not Guardians Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Guardians Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Guardians Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Guardians Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Guardians Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Guardians Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Guardians Index Futures Contracts and the Fund to underperform the Guardians Index. Both contango and backwardation would reduce the Fund’s correlation to the Guardians Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Guardians Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Guardians Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Guardians Index Futures Contracts, a disruption to the market for Guardians Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Guardians Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Guardians Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Guardians Index Futures Contracts, Other Investment Companies, or the Guardians Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Guardians Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Guardians Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Guardians Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Guardians Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Guardians Index Futures Contracts; reverse repurchase agreements; swaps on Guardians Index Futures Contracts, Other Investment Companies, or the Guardians Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Guardians Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Guardians Index and may result in the proportion of Guardians Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Guardians Index. Additionally, because the market for Guardians Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Guardians Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Guardians Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Guardians Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Guardians Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Guardians Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Colorado Rockies ETF

Investment Objective

The Colorado Rockies ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Colorado Rockies Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Colorado Rockies Index, which is a non-investable index (the “Rockies Index”). The Rockies Index is designed to systematically measure the cumulative team performance of the Colorado Rockies only during games played over the regular and post-season. The Rockies Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Rockies Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Rockies Index which is calculated into a trackable and tradable number. The Rockies Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Colorado Rockies, will not impact the value of the Rockies Index.

The Rockies Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Rockies Index value resets to 7,500.

The Rockies Index is maintained and calculated by FutureSports (the “Index Provider”). The Rockies Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Rockies Index but does not participate in index determination or governance.

The Fund obtains exposure to the Rockies Index by investments in futures contracts that reference the Rockies Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Rockies Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Rockies Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Rockies Index-Linked Instruments. For purposes of this policy, “Rockies Index-Linked Instruments” means (i) Rockies Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Rockies Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Rockies Index Futures Contracts, Other Investment Companies, or the Rockies Index. Certain Rockies Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Rockies Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rockies Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rockies Index-Linked Instruments.

The Colorado Rockies

The Colorado Rockies are a professional baseball team based in Denver, Colorado, competing in the National League West division of MLB. During the 2025 season, the Rockies finished fifth in the National League West. The Rockies were founded in 1993 as an expansion franchise. The team is currently owned by Dick Monfort and Charlie Monfort. The team has never won a World Series championship. Neither the Fund, the Trust, nor the Adviser is affiliated with the Colorado Rockies.

Rockies Index Futures Contracts

The Fund intends to typically enter into cash-settled Rockies Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Rockies Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Rockies Index Futures Contracts may differ from that of the Rockies Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Rockies Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Rockies Index Futures Contracts were not readily available, the Fund would fair value its Rockies Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Rockies Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Rockies Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Rockies Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Rockies Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Rockies Index Futures Contracts, Other Investment Companies, or the Rockies Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Rockies Index Futures Contracts, Other Investment Companies or the Rockies Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Rockies Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rockies Index Futures Contracts. The price of Rockies Index Futures Contracts may not be an accurate measure of the Rockies Index. Consequently, the Fund may perform differently from the performance of the Rockies Index. There can be no guarantee that the performance of Rockies Index Futures Contracts will be highly correlated to the performance of the Rockies Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Rockies Index Futures Contracts and decrease the correlation between the performance of Rockies Index Futures Contracts and the Rockies Index, over short- or long-term periods. In addition, the performance of back-month Rockies Index Futures Contracts is likely to differ more significantly from the performance of the Rockies Index. To the extent the Fund is invested in back-month Rockies Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Rockies Index. Moreover, because the Rockies Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Rockies Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Rockies Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Rockies Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Rockies Index. Successfully investing in Rockies Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Rockies Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Rockies Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Rockies Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Rockies Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Rockies Index Investing Risk. The Fund is indirectly exposed to the risks of the Rockies Index through its investments in Rockies Index Futures Contracts and other Rockies Index-Linked Instruments. The Fund does not invest in the Rockies Index, which is an uninvestable index. The performance of the Rockies Index will be very different from a portfolio of Rockies Index Futures Contracts.

The Rockies Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Colorado Rockies could have a significant negative impact on the level of the Rockies Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Rockies Index Futures Contracts and Rockies Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Colorado Rockies) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Rockies Index and, consequently, the prices of Rockies Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Rockies Index. Such persons could trade Rockies Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Rockies Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Rockies Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Rockies Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Rockies Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Rockies Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Rockies Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Rockies Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Rockies Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Rockies Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Rockies Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Rockies Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Rockies Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Rockies Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Rockies Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Rockies Index moves in real-time based on officially reported game statistics, and the prices of Rockies Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Rockies Index will not move because no games are being played, and the Fund’s exposure to Rockies Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Rockies Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Rockies Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Rockies Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Rockies Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Rockies Index would not generate data, and trading in Rockies Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Rockies Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Rockies Index, Rockies Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Rockies Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Rockies Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Rockies Index could change materially and the futures market may not immediately price in such changes. The Rockies Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Rockies Index Futures Contracts may have limited or no trading activity. Because the Rockies Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Rockies Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Rockies Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Rockies Index Futures Contracts is in a period of contango, if the performance of the Rockies Index and the price of Rockies Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Rockies Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Rockies Index Futures Contracts trade have established position limits and price limits for Rockies Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Rockies Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Rockies Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Rockies Index Futures Contracts, a disruption to the market for Rockies Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Rockies Index-Linked Instruments that are not Rockies Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Rockies Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Rockies Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Rockies Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Rockies Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Rockies Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Rockies Index Futures Contracts and the Fund to underperform the Rockies Index. Both contango and backwardation would reduce the Fund’s correlation to the Rockies Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Rockies Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Rockies Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Rockies Index Futures Contracts, a disruption to the market for Rockies Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Rockies Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Rockies Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Rockies Index Futures Contracts, Other Investment Companies, or the Rockies Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Rockies Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Rockies Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Rockies Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Rockies Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Rockies Index Futures Contracts; reverse repurchase agreements; swaps on Rockies Index Futures Contracts, Other Investment Companies, or the Rockies Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Rockies Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Rockies Index and may result in the proportion of Rockies Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Rockies Index. Additionally, because the market for Rockies Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Rockies Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Rockies Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Rockies Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Rockies Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Rockies Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Detroit Tigers ETF

Investment Objective

The Detroit Tigers ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Detroit Tigers Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Detroit Tigers Index, which is a non-investable index (the “Tigers Index”). The Tigers Index is designed to systematically measure the cumulative team performance of the Detroit Tigers only during games played over the regular and post-season. The Tigers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Tigers Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Tigers Index which is calculated into a trackable and tradable number. The Tigers Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Detroit Tigers, will not impact the value of the Tigers Index.

The Tigers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Tigers Index value resets to 7,500.

The Tigers Index is maintained and calculated by FutureSports (the “Index Provider”). The Tigers Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Tigers Index but does not participate in index determination or governance.

The Fund obtains exposure to the Tigers Index by investments in futures contracts that reference the Tigers Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Tigers Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Tigers Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Tigers Index-Linked Instruments. For purposes of this policy, “Tigers Index-Linked Instruments” means (i) Tigers Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Tigers Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Tigers Index Futures Contracts, Other Investment Companies, or the Tigers Index. Certain Tigers Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Tigers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Tigers Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Tigers Index-Linked Instruments.

The Detroit Tigers

The Detroit Tigers are a professional baseball team based in Detroit, Michigan, competing in the American League Central division of MLB. During the 2025 season, the Tigers finished second in the American League Central. The Tigers were founded in 1894. The team is currently owned by Ilitch Family Trust. Chris Ilitch has served as Owner and Chairman since 2017. The team has won four World Series championships, capturing titles in 1935, 1945, 1968, and 1984. Neither the Fund, the Trust, nor the Adviser is affiliated with the Detroit Tigers.

Tigers Index Futures Contracts

The Fund intends to typically enter into cash-settled Tigers Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Tigers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Tigers Index Futures Contracts may differ from that of the Tigers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Tigers Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Tigers Index Futures Contracts were not readily available, the Fund would fair value its Tigers Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Tigers Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Tigers Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Tigers Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Tigers Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Tigers Index Futures Contracts, Other Investment Companies, or the Tigers Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Tigers Index Futures Contracts, Other Investment Companies or the Tigers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Tigers Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Tigers Index Futures Contracts. The price of Tigers Index Futures Contracts may not be an accurate measure of the Tigers Index. Consequently, the Fund may perform differently from the performance of the Tigers Index. There can be no guarantee that the performance of Tigers Index Futures Contracts will be highly correlated to the performance of the Tigers Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Tigers Index Futures Contracts and decrease the correlation between the performance of Tigers Index Futures Contracts and the Tigers Index, over short- or long-term periods. In addition, the performance of back-month Tigers Index Futures Contracts is likely to differ more significantly from the performance of the Tigers Index. To the extent the Fund is invested in back-month Tigers Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Tigers Index. Moreover, because the Tigers Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Tigers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Tigers Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Tigers Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Tigers Index. Successfully investing in Tigers Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Tigers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Tigers Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Tigers Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Tigers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Tigers Index Investing Risk. The Fund is indirectly exposed to the risks of the Tigers Index through its investments in Tigers Index Futures Contracts and other Tigers Index-Linked Instruments. The Fund does not invest in the Tigers Index, which is an uninvestable index. The performance of the Tigers Index will be very different from a portfolio of Tigers Index Futures Contracts.

The Tigers Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Detroit Tigers could have a significant negative impact on the level of the Tigers Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Tigers Index Futures Contracts and Tigers Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Detroit Tigers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Tigers Index and, consequently, the prices of Tigers Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Tigers Index. Such persons could trade Tigers Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Tigers Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Tigers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Tigers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Tigers Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Tigers Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Tigers Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Tigers Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Tigers Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Tigers Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Tigers Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Tigers Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Tigers Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Tigers Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Tigers Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Tigers Index moves in real-time based on officially reported game statistics, and the prices of Tigers Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Tigers Index will not move because no games are being played, and the Fund’s exposure to Tigers Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Tigers Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Tigers Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Tigers Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Tigers Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Tigers Index would not generate data, and trading in Tigers Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Tigers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Tigers Index, Tigers Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Tigers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Tigers Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Tigers Index could change materially and the futures market may not immediately price in such changes. The Tigers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Tigers Index Futures Contracts may have limited or no trading activity. Because the Tigers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Tigers Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Tigers Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Tigers Index Futures Contracts is in a period of contango, if the performance of the Tigers Index and the price of Tigers Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Tigers Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Tigers Index Futures Contracts trade have established position limits and price limits for Tigers Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Tigers Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Tigers Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Tigers Index Futures Contracts, a disruption to the market for Tigers Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Tigers Index-Linked Instruments that are not Tigers Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Tigers Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Tigers Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Tigers Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Tigers Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Tigers Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Tigers Index Futures Contracts and the Fund to underperform the Tigers Index. Both contango and backwardation would reduce the Fund’s correlation to the Tigers Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Tigers Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Tigers Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Tigers Index Futures Contracts, a disruption to the market for Tigers Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Tigers Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Tigers Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Tigers Index Futures Contracts, Other Investment Companies, or the Tigers Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Tigers Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Tigers Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Tigers Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Tigers Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Tigers Index Futures Contracts; reverse repurchase agreements; swaps on Tigers Index Futures Contracts, Other Investment Companies, or the Tigers Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Tigers Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Tigers Index and may result in the proportion of Tigers Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Tigers Index. Additionally, because the market for Tigers Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Tigers Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Tigers Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Tigers Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Tigers Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Tigers Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Houston Astros ETF

Investment Objective

The Houston Astros ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Houston Astros Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Houston Astros Index, which is a non-investable index (the “Astros Index”). The Astros Index is designed to systematically measure the cumulative team performance of the Houston Astros only during games played over the regular and post-season. The Astros Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Astros Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Astros Index which is calculated into a trackable and tradable number. The Astros Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Houston Astros, will not impact the value of the Astros Index.

The Astros Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Astros Index value resets to 7,500.

The Astros Index is maintained and calculated by FutureSports (the “Index Provider”). The Astros Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Astros Index but does not participate in index determination or governance.

The Fund obtains exposure to the Astros Index by investments in futures contracts that reference the Astros Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Astros Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Astros Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Astros Index-Linked Instruments. For purposes of this policy, “Astros Index-Linked Instruments” means (i) Astros Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Astros Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Astros Index Futures Contracts, Other Investment Companies, or the Astros Index. Certain Astros Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Astros Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Astros Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Astros Index-Linked Instruments.

The Houston Astros

The Houston Astros are a professional baseball team based in Houston, Texas, competing in the American League West division of MLB. During the 2025 season, the Astros finished second in the American League West. The Astros were founded in 1962 as an expansion franchise. The team is currently owned by Jim Crane, who has served as Owner and Chairman since 2011. The team has won two World Series championships, capturing titles in 2017 and 2022. Neither the Fund, the Trust, nor the Adviser is affiliated with the Houston Astros.

Astros Index Futures Contracts

The Fund intends to typically enter into cash-settled Astros Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Astros Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Astros Index Futures Contracts may differ from that of the Astros Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Astros Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Astros Index Futures Contracts were not readily available, the Fund would fair value its Astros Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Astros Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Astros Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Astros Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Astros Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Astros Index Futures Contracts, Other Investment Companies, or the Astros Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Astros Index Futures Contracts, Other Investment Companies or the Astros Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Astros Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Astros Index Futures Contracts. The price of Astros Index Futures Contracts may not be an accurate measure of the Astros Index. Consequently, the Fund may perform differently from the performance of the Astros Index. There can be no guarantee that the performance of Astros Index Futures Contracts will be highly correlated to the performance of the Astros Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Astros Index Futures Contracts and decrease the correlation between the performance of Astros Index Futures Contracts and the Astros Index, over short- or long-term periods. In addition, the performance of back-month Astros Index Futures Contracts is likely to differ more significantly from the performance of the Astros Index. To the extent the Fund is invested in back-month Astros Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Astros Index. Moreover, because the Astros Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Astros Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Astros Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Astros Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Astros Index. Successfully investing in Astros Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Astros Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Astros Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Astros Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Astros Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Astros Index Investing Risk. The Fund is indirectly exposed to the risks of the Astros Index through its investments in Astros Index Futures Contracts and other Astros Index-Linked Instruments. The Fund does not invest in the Astros Index, which is an uninvestable index. The performance of the Astros Index will be very different from a portfolio of Astros Index Futures Contracts.

The Astros Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Houston Astros could have a significant negative impact on the level of the Astros Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Astros Index Futures Contracts and Astros Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Houston Astros) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Astros Index and, consequently, the prices of Astros Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Astros Index. Such persons could trade Astros Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Astros Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Astros Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Astros Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Astros Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Astros Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Astros Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Astros Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Astros Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Astros Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Astros Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Astros Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Astros Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Astros Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Astros Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Astros Index moves in real-time based on officially reported game statistics, and the prices of Astros Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Astros Index will not move because no games are being played, and the Fund’s exposure to Astros Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Astros Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Astros Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Astros Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Astros Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Astros Index would not generate data, and trading in Astros Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Astros Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Astros Index, Astros Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Astros Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Astros Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Astros Index could change materially and the futures market may not immediately price in such changes. The Astros Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Astros Index Futures Contracts may have limited or no trading activity. Because the Astros Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Astros Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Astros Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Astros Index Futures Contracts is in a period of contango, if the performance of the Astros Index and the price of Astros Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Astros Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Astros Index Futures Contracts trade have established position limits and price limits for Astros Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Astros Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Astros Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Astros Index Futures Contracts, a disruption to the market for Astros Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Astros Index-Linked Instruments that are not Astros Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Astros Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Astros Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Astros Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Astros Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Astros Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Astros Index Futures Contracts and the Fund to underperform the Astros Index. Both contango and backwardation would reduce the Fund’s correlation to the Astros Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Astros Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Astros Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Astros Index Futures Contracts, a disruption to the market for Astros Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Astros Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Astros Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Astros Index Futures Contracts, Other Investment Companies, or the Astros Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Astros Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Astros Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Astros Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Astros Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Astros Index Futures Contracts; reverse repurchase agreements; swaps on Astros Index Futures Contracts, Other Investment Companies, or the Astros Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Astros Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Astros Index and may result in the proportion of Astros Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Astros Index. Additionally, because the market for Astros Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Astros Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Astros Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Astros Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Astros Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Astros Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Kansas City Royals ETF

Investment Objective

The Kansas City Royals ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Kansas City Royals Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Kansas City Royals Index, which is a non-investable index (the “Royals Index”). The Royals Index is designed to systematically measure the cumulative team performance of the Kansas City Royals only during games played over the regular and post-season. The Royals Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Royals Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Royals Index which is calculated into a trackable and tradable number. The Royals Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Kansas City Royals, will not impact the value of the Royals Index.

The Royals Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Royals Index value resets to 7,500.

The Royals Index is maintained and calculated by FutureSports (the “Index Provider”). The Royals Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Royals Index but does not participate in index determination or governance.

The Fund obtains exposure to the Royals Index by investments in futures contracts that reference the Royals Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Royals Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Royals Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Royals Index-Linked Instruments. For purposes of this policy, “Royals Index-Linked Instruments” means (i) Royals Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Royals Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Royals Index Futures Contracts, Other Investment Companies, or the Royals Index. Certain Royals Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Royals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Royals Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Royals Index-Linked Instruments.

The Kansas City Royals

The Kansas City Royals are a professional baseball team based in Kansas City, Missouri, competing in the American League Central division of MLB. During the 2025 season, the Royals finished third in the American League Central. The Royals were founded in 1969 as an expansion franchise. The team is currently owned by John Sherman, who has served as Principal Owner and Chairman since 2019. The team has won two World Series championships, capturing titles in 1985 and 2015. Neither the Fund, the Trust, nor the Adviser is affiliated with the Kansas City Royals.

Royals Index Futures Contracts

The Fund intends to typically enter into cash-settled Royals Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Royals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Royals Index Futures Contracts may differ from that of the Royals Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Royals Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Royals Index Futures Contracts were not readily available, the Fund would fair value its Royals Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Royals Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Royals Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Royals Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Royals Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Royals Index Futures Contracts, Other Investment Companies, or the Royals Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Royals Index Futures Contracts, Other Investment Companies or the Royals Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Royals Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Royals Index Futures Contracts. The price of Royals Index Futures Contracts may not be an accurate measure of the Royals Index. Consequently, the Fund may perform differently from the performance of the Royals Index. There can be no guarantee that the performance of Royals Index Futures Contracts will be highly correlated to the performance of the Royals Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Royals Index Futures Contracts and decrease the correlation between the performance of Royals Index Futures Contracts and the Royals Index, over short- or long-term periods. In addition, the performance of back-month Royals Index Futures Contracts is likely to differ more significantly from the performance of the Royals Index. To the extent the Fund is invested in back-month Royals Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Royals Index. Moreover, because the Royals Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Royals Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Royals Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Royals Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Royals Index. Successfully investing in Royals Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Royals Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Royals Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Royals Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Royals Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Royals Index Investing Risk. The Fund is indirectly exposed to the risks of the Royals Index through its investments in Royals Index Futures Contracts and other Royals Index-Linked Instruments. The Fund does not invest in the Royals Index, which is an uninvestable index. The performance of the Royals Index will be very different from a portfolio of Royals Index Futures Contracts.

The Royals Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Kansas City Royals could have a significant negative impact on the level of the Royals Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Royals Index Futures Contracts and Royals Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Kansas City Royals) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Royals Index and, consequently, the prices of Royals Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Royals Index. Such persons could trade Royals Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Royals Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Royals Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Royals Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Royals Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Royals Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Royals Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Royals Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Royals Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Royals Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Royals Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Royals Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Royals Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Royals Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Royals Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Royals Index moves in real-time based on officially reported game statistics, and the prices of Royals Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Royals Index will not move because no games are being played, and the Fund’s exposure to Royals Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Royals Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Royals Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Royals Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Royals Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Royals Index would not generate data, and trading in Royals Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Royals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Royals Index, Royals Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Royals Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Royals Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Royals Index could change materially and the futures market may not immediately price in such changes. The Royals Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Royals Index Futures Contracts may have limited or no trading activity. Because the Royals Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Royals Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Royals Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Royals Index Futures Contracts is in a period of contango, if the performance of the Royals Index and the price of Royals Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Royals Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Royals Index Futures Contracts trade have established position limits and price limits for Royals Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Royals Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Royals Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Royals Index Futures Contracts, a disruption to the market for Royals Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Royals Index-Linked Instruments that are not Royals Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Royals Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Royals Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Royals Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Royals Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Royals Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Royals Index Futures Contracts and the Fund to underperform the Royals Index. Both contango and backwardation would reduce the Fund’s correlation to the Royals Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Royals Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Royals Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Royals Index Futures Contracts, a disruption to the market for Royals Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Royals Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Royals Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Royals Index Futures Contracts, Other Investment Companies, or the Royals Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Royals Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Royals Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Royals Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Royals Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Royals Index Futures Contracts; reverse repurchase agreements; swaps on Royals Index Futures Contracts, Other Investment Companies, or the Royals Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Royals Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Royals Index and may result in the proportion of Royals Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Royals Index. Additionally, because the market for Royals Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Royals Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Royals Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Royals Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Royals Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Royals Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Los Angeles Angels ETF

Investment Objective

The Los Angeles Angels ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Los Angeles Angels Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Los Angeles Angels Index, which is a non-investable index (the “Angels Index”). The Angels Index is designed to systematically measure the cumulative team performance of the Los Angeles Angels only during games played over the regular and post-season. The Angels Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Angels Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Angels Index which is calculated into a trackable and tradable number. The Angels Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Los Angeles Angels, will not impact the value of the Angels Index.

The Angels Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Angels Index value resets to 7,500.

The Angels Index is maintained and calculated by FutureSports (the “Index Provider”). The Angels Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Angels Index but does not participate in index determination or governance.

The Fund obtains exposure to the Angels Index by investments in futures contracts that reference the Angels Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Angels Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Angels Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Angels Index-Linked Instruments. For purposes of this policy, “Angels Index-Linked Instruments” means (i) Angels Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Angels Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Angels Index Futures Contracts, Other Investment Companies, or the Angels Index. Certain Angels Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Angels Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Angels Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Angels Index-Linked Instruments.

The Los Angeles Angels

The Los Angeles Angels are a professional baseball team based in Anaheim, California, competing in the American League West division of MLB. During the 2025 season, the Angels finished fifth in the American League West. The Angels were founded in 1961 as an expansion franchise. The team is currently owned by Arte Moreno, who has served as Owner since 2003. The team has won one World Series championship, capturing the title in 2002. Neither the Fund, the Trust, nor the Adviser is affiliated with the Los Angeles Angels.

Angels Index Futures Contracts

The Fund intends to typically enter into cash-settled Angels Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Angels Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Angels Index Futures Contracts may differ from that of the Angels Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Angels Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Angels Index Futures Contracts were not readily available, the Fund would fair value its Angels Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Angels Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Angels Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Angels Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Angels Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Angels Index Futures Contracts, Other Investment Companies, or the Angels Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Angels Index Futures Contracts, Other Investment Companies or the Angels Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Angels Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Angels Index Futures Contracts. The price of Angels Index Futures Contracts may not be an accurate measure of the Angels Index. Consequently, the Fund may perform differently from the performance of the Angels Index. There can be no guarantee that the performance of Angels Index Futures Contracts will be highly correlated to the performance of the Angels Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Angels Index Futures Contracts and decrease the correlation between the performance of Angels Index Futures Contracts and the Angels Index, over short- or long-term periods. In addition, the performance of back-month Angels Index Futures Contracts is likely to differ more significantly from the performance of the Angels Index. To the extent the Fund is invested in back-month Angels Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Angels Index. Moreover, because the Angels Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Angels Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Angels Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Angels Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Angels Index. Successfully investing in Angels Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Angels Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Angels Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Angels Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Angels Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Angels Index Investing Risk. The Fund is indirectly exposed to the risks of the Angels Index through its investments in Angels Index Futures Contracts and other Angels Index-Linked Instruments. The Fund does not invest in the Angels Index, which is an uninvestable index. The performance of the Angels Index will be very different from a portfolio of Angels Index Futures Contracts.

The Angels Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Los Angeles Angels could have a significant negative impact on the level of the Angels Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Angels Index Futures Contracts and Angels Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Los Angeles Angels) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Angels Index and, consequently, the prices of Angels Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Angels Index. Such persons could trade Angels Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Angels Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Angels Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Angels Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Angels Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Angels Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Angels Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Angels Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Angels Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Angels Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Angels Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Angels Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Angels Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Angels Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Angels Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Angels Index moves in real-time based on officially reported game statistics, and the prices of Angels Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Angels Index will not move because no games are being played, and the Fund’s exposure to Angels Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Angels Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Angels Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Angels Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Angels Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Angels Index would not generate data, and trading in Angels Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Angels Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Angels Index, Angels Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Angels Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Angels Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Angels Index could change materially and the futures market may not immediately price in such changes. The Angels Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Angels Index Futures Contracts may have limited or no trading activity. Because the Angels Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Angels Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Angels Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Angels Index Futures Contracts is in a period of contango, if the performance of the Angels Index and the price of Angels Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Angels Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Angels Index Futures Contracts trade have established position limits and price limits for Angels Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Angels Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Angels Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Angels Index Futures Contracts, a disruption to the market for Angels Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Angels Index-Linked Instruments that are not Angels Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Angels Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Angels Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Angels Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Angels Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Angels Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Angels Index Futures Contracts and the Fund to underperform the Angels Index. Both contango and backwardation would reduce the Fund’s correlation to the Angels Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Angels Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Angels Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Angels Index Futures Contracts, a disruption to the market for Angels Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Angels Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Angels Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Angels Index Futures Contracts, Other Investment Companies, or the Angels Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Angels Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Angels Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Angels Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Angels Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Angels Index Futures Contracts; reverse repurchase agreements; swaps on Angels Index Futures Contracts, Other Investment Companies, or the Angels Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Angels Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Angels Index and may result in the proportion of Angels Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Angels Index. Additionally, because the market for Angels Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Angels Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Angels Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Angels Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Angels Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Angels Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Los Angeles Dodgers ETF

Investment Objective

The Los Angeles Dodgers ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Los Angeles Dodgers Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Los Angeles Dodgers Index, which is a non-investable index (the “Dodgers Index”). The Dodgers Index is designed to systematically measure the cumulative team performance of the Los Angeles Dodgers only during games played over the regular and post-season. The Dodgers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Dodgers Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Dodgers Index which is calculated into a trackable and tradable number. The Dodgers Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Los Angeles Dodgers, will not impact the value of the Dodgers Index.

The Dodgers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Dodgers Index value resets to 7,500.

The Dodgers Index is maintained and calculated by FutureSports (the “Index Provider”). The Dodgers Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Dodgers Index but does not participate in index determination or governance.

The Fund obtains exposure to the Dodgers Index by investments in futures contracts that reference the Dodgers Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Dodgers Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Dodgers Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Dodgers Index-Linked Instruments. For purposes of this policy, “Dodgers Index-Linked Instruments” means (i) Dodgers Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Dodgers Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Dodgers Index Futures Contracts, Other Investment Companies, or the Dodgers Index. Certain Dodgers Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Dodgers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Dodgers Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Dodgers Index-Linked Instruments.

The Los Angeles Dodgers

The Los Angeles Dodgers are a professional baseball team based in Los Angeles, California, competing in the National League West division of MLB. During the 2025 season, the Dodgers finished first in the National League West. The Dodgers were founded in 1883. The team is currently owned by Guggenheim Baseball Management. The team has won nine World Series championships, capturing titles in 1955, 1959, 1963, 1965, 1981, 1988, 2020, 2024, and 2025. Neither the Fund, the Trust, nor the Adviser is affiliated with the Los Angeles Dodgers.

Dodgers Index Futures Contracts

The Fund intends to typically enter into cash-settled Dodgers Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Dodgers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Dodgers Index Futures Contracts may differ from that of the Dodgers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Dodgers Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Dodgers Index Futures Contracts were not readily available, the Fund would fair value its Dodgers Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Dodgers Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Dodgers Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Dodgers Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Dodgers Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Dodgers Index Futures Contracts, Other Investment Companies, or the Dodgers Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Dodgers Index Futures Contracts, Other Investment Companies or the Dodgers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Dodgers Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Dodgers Index Futures Contracts. The price of Dodgers Index Futures Contracts may not be an accurate measure of the Dodgers Index. Consequently, the Fund may perform differently from the performance of the Dodgers Index. There can be no guarantee that the performance of Dodgers Index Futures Contracts will be highly correlated to the performance of the Dodgers Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Dodgers Index Futures Contracts and decrease the correlation between the performance of Dodgers Index Futures Contracts and the Dodgers Index, over short- or long-term periods. In addition, the performance of back-month Dodgers Index Futures Contracts is likely to differ more significantly from the performance of the Dodgers Index. To the extent the Fund is invested in back-month Dodgers Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Dodgers Index. Moreover, because the Dodgers Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Dodgers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Dodgers Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Dodgers Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Dodgers Index. Successfully investing in Dodgers Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Dodgers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Dodgers Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Dodgers Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Dodgers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Dodgers Index Investing Risk. The Fund is indirectly exposed to the risks of the Dodgers Index through its investments in Dodgers Index Futures Contracts and other Dodgers Index-Linked Instruments. The Fund does not invest in the Dodgers Index, which is an uninvestable index. The performance of the Dodgers Index will be very different from a portfolio of Dodgers Index Futures Contracts.

The Dodgers Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Los Angeles Dodgers could have a significant negative impact on the level of the Dodgers Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Dodgers Index Futures Contracts and Dodgers Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Los Angeles Dodgers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Dodgers Index and, consequently, the prices of Dodgers Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Dodgers Index. Such persons could trade Dodgers Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Dodgers Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Dodgers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Dodgers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Dodgers Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Dodgers Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Dodgers Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Dodgers Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Dodgers Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Dodgers Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Dodgers Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Dodgers Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Dodgers Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Dodgers Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Dodgers Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Dodgers Index moves in real-time based on officially reported game statistics, and the prices of Dodgers Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Dodgers Index will not move because no games are being played, and the Fund’s exposure to Dodgers Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Dodgers Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Dodgers Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Dodgers Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Dodgers Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Dodgers Index would not generate data, and trading in Dodgers Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Dodgers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Dodgers Index, Dodgers Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Dodgers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Dodgers Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Dodgers Index could change materially and the futures market may not immediately price in such changes. The Dodgers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Dodgers Index Futures Contracts may have limited or no trading activity. Because the Dodgers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Dodgers Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Dodgers Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Dodgers Index Futures Contracts is in a period of contango, if the performance of the Dodgers Index and the price of Dodgers Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Dodgers Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Dodgers Index Futures Contracts trade have established position limits and price limits for Dodgers Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Dodgers Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Dodgers Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Dodgers Index Futures Contracts, a disruption to the market for Dodgers Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Dodgers Index-Linked Instruments that are not Dodgers Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Dodgers Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Dodgers Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Dodgers Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Dodgers Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Dodgers Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Dodgers Index Futures Contracts and the Fund to underperform the Dodgers Index. Both contango and backwardation would reduce the Fund’s correlation to the Dodgers Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Dodgers Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Dodgers Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Dodgers Index Futures Contracts, a disruption to the market for Dodgers Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Dodgers Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Dodgers Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Dodgers Index Futures Contracts, Other Investment Companies, or the Dodgers Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Dodgers Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Dodgers Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Dodgers Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Dodgers Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Dodgers Index Futures Contracts; reverse repurchase agreements; swaps on Dodgers Index Futures Contracts, Other Investment Companies, or the Dodgers Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Dodgers Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Dodgers Index and may result in the proportion of Dodgers Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Dodgers Index. Additionally, because the market for Dodgers Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Dodgers Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Dodgers Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Dodgers Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Dodgers Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Dodgers Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Miami Marlins ETF

Investment Objective

The Miami Marlins ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Miami Marlins Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Miami Marlins Index, which is a non-investable index (the “Marlins Index”). The Marlins Index is designed to systematically measure the cumulative team performance of the Miami Marlins only during games played over the regular and post-season. The Marlins Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Marlins Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Marlins Index which is calculated into a trackable and tradable number. The Marlins Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Miami Marlins, will not impact the value of the Marlins Index.

The Marlins Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Marlins Index value resets to 7,500.

The Marlins Index is maintained and calculated by FutureSports (the “Index Provider”). The Marlins Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Marlins Index but does not participate in index determination or governance.

The Fund obtains exposure to the Marlins Index by investments in futures contracts that reference the Marlins Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Marlins Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Marlins Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Marlins Index-Linked Instruments. For purposes of this policy, “Marlins Index-Linked Instruments” means (i) Marlins Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Marlins Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Marlins Index Futures Contracts, Other Investment Companies, or the Marlins Index. Certain Marlins Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Marlins Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Marlins Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Marlins Index-Linked Instruments.

The Miami Marlins

The Miami Marlins are a professional baseball team based in Miami, Florida, competing in the National League East division of MLB. During the 2025 season, the Marlins finished third in the National League East. The Marlins were founded in 1991 as an expansion franchise. The team is currently owned by Bruce Sherman, who has served as Chairman since 2017. The team has won two World Series championships, capturing titles in 1997 and 2003. Neither the Fund, the Trust, nor the Adviser is affiliated with the Miami Marlins.

Marlins Index Futures Contracts

The Fund intends to typically enter into cash-settled Marlins Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Marlins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Marlins Index Futures Contracts may differ from that of the Marlins Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Marlins Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Marlins Index Futures Contracts were not readily available, the Fund would fair value its Marlins Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Marlins Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Marlins Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Marlins Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Marlins Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Marlins Index Futures Contracts, Other Investment Companies, or the Marlins Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Marlins Index Futures Contracts, Other Investment Companies or the Marlins Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Marlins Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Marlins Index Futures Contracts. The price of Marlins Index Futures Contracts may not be an accurate measure of the Marlins Index. Consequently, the Fund may perform differently from the performance of the Marlins Index. There can be no guarantee that the performance of Marlins Index Futures Contracts will be highly correlated to the performance of the Marlins Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Marlins Index Futures Contracts and decrease the correlation between the performance of Marlins Index Futures Contracts and the Marlins Index, over short- or long-term periods. In addition, the performance of back-month Marlins Index Futures Contracts is likely to differ more significantly from the performance of the Marlins Index. To the extent the Fund is invested in back-month Marlins Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Marlins Index. Moreover, because the Marlins Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Marlins Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Marlins Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Marlins Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Marlins Index. Successfully investing in Marlins Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Marlins Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Marlins Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Marlins Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Marlins Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Marlins Index Investing Risk. The Fund is indirectly exposed to the risks of the Marlins Index through its investments in Marlins Index Futures Contracts and other Marlins Index-Linked Instruments. The Fund does not invest in the Marlins Index, which is an uninvestable index. The performance of the Marlins Index will be very different from a portfolio of Marlins Index Futures Contracts.

The Marlins Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Miami Marlins could have a significant negative impact on the level of the Marlins Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Marlins Index Futures Contracts and Marlins Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Miami Marlins) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Marlins Index and, consequently, the prices of Marlins Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Marlins Index. Such persons could trade Marlins Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Marlins Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Marlins Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Marlins Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Marlins Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Marlins Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Marlins Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Marlins Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Marlins Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Marlins Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Marlins Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Marlins Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Marlins Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Marlins Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Marlins Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Marlins Index moves in real-time based on officially reported game statistics, and the prices of Marlins Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Marlins Index will not move because no games are being played, and the Fund’s exposure to Marlins Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Marlins Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Marlins Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Marlins Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Marlins Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Marlins Index would not generate data, and trading in Marlins Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Marlins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Marlins Index, Marlins Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Marlins Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Marlins Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Marlins Index could change materially and the futures market may not immediately price in such changes. The Marlins Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Marlins Index Futures Contracts may have limited or no trading activity. Because the Marlins Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Marlins Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Marlins Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Marlins Index Futures Contracts is in a period of contango, if the performance of the Marlins Index and the price of Marlins Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Marlins Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Marlins Index Futures Contracts trade have established position limits and price limits for Marlins Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Marlins Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Marlins Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Marlins Index Futures Contracts, a disruption to the market for Marlins Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Marlins Index-Linked Instruments that are not Marlins Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Marlins Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Marlins Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Marlins Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Marlins Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Marlins Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Marlins Index Futures Contracts and the Fund to underperform the Marlins Index. Both contango and backwardation would reduce the Fund’s correlation to the Marlins Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Marlins Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Marlins Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Marlins Index Futures Contracts, a disruption to the market for Marlins Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Marlins Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Marlins Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Marlins Index Futures Contracts, Other Investment Companies, or the Marlins Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Marlins Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Marlins Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Marlins Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Marlins Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Marlins Index Futures Contracts; reverse repurchase agreements; swaps on Marlins Index Futures Contracts, Other Investment Companies, or the Marlins Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Marlins Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Marlins Index and may result in the proportion of Marlins Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Marlins Index. Additionally, because the market for Marlins Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Marlins Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Marlins Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Marlins Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Marlins Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Marlins Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Milwaukee Brewers ETF

Investment Objective

The Milwaukee Brewers ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Milwaukee Brewers Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Milwaukee Brewers Index, which is a non-investable index (the “Brewers Index”). The Brewers Index is designed to systematically measure the cumulative team performance of the Milwaukee Brewers only during games played over the regular and post-season. The Brewers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Brewers Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Brewers Index which is calculated into a trackable and tradable number. The Brewers Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Milwaukee Brewers, will not impact the value of the Brewers Index.

The Brewers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Brewers Index value resets to 7,500.

The Brewers Index is maintained and calculated by FutureSports (the “Index Provider”). The Brewers Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Brewers Index but does not participate in index determination or governance.

The Fund obtains exposure to the Brewers Index by investments in futures contracts that reference the Brewers Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Brewers Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Brewers Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Brewers Index-Linked Instruments. For purposes of this policy, “Brewers Index-Linked Instruments” means (i) Brewers Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Brewers Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Brewers Index Futures Contracts, Other Investment Companies, or the Brewers Index. Certain Brewers Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Brewers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Brewers Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Brewers Index-Linked Instruments.

The Milwaukee Brewers

The Milwaukee Brewers are a professional baseball team based in Milwaukee, Wisconsin, competing in the National League Central division of MLB. During the 2025 season, the Brewers finished first in the National League Central. The Brewers were founded in 1969 as an expansion franchise. The team is currently owned by Mark Attanasio, who has served as Principal Owner since 2004. The team has not won a World Series championship. Neither the Fund, the Trust, nor the Adviser is affiliated with the Milwaukee Brewers.

Brewers Index Futures Contracts

The Fund intends to typically enter into cash-settled Brewers Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Brewers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Brewers Index Futures Contracts may differ from that of the Brewers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Brewers Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Brewers Index Futures Contracts were not readily available, the Fund would fair value its Brewers Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Brewers Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Brewers Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Brewers Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Brewers Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Brewers Index Futures Contracts, Other Investment Companies, or the Brewers Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Brewers Index Futures Contracts, Other Investment Companies or the Brewers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Brewers Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Brewers Index Futures Contracts. The price of Brewers Index Futures Contracts may not be an accurate measure of the Brewers Index. Consequently, the Fund may perform differently from the performance of the Brewers Index. There can be no guarantee that the performance of Brewers Index Futures Contracts will be highly correlated to the performance of the Brewers Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Brewers Index Futures Contracts and decrease the correlation between the performance of Brewers Index Futures Contracts and the Brewers Index, over short- or long-term periods. In addition, the performance of back-month Brewers Index Futures Contracts is likely to differ more significantly from the performance of the Brewers Index. To the extent the Fund is invested in back-month Brewers Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Brewers Index. Moreover, because the Brewers Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Brewers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Brewers Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Brewers Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Brewers Index. Successfully investing in Brewers Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Brewers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Brewers Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Brewers Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Brewers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Brewers Index Investing Risk. The Fund is indirectly exposed to the risks of the Brewers Index through its investments in Brewers Index Futures Contracts and other Brewers Index-Linked Instruments. The Fund does not invest in the Brewers Index, which is an uninvestable index. The performance of the Brewers Index will be very different from a portfolio of Brewers Index Futures Contracts.

The Brewers Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Milwaukee Brewers could have a significant negative impact on the level of the Brewers Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Brewers Index Futures Contracts and Brewers Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Milwaukee Brewers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Brewers Index and, consequently, the prices of Brewers Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Brewers Index. Such persons could trade Brewers Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Brewers Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Brewers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Brewers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Brewers Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Brewers Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Brewers Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Brewers Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Brewers Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Brewers Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Brewers Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Brewers Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Brewers Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Brewers Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Brewers Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Brewers Index moves in real-time based on officially reported game statistics, and the prices of Brewers Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Brewers Index will not move because no games are being played, and the Fund’s exposure to Brewers Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Brewers Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Brewers Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Brewers Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Brewers Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Brewers Index would not generate data, and trading in Brewers Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Brewers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Brewers Index, Brewers Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Brewers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Brewers Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Brewers Index could change materially and the futures market may not immediately price in such changes. The Brewers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Brewers Index Futures Contracts may have limited or no trading activity. Because the Brewers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Brewers Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Brewers Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Brewers Index Futures Contracts is in a period of contango, if the performance of the Brewers Index and the price of Brewers Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Brewers Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Brewers Index Futures Contracts trade have established position limits and price limits for Brewers Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Brewers Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Brewers Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Brewers Index Futures Contracts, a disruption to the market for Brewers Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Brewers Index-Linked Instruments that are not Brewers Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Brewers Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Brewers Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Brewers Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Brewers Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Brewers Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Brewers Index Futures Contracts and the Fund to underperform the Brewers Index. Both contango and backwardation would reduce the Fund’s correlation to the Brewers Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Brewers Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Brewers Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Brewers Index Futures Contracts, a disruption to the market for Brewers Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Brewers Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Brewers Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Brewers Index Futures Contracts, Other Investment Companies, or the Brewers Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Brewers Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Brewers Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Brewers Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Brewers Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Brewers Index Futures Contracts; reverse repurchase agreements; swaps on Brewers Index Futures Contracts, Other Investment Companies, or the Brewers Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Brewers Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Brewers Index and may result in the proportion of Brewers Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Brewers Index. Additionally, because the market for Brewers Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Brewers Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Brewers Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Brewers Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Brewers Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Brewers Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Minnesota Twins ETF

Investment Objective

The Minnesota Twins ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Minnesota Twins Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Minnesota Twins Index, which is a non-investable index (the “Twins Index”). The Twins Index is designed to systematically measure the cumulative team performance of the Minnesota Twins only during games played over the regular and post-season. The Twins Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Twins Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Twins Index which is calculated into a trackable and tradable number. The Twins Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Minnesota Twins, will not impact the value of the Twins Index.

The Twins Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Twins Index value resets to 7,500.

The Twins Index is maintained and calculated by FutureSports (the “Index Provider”). The Twins Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Twins Index but does not participate in index determination or governance.

The Fund obtains exposure to the Twins Index by investments in futures contracts that reference the Twins Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Twins Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Twins Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Twins Index-Linked Instruments. For purposes of this policy, “Twins Index-Linked Instruments” means (i) Twins Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Twins Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Twins Index Futures Contracts, Other Investment Companies, or the Twins Index. Certain Twins Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Twins Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Twins Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Twins Index-Linked Instruments.

The Minnesota Twins

The Minnesota Twins are a professional baseball team based in Minneapolis, Minnesota, competing in the American League Central division of MLB. During the 2025 season, the Twins finished fourth in the American League Central. The Twins were founded in 1901. The team is currently owned by the Pohlad family. The team has won three World Series championships, capturing titles in 1924, 1987, and 1991. Neither the Fund, the Trust, nor the Adviser is affiliated with the Minnesota Twins.

Twins Index Futures Contracts

The Fund intends to typically enter into cash-settled Twins Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Twins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Twins Index Futures Contracts may differ from that of the Twins Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Twins Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Twins Index Futures Contracts were not readily available, the Fund would fair value its Twins Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Twins Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Twins Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Twins Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Twins Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Twins Index Futures Contracts, Other Investment Companies, or the Twins Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Twins Index Futures Contracts, Other Investment Companies or the Twins Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Twins Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Twins Index Futures Contracts. The price of Twins Index Futures Contracts may not be an accurate measure of the Twins Index. Consequently, the Fund may perform differently from the performance of the Twins Index. There can be no guarantee that the performance of Twins Index Futures Contracts will be highly correlated to the performance of the Twins Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Twins Index Futures Contracts and decrease the correlation between the performance of Twins Index Futures Contracts and the Twins Index, over short- or long-term periods. In addition, the performance of back-month Twins Index Futures Contracts is likely to differ more significantly from the performance of the Twins Index. To the extent the Fund is invested in back-month Twins Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Twins Index. Moreover, because the Twins Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Twins Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Twins Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Twins Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Twins Index. Successfully investing in Twins Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Twins Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Twins Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Twins Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Twins Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Twins Index Investing Risk. The Fund is indirectly exposed to the risks of the Twins Index through its investments in Twins Index Futures Contracts and other Twins Index-Linked Instruments. The Fund does not invest in the Twins Index, which is an uninvestable index. The performance of the Twins Index will be very different from a portfolio of Twins Index Futures Contracts.

The Twins Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Minnesota Twins could have a significant negative impact on the level of the Twins Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Twins Index Futures Contracts and Twins Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Minnesota Twins) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Twins Index and, consequently, the prices of Twins Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Twins Index. Such persons could trade Twins Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Twins Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Twins Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Twins Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Twins Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Twins Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Twins Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Twins Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Twins Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Twins Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Twins Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Twins Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Twins Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Twins Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Twins Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Twins Index moves in real-time based on officially reported game statistics, and the prices of Twins Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Twins Index will not move because no games are being played, and the Fund’s exposure to Twins Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Twins Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Twins Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Twins Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Twins Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Twins Index would not generate data, and trading in Twins Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Twins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Twins Index, Twins Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Twins Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Twins Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Twins Index could change materially and the futures market may not immediately price in such changes. The Twins Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Twins Index Futures Contracts may have limited or no trading activity. Because the Twins Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Twins Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Twins Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Twins Index Futures Contracts is in a period of contango, if the performance of the Twins Index and the price of Twins Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Twins Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Twins Index Futures Contracts trade have established position limits and price limits for Twins Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Twins Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Twins Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Twins Index Futures Contracts, a disruption to the market for Twins Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Twins Index-Linked Instruments that are not Twins Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Twins Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Twins Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Twins Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Twins Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Twins Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Twins Index Futures Contracts and the Fund to underperform the Twins Index. Both contango and backwardation would reduce the Fund’s correlation to the Twins Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Twins Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Twins Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Twins Index Futures Contracts, a disruption to the market for Twins Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Twins Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Twins Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Twins Index Futures Contracts, Other Investment Companies, or the Twins Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Twins Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Twins Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Twins Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Twins Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Twins Index Futures Contracts; reverse repurchase agreements; swaps on Twins Index Futures Contracts, Other Investment Companies, or the Twins Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Twins Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Twins Index and may result in the proportion of Twins Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Twins Index. Additionally, because the market for Twins Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Twins Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Twins Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Twins Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Twins Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Twins Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

New York Mets ETF

Investment Objective

The New York Mets ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB New York Mets Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB New York Mets Index, which is a non-investable index (the “Mets Index”). The Mets Index is designed to systematically measure the cumulative team performance of the New York Mets only during games played over the regular and post-season. The Mets Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Mets Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Mets Index which is calculated into a trackable and tradable number. The Mets Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the New York Mets, will not impact the value of the Mets Index.

The Mets Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Mets Index value resets to 7,500.

The Mets Index is maintained and calculated by FutureSports (the “Index Provider”). The Mets Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Mets Index but does not participate in index determination or governance.

The Fund obtains exposure to the Mets Index by investments in futures contracts that reference the Mets Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Mets Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Mets Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Mets Index-Linked Instruments. For purposes of this policy, “Mets Index-Linked Instruments” means (i) Mets Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Mets Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Mets Index Futures Contracts, Other Investment Companies, or the Mets Index. Certain Mets Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Mets Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Mets Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Mets Index-Linked Instruments.

The New York Mets

The New York Mets are a professional baseball team based in New York, New York, competing in the National League East division of MLB. During the 2025 season, the Mets finished second in the National League East. The Mets were founded in 1962 as an expansion franchise. The team is currently owned by Steve Cohen, who has served as Owner since 2020. The team has won two World Series championships, capturing titles in 1969 and 1986. Neither the Fund, the Trust, nor the Adviser is affiliated with the New York Mets.

Mets Index Futures Contracts

The Fund intends to typically enter into cash-settled Mets Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Mets Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Mets Index Futures Contracts may differ from that of the Mets Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Mets Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Mets Index Futures Contracts were not readily available, the Fund would fair value its Mets Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Mets Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Mets Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Mets Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Mets Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Mets Index Futures Contracts, Other Investment Companies, or the Mets Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Mets Index Futures Contracts, Other Investment Companies or the Mets Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Mets Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Mets Index Futures Contracts. The price of Mets Index Futures Contracts may not be an accurate measure of the Mets Index. Consequently, the Fund may perform differently from the performance of the Mets Index. There can be no guarantee that the performance of Mets Index Futures Contracts will be highly correlated to the performance of the Mets Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Mets Index Futures Contracts and decrease the correlation between the performance of Mets Index Futures Contracts and the Mets Index, over short- or long-term periods. In addition, the performance of back-month Mets Index Futures Contracts is likely to differ more significantly from the performance of the Mets Index. To the extent the Fund is invested in back-month Mets Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Mets Index. Moreover, because the Mets Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Mets Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Mets Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Mets Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Mets Index. Successfully investing in Mets Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Mets Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Mets Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Mets Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Mets Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Mets Index Investing Risk. The Fund is indirectly exposed to the risks of the Mets Index through its investments in Mets Index Futures Contracts and other Mets Index-Linked Instruments. The Fund does not invest in the Mets Index, which is an uninvestable index. The performance of the Mets Index will be very different from a portfolio of Mets Index Futures Contracts.

The Mets Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the New York Mets could have a significant negative impact on the level of the Mets Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Mets Index Futures Contracts and Mets Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Mets) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Mets Index and, consequently, the prices of Mets Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Mets Index. Such persons could trade Mets Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Mets Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Mets Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Mets Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Mets Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Mets Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Mets Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Mets Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Mets Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Mets Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Mets Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Mets Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Mets Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Mets Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Mets Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Mets Index moves in real-time based on officially reported game statistics, and the prices of Mets Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Mets Index will not move because no games are being played, and the Fund’s exposure to Mets Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Mets Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Mets Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Mets Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Mets Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Mets Index would not generate data, and trading in Mets Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Mets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Mets Index, Mets Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Mets Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Mets Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Mets Index could change materially and the futures market may not immediately price in such changes. The Mets Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Mets Index Futures Contracts may have limited or no trading activity. Because the Mets Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Mets Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Mets Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Mets Index Futures Contracts is in a period of contango, if the performance of the Mets Index and the price of Mets Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Mets Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Mets Index Futures Contracts trade have established position limits and price limits for Mets Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Mets Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Mets Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Mets Index Futures Contracts, a disruption to the market for Mets Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Mets Index-Linked Instruments that are not Mets Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Mets Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Mets Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Mets Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Mets Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Mets Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Mets Index Futures Contracts and the Fund to underperform the Mets Index. Both contango and backwardation would reduce the Fund’s correlation to the Mets Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Mets Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Mets Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Mets Index Futures Contracts, a disruption to the market for Mets Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Mets Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Mets Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Mets Index Futures Contracts, Other Investment Companies, or the Mets Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Mets Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Mets Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Mets Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Mets Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Mets Index Futures Contracts; reverse repurchase agreements; swaps on Mets Index Futures Contracts, Other Investment Companies, or the Mets Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Mets Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Mets Index and may result in the proportion of Mets Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Mets Index. Additionally, because the market for Mets Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Mets Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Mets Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Mets Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Mets Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Mets Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

New York Yankees ETF

Investment Objective

The New York Yankees ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB New York Yankees Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB New York Yankees Index, which is a non-investable index (the “Yankees Index”). The Yankees Index is designed to systematically measure the cumulative team performance of the New York Yankees only during games played over the regular and post-season. The Yankees Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Yankees Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Yankees Index which is calculated into a trackable and tradable number. The Yankees Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the New York Yankees, will not impact the value of the Yankees Index.

The Yankees Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Yankees Index value resets to 7,500.

The Yankees Index is maintained and calculated by FutureSports (the “Index Provider”). The Yankees Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Yankees Index but does not participate in index determination or governance.

The Fund obtains exposure to the Yankees Index by investments in futures contracts that reference the Yankees Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Yankees Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Yankees Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Yankees Index-Linked Instruments. For purposes of this policy, “Yankees Index-Linked Instruments” means (i) Yankees Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Yankees Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Yankees Index Futures Contracts, Other Investment Companies, or the Yankees Index. Certain Yankees Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Yankees Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Yankees Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Yankees Index-Linked Instruments.

The New York Yankees

The New York Yankees are a professional baseball team based in New York, New York, competing in the American League East division of MLB. During the 2025 season, the Yankees finished second in the American League East. The Yankees were founded in 1903. The team is currently owned by Yankee Global Enterprises. The team has won twenty-seven World Series championships, capturing titles in 1923, 1927, 1928, 1932, 1936, 1937, 1938, 1939, 1941, 1943, 1947, 1949, 1950, 1951, 1952, 1953, 1956, 1958, 1961, 1962, 1977, 1978, 1996, 1998, 1999, 2000, and 2009. Neither the Fund, the Trust, nor the Adviser is affiliated with the New York Yankees.

Yankees Index Futures Contracts

The Fund intends to typically enter into cash-settled Yankees Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Yankees Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Yankees Index Futures Contracts may differ from that of the Yankees Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Yankees Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Yankees Index Futures Contracts were not readily available, the Fund would fair value its Yankees Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Yankees Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Yankees Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Yankees Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Yankees Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Yankees Index Futures Contracts, Other Investment Companies, or the Yankees Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Yankees Index Futures Contracts, Other Investment Companies or the Yankees Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Yankees Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Yankees Index Futures Contracts. The price of Yankees Index Futures Contracts may not be an accurate measure of the Yankees Index. Consequently, the Fund may perform differently from the performance of the Yankees Index. There can be no guarantee that the performance of Yankees Index Futures Contracts will be highly correlated to the performance of the Yankees Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Yankees Index Futures Contracts and decrease the correlation between the performance of Yankees Index Futures Contracts and the Yankees Index, over short- or long-term periods. In addition, the performance of back-month Yankees Index Futures Contracts is likely to differ more significantly from the performance of the Yankees Index. To the extent the Fund is invested in back-month Yankees Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Yankees Index. Moreover, because the Yankees Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Yankees Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Yankees Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Yankees Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Yankees Index. Successfully investing in Yankees Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Yankees Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Yankees Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Yankees Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Yankees Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Yankees Index Investing Risk. The Fund is indirectly exposed to the risks of the Yankees Index through its investments in Yankees Index Futures Contracts and other Yankees Index-Linked Instruments. The Fund does not invest in the Yankees Index, which is an uninvestable index. The performance of the Yankees Index will be very different from a portfolio of Yankees Index Futures Contracts.

The Yankees Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the New York Yankees could have a significant negative impact on the level of the Yankees Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Yankees Index Futures Contracts and Yankees Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the New York Yankees) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Yankees Index and, consequently, the prices of Yankees Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Yankees Index. Such persons could trade Yankees Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Yankees Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Yankees Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Yankees Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Yankees Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Yankees Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Yankees Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Yankees Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Yankees Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Yankees Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Yankees Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Yankees Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Yankees Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Yankees Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Yankees Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Yankees Index moves in real-time based on officially reported game statistics, and the prices of Yankees Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Yankees Index will not move because no games are being played, and the Fund’s exposure to Yankees Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Yankees Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Yankees Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Yankees Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Yankees Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Yankees Index would not generate data, and trading in Yankees Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Yankees Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Yankees Index, Yankees Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Yankees Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Yankees Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Yankees Index could change materially and the futures market may not immediately price in such changes. The Yankees Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Yankees Index Futures Contracts may have limited or no trading activity. Because the Yankees Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Yankees Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Yankees Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Yankees Index Futures Contracts is in a period of contango, if the performance of the Yankees Index and the price of Yankees Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Yankees Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Yankees Index Futures Contracts trade have established position limits and price limits for Yankees Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Yankees Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Yankees Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Yankees Index Futures Contracts, a disruption to the market for Yankees Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Yankees Index-Linked Instruments that are not Yankees Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Yankees Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Yankees Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Yankees Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Yankees Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Yankees Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Yankees Index Futures Contracts and the Fund to underperform the Yankees Index. Both contango and backwardation would reduce the Fund’s correlation to the Yankees Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Yankees Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Yankees Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Yankees Index Futures Contracts, a disruption to the market for Yankees Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Yankees Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Yankees Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Yankees Index Futures Contracts, Other Investment Companies, or the Yankees Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Yankees Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Yankees Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Yankees Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Yankees Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Yankees Index Futures Contracts; reverse repurchase agreements; swaps on Yankees Index Futures Contracts, Other Investment Companies, or the Yankees Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Yankees Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Yankees Index and may result in the proportion of Yankees Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Yankees Index. Additionally, because the market for Yankees Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Yankees Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Yankees Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Yankees Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Yankees Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Yankees Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Philadelphia Phillies ETF

Investment Objective

The Philadelphia Phillies ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Philadelphia Phillies Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Philadelphia Phillies Index, which is a non-investable index (the “Phillies Index”). The Phillies Index is designed to systematically measure the cumulative team performance of the Philadelphia Phillies only during games played over the regular and post-season. The Phillies Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Phillies Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Phillies Index which is calculated into a trackable and tradable number. The Phillies Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Philadelphia Phillies, will not impact the value of the Phillies Index.

The Phillies Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Phillies Index value resets to 7,500.

The Phillies Index is maintained and calculated by FutureSports (the “Index Provider”). The Phillies Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Phillies Index but does not participate in index determination or governance.

The Fund obtains exposure to the Phillies Index by investments in futures contracts that reference the Phillies Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Phillies Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Phillies Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Phillies Index-Linked Instruments. For purposes of this policy, “Phillies Index-Linked Instruments” means (i) Phillies Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Phillies Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Phillies Index Futures Contracts, Other Investment Companies, or the Phillies Index. Certain Phillies Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Phillies Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Phillies Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Phillies Index-Linked Instruments.

The Philadelphia Phillies

The Philadelphia Phillies are a professional baseball team based in Philadelphia, Pennsylvania, competing in the National League East division of MLB. During the 2025 season, the Phillies finished first in the National League East. The Phillies were founded in 1882. The team is currently owned by John Middleton. The team has won two World Series championships, capturing titles in 1980 and 2008. Neither the Fund, the Trust, nor the Adviser is affiliated with the Philadelphia Phillies.

Phillies Index Futures Contracts

The Fund intends to typically enter into cash-settled Phillies Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Phillies Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Phillies Index Futures Contracts may differ from that of the Phillies Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Phillies Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Phillies Index Futures Contracts were not readily available, the Fund would fair value its Phillies Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Phillies Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Phillies Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Phillies Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Phillies Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Phillies Index Futures Contracts, Other Investment Companies, or the Phillies Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Phillies Index Futures Contracts, Other Investment Companies or the Phillies Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Phillies Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Phillies Index Futures Contracts. The price of Phillies Index Futures Contracts may not be an accurate measure of the Phillies Index. Consequently, the Fund may perform differently from the performance of the Phillies Index. There can be no guarantee that the performance of Phillies Index Futures Contracts will be highly correlated to the performance of the Phillies Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Phillies Index Futures Contracts and decrease the correlation between the performance of Phillies Index Futures Contracts and the Phillies Index, over short- or long-term periods. In addition, the performance of back-month Phillies Index Futures Contracts is likely to differ more significantly from the performance of the Phillies Index. To the extent the Fund is invested in back-month Phillies Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Phillies Index. Moreover, because the Phillies Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Phillies Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Phillies Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Phillies Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Phillies Index. Successfully investing in Phillies Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Phillies Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Phillies Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Phillies Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Phillies Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Phillies Index Investing Risk. The Fund is indirectly exposed to the risks of the Phillies Index through its investments in Phillies Index Futures Contracts and other Phillies Index-Linked Instruments. The Fund does not invest in the Phillies Index, which is an uninvestable index. The performance of the Phillies Index will be very different from a portfolio of Phillies Index Futures Contracts.

The Phillies Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Philadelphia Phillies could have a significant negative impact on the level of the Phillies Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Phillies Index Futures Contracts and Phillies Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Philadelphia Phillies) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Phillies Index and, consequently, the prices of Phillies Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Phillies Index. Such persons could trade Phillies Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Phillies Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Phillies Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Phillies Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Phillies Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Phillies Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Phillies Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Phillies Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Phillies Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Phillies Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Phillies Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Phillies Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Phillies Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Phillies Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Phillies Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Phillies Index moves in real-time based on officially reported game statistics, and the prices of Phillies Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Phillies Index will not move because no games are being played, and the Fund’s exposure to Phillies Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Phillies Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Phillies Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Phillies Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Phillies Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Phillies Index would not generate data, and trading in Phillies Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Phillies Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Phillies Index, Phillies Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Phillies Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Phillies Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Phillies Index could change materially and the futures market may not immediately price in such changes. The Phillies Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Phillies Index Futures Contracts may have limited or no trading activity. Because the Phillies Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Phillies Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Phillies Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Phillies Index Futures Contracts is in a period of contango, if the performance of the Phillies Index and the price of Phillies Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Phillies Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Phillies Index Futures Contracts trade have established position limits and price limits for Phillies Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Phillies Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Phillies Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Phillies Index Futures Contracts, a disruption to the market for Phillies Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Phillies Index-Linked Instruments that are not Phillies Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Phillies Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Phillies Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Phillies Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Phillies Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Phillies Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Phillies Index Futures Contracts and the Fund to underperform the Phillies Index. Both contango and backwardation would reduce the Fund’s correlation to the Phillies Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Phillies Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Phillies Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Phillies Index Futures Contracts, a disruption to the market for Phillies Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Phillies Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Phillies Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Phillies Index Futures Contracts, Other Investment Companies, or the Phillies Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Phillies Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Phillies Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Phillies Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Phillies Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Phillies Index Futures Contracts; reverse repurchase agreements; swaps on Phillies Index Futures Contracts, Other Investment Companies, or the Phillies Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Phillies Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Phillies Index and may result in the proportion of Phillies Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Phillies Index. Additionally, because the market for Phillies Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Phillies Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Phillies Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Phillies Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Phillies Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Phillies Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pittsburgh Pirates ETF

Investment Objective

The Pittsburgh Pirates ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Pittsburgh Pirates Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Pittsburgh Pirates Index, which is a non-investable index (the “Pirates Index”). The Pirates Index is designed to systematically measure the cumulative team performance of the Pittsburgh Pirates only during games played over the regular and post-season. The Pirates Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Pirates Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Pirates Index which is calculated into a trackable and tradable number. The Pirates Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Pittsburgh Pirates, will not impact the value of the Pirates Index.

The Pirates Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Pirates Index value resets to 7,500.

The Pirates Index is maintained and calculated by FutureSports (the “Index Provider”). The Pirates Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Pirates Index but does not participate in index determination or governance.

The Fund obtains exposure to the Pirates Index by investments in futures contracts that reference the Pirates Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Pirates Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Pirates Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Pirates Index-Linked Instruments. For purposes of this policy, “Pirates Index-Linked Instruments” means (i) Pirates Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Pirates Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Pirates Index Futures Contracts, Other Investment Companies, or the Pirates Index. Certain Pirates Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Pirates Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Pirates Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Pirates Index-Linked Instruments.

The Pittsburgh Pirates

The Pittsburgh Pirates are a professional baseball team based in Pittsburgh, Pennsylvania, competing in the National League Central division of MLB. During the 2025 season, the Pirates finished fifth in the National League Central. The Pirates were founded in 1882. The team is currently owned by Robert Nutting, who has served as Principal Owner since 2007. The team has won five World Series championships, capturing titles in 1909, 1925, 1960, 1971, and 1979. Neither the Fund, the Trust, nor the Adviser is affiliated with the Pittsburgh Pirates.

Pirates Index Futures Contracts

The Fund intends to typically enter into cash-settled Pirates Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Pirates Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Pirates Index Futures Contracts may differ from that of the Pirates Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Pirates Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Pirates Index Futures Contracts were not readily available, the Fund would fair value its Pirates Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Pirates Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Pirates Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Pirates Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Pirates Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Pirates Index Futures Contracts, Other Investment Companies, or the Pirates Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Pirates Index Futures Contracts, Other Investment Companies or the Pirates Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Pirates Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Pirates Index Futures Contracts. The price of Pirates Index Futures Contracts may not be an accurate measure of the Pirates Index. Consequently, the Fund may perform differently from the performance of the Pirates Index. There can be no guarantee that the performance of Pirates Index Futures Contracts will be highly correlated to the performance of the Pirates Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Pirates Index Futures Contracts and decrease the correlation between the performance of Pirates Index Futures Contracts and the Pirates Index, over short- or long-term periods. In addition, the performance of back-month Pirates Index Futures Contracts is likely to differ more significantly from the performance of the Pirates Index. To the extent the Fund is invested in back-month Pirates Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Pirates Index. Moreover, because the Pirates Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Pirates Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Pirates Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Pirates Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Pirates Index. Successfully investing in Pirates Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Pirates Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Pirates Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Pirates Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Pirates Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Pirates Index Investing Risk. The Fund is indirectly exposed to the risks of the Pirates Index through its investments in Pirates Index Futures Contracts and other Pirates Index-Linked Instruments. The Fund does not invest in the Pirates Index, which is an uninvestable index. The performance of the Pirates Index will be very different from a portfolio of Pirates Index Futures Contracts.

The Pirates Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Pittsburgh Pirates could have a significant negative impact on the level of the Pirates Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Pirates Index Futures Contracts and Pirates Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Pittsburgh Pirates) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Pirates Index and, consequently, the prices of Pirates Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Pirates Index. Such persons could trade Pirates Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Pirates Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Pirates Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Pirates Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Pirates Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Pirates Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Pirates Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Pirates Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Pirates Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Pirates Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Pirates Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Pirates Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Pirates Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Pirates Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Pirates Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Pirates Index moves in real-time based on officially reported game statistics, and the prices of Pirates Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Pirates Index will not move because no games are being played, and the Fund’s exposure to Pirates Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Pirates Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Pirates Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Pirates Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Pirates Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Pirates Index would not generate data, and trading in Pirates Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Pirates Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Pirates Index, Pirates Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Pirates Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Pirates Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Pirates Index could change materially and the futures market may not immediately price in such changes. The Pirates Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Pirates Index Futures Contracts may have limited or no trading activity. Because the Pirates Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Pirates Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Pirates Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Pirates Index Futures Contracts is in a period of contango, if the performance of the Pirates Index and the price of Pirates Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Pirates Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Pirates Index Futures Contracts trade have established position limits and price limits for Pirates Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Pirates Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Pirates Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Pirates Index Futures Contracts, a disruption to the market for Pirates Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Pirates Index-Linked Instruments that are not Pirates Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Pirates Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Pirates Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Pirates Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Pirates Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Pirates Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Pirates Index Futures Contracts and the Fund to underperform the Pirates Index. Both contango and backwardation would reduce the Fund’s correlation to the Pirates Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Pirates Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Pirates Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Pirates Index Futures Contracts, a disruption to the market for Pirates Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Pirates Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Pirates Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Pirates Index Futures Contracts, Other Investment Companies, or the Pirates Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Pirates Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Pirates Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Pirates Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Pirates Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Pirates Index Futures Contracts; reverse repurchase agreements; swaps on Pirates Index Futures Contracts, Other Investment Companies, or the Pirates Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Pirates Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Pirates Index and may result in the proportion of Pirates Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Pirates Index. Additionally, because the market for Pirates Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Pirates Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Pirates Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Pirates Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Pirates Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Pirates Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

San Diego Padres ETF

Investment Objective

The San Diego Padres ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB San Diego Padres Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB San Diego Padres Index, which is a non-investable index (the “Padres Index”). The Padres Index is designed to systematically measure the cumulative team performance of the San Diego Padres only during games played over the regular and post-season. The Padres Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Padres Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Padres Index which is calculated into a trackable and tradable number. The Padres Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the San Diego Padres, will not impact the value of the Padres Index.

The Padres Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Padres Index value resets to 7,500.

The Padres Index is maintained and calculated by FutureSports (the “Index Provider”). The Padres Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Padres Index but does not participate in index determination or governance.

The Fund obtains exposure to the Padres Index by investments in futures contracts that reference the Padres Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Padres Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Padres Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Padres Index-Linked Instruments. For purposes of this policy, “Padres Index-Linked Instruments” means (i) Padres Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Padres Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Padres Index Futures Contracts, Other Investment Companies, or the Padres Index. Certain Padres Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Padres Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Padres Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Padres Index-Linked Instruments.

The San Diego Padres

The San Diego Padres are a professional baseball team based in San Diego, California, competing in the National League West division of MLB. During the 2025 season, the Padres finished second in the National League West. The Padres were founded in 1969 as an expansion franchise. The team is currently owned by Jose E. Feliciano and Kwanza Jones. The team has not won a World Series championship. Neither the Fund, the Trust, nor the Adviser is affiliated with the San Diego Padres.

Padres Index Futures Contracts

The Fund intends to typically enter into cash-settled Padres Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Padres Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Padres Index Futures Contracts may differ from that of the Padres Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Padres Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Padres Index Futures Contracts were not readily available, the Fund would fair value its Padres Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Padres Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Padres Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Padres Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Padres Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Padres Index Futures Contracts, Other Investment Companies, or the Padres Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Padres Index Futures Contracts, Other Investment Companies or the Padres Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Padres Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Padres Index Futures Contracts. The price of Padres Index Futures Contracts may not be an accurate measure of the Padres Index. Consequently, the Fund may perform differently from the performance of the Padres Index. There can be no guarantee that the performance of Padres Index Futures Contracts will be highly correlated to the performance of the Padres Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Padres Index Futures Contracts and decrease the correlation between the performance of Padres Index Futures Contracts and the Padres Index, over short- or long-term periods. In addition, the performance of back-month Padres Index Futures Contracts is likely to differ more significantly from the performance of the Padres Index. To the extent the Fund is invested in back-month Padres Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Padres Index. Moreover, because the Padres Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Padres Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Padres Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Padres Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Padres Index. Successfully investing in Padres Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Padres Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Padres Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Padres Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Padres Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Padres Index Investing Risk. The Fund is indirectly exposed to the risks of the Padres Index through its investments in Padres Index Futures Contracts and other Padres Index-Linked Instruments. The Fund does not invest in the Padres Index, which is an uninvestable index. The performance of the Padres Index will be very different from a portfolio of Padres Index Futures Contracts.

The Padres Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the San Diego Padres could have a significant negative impact on the level of the Padres Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Padres Index Futures Contracts and Padres Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the San Diego Padres) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Padres Index and, consequently, the prices of Padres Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Padres Index. Such persons could trade Padres Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Padres Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Padres Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Padres Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Padres Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Padres Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Padres Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Padres Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Padres Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Padres Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Padres Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Padres Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Padres Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Padres Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Padres Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Padres Index moves in real-time based on officially reported game statistics, and the prices of Padres Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Padres Index will not move because no games are being played, and the Fund’s exposure to Padres Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Padres Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Padres Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Padres Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Padres Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Padres Index would not generate data, and trading in Padres Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Padres Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Padres Index, Padres Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Padres Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Padres Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Padres Index could change materially and the futures market may not immediately price in such changes. The Padres Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Padres Index Futures Contracts may have limited or no trading activity. Because the Padres Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Padres Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Padres Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Padres Index Futures Contracts is in a period of contango, if the performance of the Padres Index and the price of Padres Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Padres Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Padres Index Futures Contracts trade have established position limits and price limits for Padres Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Padres Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Padres Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Padres Index Futures Contracts, a disruption to the market for Padres Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Padres Index-Linked Instruments that are not Padres Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Padres Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Padres Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Padres Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Padres Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Padres Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Padres Index Futures Contracts and the Fund to underperform the Padres Index. Both contango and backwardation would reduce the Fund’s correlation to the Padres Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Padres Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Padres Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Padres Index Futures Contracts, a disruption to the market for Padres Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Padres Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Padres Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Padres Index Futures Contracts, Other Investment Companies, or the Padres Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Padres Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Padres Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Padres Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Padres Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Padres Index Futures Contracts; reverse repurchase agreements; swaps on Padres Index Futures Contracts, Other Investment Companies, or the Padres Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Padres Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Padres Index and may result in the proportion of Padres Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Padres Index. Additionally, because the market for Padres Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Padres Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Padres Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Padres Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Padres Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Padres Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

San Francisco Giants ETF

Investment Objective

The San Francisco Giants ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB San Francisco Giants Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB San Francisco Giants Index, which is a non-investable index (the “Giants Index”). The Giants Index is designed to systematically measure the cumulative team performance of the San Francisco Giants only during games played over the regular and post-season. The Giants Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Giants Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Giants Index which is calculated into a trackable and tradable number. The Giants Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the San Francisco Giants, will not impact the value of the Giants Index.

The Giants Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Giants Index value resets to 7,500.

The Giants Index is maintained and calculated by FutureSports (the “Index Provider”). The Giants Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Giants Index but does not participate in index determination or governance.

The Fund obtains exposure to the Giants Index by investments in futures contracts that reference the Giants Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Giants Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Giants Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Giants Index-Linked Instruments. For purposes of this policy, “Giants Index-Linked Instruments” means (i) Giants Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Giants Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Giants Index Futures Contracts, Other Investment Companies, or the Giants Index. Certain Giants Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Giants Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Giants Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Giants Index-Linked Instruments.

The San Francisco Giants

The San Francisco Giants are a professional baseball team based in San Francisco, California, competing in the National League West division of MLB. During the 2025 season, the Giants finished third in the National League West. The Giants were founded in 1883. The team is currently owned by Charles B. Johnson. The team has won eight World Series championships, capturing titles in 1905, 1921, 1922, 1933, 1954, 2010, 2012, and 2014. Neither the Fund, the Trust, nor the Adviser is affiliated with the San Francisco Giants.

Giants Index Futures Contracts

The Fund intends to typically enter into cash-settled Giants Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Giants Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Giants Index Futures Contracts may differ from that of the Giants Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Giants Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Giants Index Futures Contracts were not readily available, the Fund would fair value its Giants Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Giants Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Giants Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Giants Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Giants Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Giants Index Futures Contracts, Other Investment Companies, or the Giants Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Giants Index Futures Contracts, Other Investment Companies or the Giants Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Giants Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Giants Index Futures Contracts. The price of Giants Index Futures Contracts may not be an accurate measure of the Giants Index. Consequently, the Fund may perform differently from the performance of the Giants Index. There can be no guarantee that the performance of Giants Index Futures Contracts will be highly correlated to the performance of the Giants Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Giants Index Futures Contracts and decrease the correlation between the performance of Giants Index Futures Contracts and the Giants Index, over short- or long-term periods. In addition, the performance of back-month Giants Index Futures Contracts is likely to differ more significantly from the performance of the Giants Index. To the extent the Fund is invested in back-month Giants Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Giants Index. Moreover, because the Giants Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Giants Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Giants Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Giants Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Giants Index. Successfully investing in Giants Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Giants Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Giants Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Giants Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Giants Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Giants Index Investing Risk. The Fund is indirectly exposed to the risks of the Giants Index through its investments in Giants Index Futures Contracts and other Giants Index-Linked Instruments. The Fund does not invest in the Giants Index, which is an uninvestable index. The performance of the Giants Index will be very different from a portfolio of Giants Index Futures Contracts.

The Giants Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the San Francisco Giants could have a significant negative impact on the level of the Giants Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Giants Index Futures Contracts and Giants Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the San Francisco Giants) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Giants Index and, consequently, the prices of Giants Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Giants Index. Such persons could trade Giants Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Giants Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Giants Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Giants Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Giants Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Giants Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Giants Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Giants Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Giants Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Giants Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Giants Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Giants Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Giants Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Giants Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Giants Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Giants Index moves in real-time based on officially reported game statistics, and the prices of Giants Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Giants Index will not move because no games are being played, and the Fund’s exposure to Giants Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Giants Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Giants Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Giants Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Giants Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Giants Index would not generate data, and trading in Giants Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Giants Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Giants Index, Giants Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Giants Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Giants Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Giants Index could change materially and the futures market may not immediately price in such changes. The Giants Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Giants Index Futures Contracts may have limited or no trading activity. Because the Giants Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Giants Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Giants Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Giants Index Futures Contracts is in a period of contango, if the performance of the Giants Index and the price of Giants Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Giants Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Giants Index Futures Contracts trade have established position limits and price limits for Giants Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Giants Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Giants Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Giants Index Futures Contracts, a disruption to the market for Giants Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Giants Index-Linked Instruments that are not Giants Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Giants Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Giants Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Giants Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Giants Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Giants Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Giants Index Futures Contracts and the Fund to underperform the Giants Index. Both contango and backwardation would reduce the Fund’s correlation to the Giants Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Giants Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Giants Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Giants Index Futures Contracts, a disruption to the market for Giants Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Giants Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Giants Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Giants Index Futures Contracts, Other Investment Companies, or the Giants Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Giants Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Giants Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Giants Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Giants Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Giants Index Futures Contracts; reverse repurchase agreements; swaps on Giants Index Futures Contracts, Other Investment Companies, or the Giants Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Giants Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Giants Index and may result in the proportion of Giants Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Giants Index. Additionally, because the market for Giants Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Giants Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Giants Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Giants Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Giants Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Giants Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Seattle Mariners ETF

Investment Objective

The Seattle Mariners ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Seattle Mariners Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Seattle Mariners Index, which is a non-investable index (the “Mariners Index”). The Mariners Index is designed to systematically measure the cumulative team performance of the Seattle Mariners only during games played over the regular and post-season. The Mariners Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Mariners Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Mariners Index which is calculated into a trackable and tradable number. The Mariners Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Seattle Mariners, will not impact the value of the Mariners Index.

The Mariners Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Mariners Index value resets to 7,500.

The Mariners Index is maintained and calculated by FutureSports (the “Index Provider”). The Mariners Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Mariners Index but does not participate in index determination or governance.

The Fund obtains exposure to the Mariners Index by investments in futures contracts that reference the Mariners Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Mariners Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Mariners Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Mariners Index-Linked Instruments. For purposes of this policy, “Mariners Index-Linked Instruments” means (i) Mariners Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Mariners Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Mariners Index Futures Contracts, Other Investment Companies, or the Mariners Index. Certain Mariners Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Mariners Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Mariners Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Mariners Index-Linked Instruments.

The Seattle Mariners

The Seattle Mariners are a professional baseball team based in Seattle, Washington, competing in the American League West division of MLB. During the 2025 season, the Mariners finished first in the American League West. The Mariners were founded in 1977 as an expansion franchise. The team is currently owned by First Avenue Entertainment LLLP. The team has not won a World Series championship. Neither the Fund, the Trust, nor the Adviser is affiliated with the Seattle Mariners.

Mariners Index Futures Contracts

The Fund intends to typically enter into cash-settled Mariners Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Mariners Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Mariners Index Futures Contracts may differ from that of the Mariners Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Mariners Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Mariners Index Futures Contracts were not readily available, the Fund would fair value its Mariners Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Mariners Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Mariners Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Mariners Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Mariners Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Mariners Index Futures Contracts, Other Investment Companies, or the Mariners Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Mariners Index Futures Contracts, Other Investment Companies or the Mariners Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Mariners Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Mariners Index Futures Contracts. The price of Mariners Index Futures Contracts may not be an accurate measure of the Mariners Index. Consequently, the Fund may perform differently from the performance of the Mariners Index. There can be no guarantee that the performance of Mariners Index Futures Contracts will be highly correlated to the performance of the Mariners Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Mariners Index Futures Contracts and decrease the correlation between the performance of Mariners Index Futures Contracts and the Mariners Index, over short- or long-term periods. In addition, the performance of back-month Mariners Index Futures Contracts is likely to differ more significantly from the performance of the Mariners Index. To the extent the Fund is invested in back-month Mariners Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Mariners Index. Moreover, because the Mariners Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Mariners Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Mariners Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Mariners Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Mariners Index. Successfully investing in Mariners Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Mariners Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Mariners Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Mariners Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Mariners Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Mariners Index Investing Risk. The Fund is indirectly exposed to the risks of the Mariners Index through its investments in Mariners Index Futures Contracts and other Mariners Index-Linked Instruments. The Fund does not invest in the Mariners Index, which is an uninvestable index. The performance of the Mariners Index will be very different from a portfolio of Mariners Index Futures Contracts.

The Mariners Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Seattle Mariners could have a significant negative impact on the level of the Mariners Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Mariners Index Futures Contracts and Mariners Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Seattle Mariners) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Mariners Index and, consequently, the prices of Mariners Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Mariners Index. Such persons could trade Mariners Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Mariners Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Mariners Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Mariners Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Mariners Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Mariners Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Mariners Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Mariners Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Mariners Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Mariners Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Mariners Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Mariners Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Mariners Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Mariners Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Mariners Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Mariners Index moves in real-time based on officially reported game statistics, and the prices of Mariners Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Mariners Index will not move because no games are being played, and the Fund’s exposure to Mariners Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Mariners Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Mariners Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Mariners Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Mariners Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Mariners Index would not generate data, and trading in Mariners Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Mariners Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Mariners Index, Mariners Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Mariners Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Mariners Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Mariners Index could change materially and the futures market may not immediately price in such changes. The Mariners Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Mariners Index Futures Contracts may have limited or no trading activity. Because the Mariners Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Mariners Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Mariners Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Mariners Index Futures Contracts is in a period of contango, if the performance of the Mariners Index and the price of Mariners Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Mariners Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Mariners Index Futures Contracts trade have established position limits and price limits for Mariners Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Mariners Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Mariners Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Mariners Index Futures Contracts, a disruption to the market for Mariners Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Mariners Index-Linked Instruments that are not Mariners Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Mariners Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Mariners Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Mariners Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Mariners Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Mariners Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Mariners Index Futures Contracts and the Fund to underperform the Mariners Index. Both contango and backwardation would reduce the Fund’s correlation to the Mariners Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Mariners Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Mariners Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Mariners Index Futures Contracts, a disruption to the market for Mariners Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Mariners Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Mariners Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Mariners Index Futures Contracts, Other Investment Companies, or the Mariners Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Mariners Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Mariners Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Mariners Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Mariners Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Mariners Index Futures Contracts; reverse repurchase agreements; swaps on Mariners Index Futures Contracts, Other Investment Companies, or the Mariners Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Mariners Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Mariners Index and may result in the proportion of Mariners Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Mariners Index. Additionally, because the market for Mariners Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Mariners Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Mariners Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Mariners Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Mariners Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Mariners Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

St. Louis Cardinals ETF

Investment Objective

The St. Louis Cardinals ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB St. Louis Cardinals Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB St. Louis Cardinals Index, which is a non-investable index (the “Cardinals Index”). The Cardinals Index is designed to systematically measure the cumulative team performance of the St. Louis Cardinals only during games played over the regular and post-season. The Cardinals Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Cardinals Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Cardinals Index which is calculated into a trackable and tradable number. The Cardinals Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the St. Louis Cardinals, will not impact the value of the Cardinals Index.

The Cardinals Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Cardinals Index value resets to 7,500.

The Cardinals Index is maintained and calculated by FutureSports (the “Index Provider”). The Cardinals Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Cardinals Index but does not participate in index determination or governance.

The Fund obtains exposure to the Cardinals Index by investments in futures contracts that reference the Cardinals Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Cardinals Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Cardinals Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Cardinals Index-Linked Instruments. For purposes of this policy, “Cardinals Index-Linked Instruments” means (i) Cardinals Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Cardinals Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Cardinals Index Futures Contracts, Other Investment Companies, or the Cardinals Index. Certain Cardinals Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Cardinals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Cardinals Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Cardinals Index-Linked Instruments.

The St. Louis Cardinals

The St. Louis Cardinals are a professional baseball team based in St. Louis, Missouri, competing in the National League Central division of MLB. During the 2025 season, the Cardinals finished fourth in the National League Central. The Cardinals were founded in 1882. The team is currently owned by Bill DeWitt Jr., who has served as Managing Partner and Chairman since 1996. The team has won eleven World Series championships, capturing titles in 1926, 1931, 1934, 1942, 1944, 1946, 1964, 1967, 1982, 2006, and 2011. Neither the Fund, the Trust, nor the Adviser is affiliated with the St. Louis Cardinals.

Cardinals Index Futures Contracts

The Fund intends to typically enter into cash-settled Cardinals Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Cardinals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Cardinals Index Futures Contracts may differ from that of the Cardinals Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Cardinals Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Cardinals Index Futures Contracts were not readily available, the Fund would fair value its Cardinals Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Cardinals Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Cardinals Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Cardinals Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Cardinals Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Cardinals Index Futures Contracts, Other Investment Companies, or the Cardinals Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Cardinals Index Futures Contracts, Other Investment Companies or the Cardinals Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Cardinals Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Cardinals Index Futures Contracts. The price of Cardinals Index Futures Contracts may not be an accurate measure of the Cardinals Index. Consequently, the Fund may perform differently from the performance of the Cardinals Index. There can be no guarantee that the performance of Cardinals Index Futures Contracts will be highly correlated to the performance of the Cardinals Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Cardinals Index Futures Contracts and decrease the correlation between the performance of Cardinals Index Futures Contracts and the Cardinals Index, over short- or long-term periods. In addition, the performance of back-month Cardinals Index Futures Contracts is likely to differ more significantly from the performance of the Cardinals Index. To the extent the Fund is invested in back-month Cardinals Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Cardinals Index. Moreover, because the Cardinals Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Cardinals Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Cardinals Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Cardinals Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Cardinals Index. Successfully investing in Cardinals Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Cardinals Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Cardinals Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Cardinals Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Cardinals Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Cardinals Index Investing Risk. The Fund is indirectly exposed to the risks of the Cardinals Index through its investments in Cardinals Index Futures Contracts and other Cardinals Index-Linked Instruments. The Fund does not invest in the Cardinals Index, which is an uninvestable index. The performance of the Cardinals Index will be very different from a portfolio of Cardinals Index Futures Contracts.

The Cardinals Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the St. Louis Cardinals could have a significant negative impact on the level of the Cardinals Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Cardinals Index Futures Contracts and Cardinals Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the St. Louis Cardinals) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Cardinals Index and, consequently, the prices of Cardinals Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Cardinals Index. Such persons could trade Cardinals Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Cardinals Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Cardinals Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Cardinals Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Cardinals Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Cardinals Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Cardinals Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Cardinals Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Cardinals Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Cardinals Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Cardinals Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Cardinals Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Cardinals Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Cardinals Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Cardinals Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Cardinals Index moves in real-time based on officially reported game statistics, and the prices of Cardinals Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Cardinals Index will not move because no games are being played, and the Fund’s exposure to Cardinals Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Cardinals Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Cardinals Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Cardinals Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Cardinals Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Cardinals Index would not generate data, and trading in Cardinals Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Cardinals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Cardinals Index, Cardinals Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Cardinals Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Cardinals Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Cardinals Index could change materially and the futures market may not immediately price in such changes. The Cardinals Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Cardinals Index Futures Contracts may have limited or no trading activity. Because the Cardinals Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Cardinals Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Cardinals Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Cardinals Index Futures Contracts is in a period of contango, if the performance of the Cardinals Index and the price of Cardinals Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Cardinals Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Cardinals Index Futures Contracts trade have established position limits and price limits for Cardinals Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Cardinals Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Cardinals Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Cardinals Index Futures Contracts, a disruption to the market for Cardinals Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Cardinals Index-Linked Instruments that are not Cardinals Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Cardinals Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Cardinals Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Cardinals Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Cardinals Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Cardinals Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Cardinals Index Futures Contracts and the Fund to underperform the Cardinals Index. Both contango and backwardation would reduce the Fund’s correlation to the Cardinals Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Cardinals Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Cardinals Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Cardinals Index Futures Contracts, a disruption to the market for Cardinals Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Cardinals Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Cardinals Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Cardinals Index Futures Contracts, Other Investment Companies, or the Cardinals Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Cardinals Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Cardinals Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Cardinals Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Cardinals Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Cardinals Index Futures Contracts; reverse repurchase agreements; swaps on Cardinals Index Futures Contracts, Other Investment Companies, or the Cardinals Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Cardinals Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Cardinals Index and may result in the proportion of Cardinals Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Cardinals Index. Additionally, because the market for Cardinals Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Cardinals Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Cardinals Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Cardinals Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Cardinals Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Cardinals Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Tampa Bay Rays ETF

Investment Objective

The Tampa Bay Rays ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Tampa Bay Rays Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Tampa Bay Rays Index, which is a non-investable index (the “Rays Index”). The Rays Index is designed to systematically measure the cumulative team performance of the Tampa Bay Rays only during games played over the regular and post-season. The Rays Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Rays Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Rays Index which is calculated into a trackable and tradable number. The Rays Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Tampa Bay Rays, will not impact the value of the Rays Index.

The Rays Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Rays Index value resets to 7,500.

The Rays Index is maintained and calculated by FutureSports (the “Index Provider”). The Rays Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Rays Index but does not participate in index determination or governance.

The Fund obtains exposure to the Rays Index by investments in futures contracts that reference the Rays Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Rays Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Rays Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Rays Index-Linked Instruments. For purposes of this policy, “Rays Index-Linked Instruments” means (i) Rays Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Rays Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Rays Index Futures Contracts, Other Investment Companies, or the Rays Index. Certain Rays Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Rays Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rays Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rays Index-Linked Instruments.

The Tampa Bay Rays

The Tampa Bay Rays are a professional baseball team based in St. Petersburg, Florida, competing in the American League East division of MLB. During the 2025 season, the Rays finished fourth in the American League East. The Rays were founded in 1995 as an expansion franchise. The team is currently owned by Patrick Zalupski, who has served as Co-Chair since 2025. The team has not won a World Series championship. Neither the Fund, the Trust, nor the Adviser is affiliated with the Tampa Bay Rays.

Rays Index Futures Contracts

The Fund intends to typically enter into cash-settled Rays Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Rays Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Rays Index Futures Contracts may differ from that of the Rays Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Rays Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Rays Index Futures Contracts were not readily available, the Fund would fair value its Rays Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Rays Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Rays Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Rays Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Rays Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Rays Index Futures Contracts, Other Investment Companies, or the Rays Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Rays Index Futures Contracts, Other Investment Companies or the Rays Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Rays Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rays Index Futures Contracts. The price of Rays Index Futures Contracts may not be an accurate measure of the Rays Index. Consequently, the Fund may perform differently from the performance of the Rays Index. There can be no guarantee that the performance of Rays Index Futures Contracts will be highly correlated to the performance of the Rays Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Rays Index Futures Contracts and decrease the correlation between the performance of Rays Index Futures Contracts and the Rays Index, over short- or long-term periods. In addition, the performance of back-month Rays Index Futures Contracts is likely to differ more significantly from the performance of the Rays Index. To the extent the Fund is invested in back-month Rays Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Rays Index. Moreover, because the Rays Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Rays Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Rays Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Rays Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Rays Index. Successfully investing in Rays Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Rays Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Rays Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Rays Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Rays Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Rays Index Investing Risk. The Fund is indirectly exposed to the risks of the Rays Index through its investments in Rays Index Futures Contracts and other Rays Index-Linked Instruments. The Fund does not invest in the Rays Index, which is an uninvestable index. The performance of the Rays Index will be very different from a portfolio of Rays Index Futures Contracts.

The Rays Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Tampa Bay Rays could have a significant negative impact on the level of the Rays Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Rays Index Futures Contracts and Rays Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Tampa Bay Rays) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Rays Index and, consequently, the prices of Rays Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Rays Index. Such persons could trade Rays Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Rays Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Rays Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Rays Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Rays Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Rays Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Rays Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Rays Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Rays Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Rays Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Rays Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Rays Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Rays Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Rays Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Rays Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Rays Index moves in real-time based on officially reported game statistics, and the prices of Rays Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Rays Index will not move because no games are being played, and the Fund’s exposure to Rays Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Rays Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Rays Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Rays Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Rays Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Rays Index would not generate data, and trading in Rays Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Rays Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Rays Index, Rays Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Rays Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Rays Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Rays Index could change materially and the futures market may not immediately price in such changes. The Rays Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Rays Index Futures Contracts may have limited or no trading activity. Because the Rays Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Rays Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Rays Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Rays Index Futures Contracts is in a period of contango, if the performance of the Rays Index and the price of Rays Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Rays Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Rays Index Futures Contracts trade have established position limits and price limits for Rays Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Rays Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Rays Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Rays Index Futures Contracts, a disruption to the market for Rays Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Rays Index-Linked Instruments that are not Rays Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Rays Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Rays Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Rays Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Rays Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Rays Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Rays Index Futures Contracts and the Fund to underperform the Rays Index. Both contango and backwardation would reduce the Fund’s correlation to the Rays Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Rays Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Rays Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Rays Index Futures Contracts, a disruption to the market for Rays Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Rays Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Rays Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Rays Index Futures Contracts, Other Investment Companies, or the Rays Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Rays Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Rays Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Rays Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Rays Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Rays Index Futures Contracts; reverse repurchase agreements; swaps on Rays Index Futures Contracts, Other Investment Companies, or the Rays Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Rays Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Rays Index and may result in the proportion of Rays Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Rays Index. Additionally, because the market for Rays Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Rays Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Rays Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Rays Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Rays Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Rays Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Texas Rangers ETF

Investment Objective

The Texas Rangers ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Texas Rangers Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Texas Rangers Index, which is a non-investable index (the “Rangers Index”). The Rangers Index is designed to systematically measure the cumulative team performance of the Texas Rangers only during games played over the regular and post-season. The Rangers Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Rangers Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Rangers Index which is calculated into a trackable and tradable number. The Rangers Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Texas Rangers, will not impact the value of the Rangers Index.

The Rangers Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Rangers Index value resets to 7,500.

The Rangers Index is maintained and calculated by FutureSports (the “Index Provider”). The Rangers Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Rangers Index but does not participate in index determination or governance.

The Fund obtains exposure to the Rangers Index by investments in futures contracts that reference the Rangers Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Rangers Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Rangers Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Rangers Index-Linked Instruments. For purposes of this policy, “Rangers Index-Linked Instruments” means (i) Rangers Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Rangers Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Rangers Index Futures Contracts, Other Investment Companies, or the Rangers Index. Certain Rangers Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Rangers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rangers Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rangers Index-Linked Instruments.

The Texas Rangers

The Texas Rangers are a professional baseball team based in Arlington, Texas, competing in the American League West division of MLB. During the 2025 season, the Rangers finished third in the American League West. The Rangers were founded in 1961 as an expansion franchise. The team is currently owned by Ray Davis, who has served as Co-Chairman since 2010. The team has won one World Series championship, capturing the title in 2023. Neither the Fund, the Trust, nor the Adviser is affiliated with the Texas Rangers.

Rangers Index Futures Contracts

The Fund intends to typically enter into cash-settled Rangers Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Rangers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Rangers Index Futures Contracts may differ from that of the Rangers Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Rangers Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Rangers Index Futures Contracts were not readily available, the Fund would fair value its Rangers Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Rangers Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Rangers Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Rangers Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Rangers Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Rangers Index Futures Contracts, Other Investment Companies, or the Rangers Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Rangers Index Futures Contracts, Other Investment Companies or the Rangers Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Rangers Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Rangers Index Futures Contracts. The price of Rangers Index Futures Contracts may not be an accurate measure of the Rangers Index. Consequently, the Fund may perform differently from the performance of the Rangers Index. There can be no guarantee that the performance of Rangers Index Futures Contracts will be highly correlated to the performance of the Rangers Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Rangers Index Futures Contracts and decrease the correlation between the performance of Rangers Index Futures Contracts and the Rangers Index, over short- or long-term periods. In addition, the performance of back-month Rangers Index Futures Contracts is likely to differ more significantly from the performance of the Rangers Index. To the extent the Fund is invested in back-month Rangers Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Rangers Index. Moreover, because the Rangers Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Rangers Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Rangers Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Rangers Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Rangers Index. Successfully investing in Rangers Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Rangers Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Rangers Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Rangers Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Rangers Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Rangers Index Investing Risk. The Fund is indirectly exposed to the risks of the Rangers Index through its investments in Rangers Index Futures Contracts and other Rangers Index-Linked Instruments. The Fund does not invest in the Rangers Index, which is an uninvestable index. The performance of the Rangers Index will be very different from a portfolio of Rangers Index Futures Contracts.

The Rangers Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Texas Rangers could have a significant negative impact on the level of the Rangers Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Rangers Index Futures Contracts and Rangers Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Texas Rangers) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Rangers Index and, consequently, the prices of Rangers Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Rangers Index. Such persons could trade Rangers Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Rangers Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Rangers Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Rangers Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Rangers Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Rangers Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Rangers Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Rangers Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Rangers Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Rangers Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Rangers Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Rangers Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Rangers Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Rangers Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Rangers Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Rangers Index moves in real-time based on officially reported game statistics, and the prices of Rangers Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Rangers Index will not move because no games are being played, and the Fund’s exposure to Rangers Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Rangers Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Rangers Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Rangers Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Rangers Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Rangers Index would not generate data, and trading in Rangers Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Rangers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Rangers Index, Rangers Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Rangers Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Rangers Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Rangers Index could change materially and the futures market may not immediately price in such changes. The Rangers Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Rangers Index Futures Contracts may have limited or no trading activity. Because the Rangers Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Rangers Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Rangers Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Rangers Index Futures Contracts is in a period of contango, if the performance of the Rangers Index and the price of Rangers Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Rangers Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Rangers Index Futures Contracts trade have established position limits and price limits for Rangers Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Rangers Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Rangers Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Rangers Index Futures Contracts, a disruption to the market for Rangers Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Rangers Index-Linked Instruments that are not Rangers Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Rangers Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Rangers Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Rangers Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Rangers Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Rangers Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Rangers Index Futures Contracts and the Fund to underperform the Rangers Index. Both contango and backwardation would reduce the Fund’s correlation to the Rangers Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Rangers Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Rangers Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Rangers Index Futures Contracts, a disruption to the market for Rangers Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Rangers Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Rangers Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Rangers Index Futures Contracts, Other Investment Companies, or the Rangers Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Rangers Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Rangers Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Rangers Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Rangers Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Rangers Index Futures Contracts; reverse repurchase agreements; swaps on Rangers Index Futures Contracts, Other Investment Companies, or the Rangers Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Rangers Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Rangers Index and may result in the proportion of Rangers Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Rangers Index. Additionally, because the market for Rangers Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Rangers Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Rangers Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Rangers Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Rangers Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Rangers Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Toronto Blue Jays ETF

Investment Objective

The Toronto Blue Jays ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Toronto Blue Jays Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Toronto Blue Jays Index, which is a non-investable index (the “Blue Jays Index”). The Blue Jays Index is designed to systematically measure the cumulative team performance of the Toronto Blue Jays only during games played over the regular and post-season. The Blue Jays Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Blue Jays Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Blue Jays Index which is calculated into a trackable and tradable number. The Blue Jays Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Toronto Blue Jays, will not impact the value of the Blue Jays Index.

The Blue Jays Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Blue Jays Index value resets to 7,500.

The Blue Jays Index is maintained and calculated by FutureSports (the “Index Provider”). The Blue Jays Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Blue Jays Index but does not participate in index determination or governance.

The Fund obtains exposure to the Blue Jays Index by investments in futures contracts that reference the Blue Jays Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Blue Jays Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Blue Jays Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Blue Jays Index-Linked Instruments. For purposes of this policy, “Blue Jays Index-Linked Instruments” means (i) Blue Jays Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Blue Jays Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Blue Jays Index Futures Contracts, Other Investment Companies, or the Blue Jays Index. Certain Blue Jays Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Blue Jays Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Blue Jays Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Blue Jays Index-Linked Instruments.

The Toronto Blue Jays

The Toronto Blue Jays are a professional baseball team based in Toronto, Ontario, competing in the American League East division of MLB. During the 2025 season, the Blue Jays finished first in the American League East. The Blue Jays were founded in 1976 as an expansion franchise. The team is currently owned by Rogers Communications, with Edward Rogers serving as Chairman since 2008. The team has won two World Series championships, capturing titles in 1992 and 1993. Neither the Fund, the Trust, nor the Adviser is affiliated with the Toronto Blue Jays.

Blue Jays Index Futures Contracts

The Fund intends to typically enter into cash-settled Blue Jays Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Blue Jays Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Blue Jays Index Futures Contracts may differ from that of the Blue Jays Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Blue Jays Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Blue Jays Index Futures Contracts were not readily available, the Fund would fair value its Blue Jays Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Blue Jays Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Blue Jays Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Blue Jays Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Blue Jays Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Blue Jays Index Futures Contracts, Other Investment Companies, or the Blue Jays Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Blue Jays Index Futures Contracts, Other Investment Companies or the Blue Jays Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Blue Jays Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Blue Jays Index Futures Contracts. The price of Blue Jays Index Futures Contracts may not be an accurate measure of the Blue Jays Index. Consequently, the Fund may perform differently from the performance of the Blue Jays Index. There can be no guarantee that the performance of Blue Jays Index Futures Contracts will be highly correlated to the performance of the Blue Jays Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Blue Jays Index Futures Contracts and decrease the correlation between the performance of Blue Jays Index Futures Contracts and the Blue Jays Index, over short- or long-term periods. In addition, the performance of back-month Blue Jays Index Futures Contracts is likely to differ more significantly from the performance of the Blue Jays Index. To the extent the Fund is invested in back-month Blue Jays Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Blue Jays Index. Moreover, because the Blue Jays Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Blue Jays Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Blue Jays Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Blue Jays Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Blue Jays Index. Successfully investing in Blue Jays Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Blue Jays Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Blue Jays Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Blue Jays Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Blue Jays Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Blue Jays Index Investing Risk. The Fund is indirectly exposed to the risks of the Blue Jays Index through its investments in Blue Jays Index Futures Contracts and other Blue Jays Index-Linked Instruments. The Fund does not invest in the Blue Jays Index, which is an uninvestable index. The performance of the Blue Jays Index will be very different from a portfolio of Blue Jays Index Futures Contracts.

The Blue Jays Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Toronto Blue Jays could have a significant negative impact on the level of the Blue Jays Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Blue Jays Index Futures Contracts and Blue Jays Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Toronto Blue Jays) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Blue Jays Index and, consequently, the prices of Blue Jays Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Blue Jays Index. Such persons could trade Blue Jays Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Blue Jays Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Blue Jays Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Blue Jays Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Blue Jays Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Blue Jays Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Blue Jays Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Blue Jays Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Blue Jays Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Blue Jays Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Blue Jays Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Blue Jays Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Blue Jays Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Blue Jays Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Blue Jays Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Blue Jays Index moves in real-time based on officially reported game statistics, and the prices of Blue Jays Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Blue Jays Index will not move because no games are being played, and the Fund’s exposure to Blue Jays Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Blue Jays Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Blue Jays Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Blue Jays Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Blue Jays Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Blue Jays Index would not generate data, and trading in Blue Jays Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Blue Jays Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Blue Jays Index, Blue Jays Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Blue Jays Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Blue Jays Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Blue Jays Index could change materially and the futures market may not immediately price in such changes. The Blue Jays Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Blue Jays Index Futures Contracts may have limited or no trading activity. Because the Blue Jays Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Blue Jays Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Blue Jays Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Blue Jays Index Futures Contracts is in a period of contango, if the performance of the Blue Jays Index and the price of Blue Jays Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Blue Jays Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Blue Jays Index Futures Contracts trade have established position limits and price limits for Blue Jays Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Blue Jays Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Blue Jays Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Blue Jays Index Futures Contracts, a disruption to the market for Blue Jays Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Blue Jays Index-Linked Instruments that are not Blue Jays Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Blue Jays Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Blue Jays Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Blue Jays Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Blue Jays Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Blue Jays Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Blue Jays Index Futures Contracts and the Fund to underperform the Blue Jays Index. Both contango and backwardation would reduce the Fund’s correlation to the Blue Jays Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Blue Jays Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Blue Jays Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Blue Jays Index Futures Contracts, a disruption to the market for Blue Jays Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Blue Jays Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Blue Jays Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Blue Jays Index Futures Contracts, Other Investment Companies, or the Blue Jays Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Blue Jays Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Blue Jays Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Blue Jays Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Blue Jays Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Blue Jays Index Futures Contracts; reverse repurchase agreements; swaps on Blue Jays Index Futures Contracts, Other Investment Companies, or the Blue Jays Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Blue Jays Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Blue Jays Index and may result in the proportion of Blue Jays Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Blue Jays Index. Additionally, because the market for Blue Jays Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Blue Jays Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Blue Jays Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Blue Jays Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Blue Jays Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Blue Jays Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Washington Nationals ETF

Investment Objective

The Washington Nationals ETF (the “Fund” or “[__]”) seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts on the CME FSPI MLB Washington Nationals Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(1)	[___]	%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Washington Nationals Index, which is a non-investable index (the “Nationals Index”). The Nationals Index is designed to systematically measure the cumulative team performance of the Washington Nationals only during games played over the regular and post-season. The Nationals Index is a transparent, rules-based system using official league statistics, where positive actions add points and negative actions subtract points. The Nationals Index is based on a number of statistical measures of performance and results of team games (wins and losses) that result in continuous, live statistical values that underpin the value of the Nationals Index which is calculated into a trackable and tradable number. The Nationals Index is based solely on these statistical factors, and the performance of other professional baseball teams in the Major League Baseball® (the “MLB”), or events outside of on-field performance by the Washington Nationals, will not impact the value of the Nationals Index.

The Nationals Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the Nationals Index value resets to 7,500.

The Nationals Index is maintained and calculated by FutureSports (the “Index Provider”). The Nationals Index methodology is designed to align with the International Organization of Securities Commissions (“IOSCO”) Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The MLB serves as the official data source for the Nationals Index but does not participate in index determination or governance.

The Fund obtains exposure to the Nationals Index by investments in futures contracts that reference the Nationals Index and that trade on an exchange registered with the Commodity Futures Trading Commission (“Nationals Index Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Nationals Index Futures Contracts (“Collateral Investments”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Nationals Index-Linked Instruments. For purposes of this policy, “Nationals Index-Linked Instruments” means (i) Nationals Index Futures Contracts; (ii) shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iii) exchange traded options on the Nationals Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference Nationals Index Futures Contracts, Other Investment Companies, or the Nationals Index. Certain Nationals Index-Linked Instruments, such as Other Investment Companies or options thereon, are currently unavailable for investment, though are expected to become available in the future.

The Fund expects to gain investment exposure to the Nationals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Nationals Index Futures Contracts.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Nationals Index-Linked Instruments.

The Washington Nationals

The Washington Nationals are a professional baseball team based in Washington, D.C., competing in the National League East division of MLB. During the 2025 season, the Nationals finished fifth in the National League East. The Nationals were founded in 1969 as an expansion franchise and relocated to Washington, D.C. in 2005. The team is currently owned by the Lerner family. The team has won one World Series championship, capturing the title in 2019. Neither the Fund, the Trust, nor the Adviser is affiliated with the Washington Nationals.

Nationals Index Futures Contracts

The Fund intends to typically enter into cash-settled Nationals Index Futures Contracts as the “buyer,” except as detailed below.

In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Nationals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer- term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer-term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Nationals Index Futures Contracts may differ from that of the Nationals Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Nationals Index Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986 (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year. In order to qualify as a RIC, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter-ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Nationals Index Futures Contracts were not readily available, the Fund would fair value its Nationals Index Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in Nationals Index Futures Contracts, among other factors. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund will also invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Nationals Index-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain exposure to the Nationals Index, maintain its tax status as a RIC on days in and around quarter-end, help the Fund maintain its desired exposure to Nationals Index Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter-end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies, which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference Nationals Index Futures Contracts, Other Investment Companies, or the Nationals Index.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be Nationals Index Futures Contracts, Other Investment Companies or the Nationals Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Nationals Index Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Nationals Index Futures Contracts. The price of Nationals Index Futures Contracts may not be an accurate measure of the Nationals Index. Consequently, the Fund may perform differently from the performance of the Nationals Index. There can be no guarantee that the performance of Nationals Index Futures Contracts will be highly correlated to the performance of the Nationals Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Nationals Index Futures Contracts and decrease the correlation between the performance of Nationals Index Futures Contracts and the Nationals Index, over short- or long-term periods. In addition, the performance of back-month Nationals Index Futures Contracts is likely to differ more significantly from the performance of the Nationals Index. To the extent the Fund is invested in back-month Nationals Index Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Nationals Index. Moreover, because the Nationals Index is uninvestable, the Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the Nationals Index may result in the Fund experiencing larger losses or smaller gains than would be implied by changes in the Nationals Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Nationals Index Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the Nationals Index. Successfully investing in Nationals Index Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The Nationals Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Nationals Index Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Nationals Index Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the Nationals Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Nationals Index Investing Risk. The Fund is indirectly exposed to the risks of the Nationals Index through its investments in Nationals Index Futures Contracts and other Nationals Index-Linked Instruments. The Fund does not invest in the Nationals Index, which is an uninvestable index. The performance of the Nationals Index will be very different from a portfolio of Nationals Index Futures Contracts.

The Nationals Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the Washington Nationals could have a significant negative impact on the level of the Nationals Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Nationals Index Futures Contracts and Nationals Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. The Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance (i.e., the Washington Nationals) as measured by an index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of the Nationals Index and, consequently, the prices of Nationals Index Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of the Nationals Index. Such persons could trade Nationals Index Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Nationals Index Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Nationals Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Nationals Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Nationals Index Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Nationals Index Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Nationals Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Nationals Index Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Nationals Index Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Nationals Index Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Nationals Index Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Nationals Index Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Nationals Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Nationals Index Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. The Nationals Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Fund tracks a single team in a single sport, the Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Nationals Index moves in real-time based on officially reported game statistics, and the prices of Nationals Index Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, the Nationals Index will not move because no games are being played, and the Fund’s exposure to Nationals Index Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Nationals Index Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Nationals Index Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Nationals Index Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Nationals Index Futures Contracts depends on the continued operation of MLB and the playing of scheduled games. Labor disputes between MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Nationals Index would not generate data, and trading in Nationals Index Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Nationals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Nationals Index, Nationals Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Nationals Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Nationals Index Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Nationals Index could change materially and the futures market may not immediately price in such changes. The Nationals Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during afternoon and evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Nationals Index Futures Contracts may have limited or no trading activity. Because the Nationals Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Nationals Index Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Nationals Index Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Nationals Index Futures Contracts is in a period of contango, if the performance of the Nationals Index and the price of Nationals Index Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the Nationals Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Nationals Index Futures Contracts trade have established position limits and price limits for Nationals Index Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Nationals Index Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Nationals Index Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Nationals Index Futures Contracts, a disruption to the market for Nationals Index Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Nationals Index-Linked Instruments that are not Nationals Index Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Nationals Index Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Nationals Index Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Nationals Index Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Nationals Index Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Nationals Index Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Nationals Index Futures Contracts and the Fund to underperform the Nationals Index. Both contango and backwardation would reduce the Fund’s correlation to the Nationals Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Nationals Index Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Nationals Index Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Nationals Index Futures Contracts, a disruption to the market for Nationals Index Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Nationals Index Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Nationals Index Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Nationals Index Futures Contracts, Other Investment Companies, or the Nationals Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Nationals Index-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Nationals Index-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Nationals Index Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Nationals Index Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Nationals Index Futures Contracts; reverse repurchase agreements; swaps on Nationals Index Futures Contracts, Other Investment Companies, or the Nationals Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Nationals Index Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the Nationals Index and may result in the proportion of Nationals Index Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Nationals Index. Additionally, because the market for Nationals Index Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Nationals Index Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Nationals Index Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Nationals Index Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Nationals Index Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Nationals Index Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Volatility Shares LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•	Charles Lowery — Chief Investment Officer, Volatility Shares
•	Anand Desai — Head of Portfolio Management, Volatility Shares
•	Dustin Shidaker — Portfolio Manager, Volatility Shares

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the Fund’s portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares trade on securities exchanges in the secondary market at their market price rather than their NAV, the Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.volatilityshares.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund’s Principal Investment Strategies

This section contains additional details regarding the Funds, including information regarding each Fund’s investment objective and principal investment strategies.

Each Fund is a separate series of the Trust and is regulated as an “investment company” under the 1940 Act. Each Fund’s investment objective is non-fundamental and may be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Funds’ Statement of Additional Information (“SAI”) are non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act, as detailed herein (each, a “Names Rule Policy”). For purposes of compliance with this investment policy, derivative instruments (e.g., futures contracts, options contracts and/or swap agreements) will be valued at their notional value. Additionally, each Names Rule Policy may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders of such Fund.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ SAI, which is available at www.volatilityshares.com.

Additional Information Regarding Each Fund’s Principal Investment Strategies

Each Fund does not take temporary defensive positions. Each Fund will generally seek to achieve its investment objective, irrespective as to whether the value the respective asset is flat, rising, or declining.

To the extent a Fund enters into derivative instruments it will do so in accordance with Rule 18f-4. Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon its level of exposure to such derivative instruments. The Funds have adopted and implemented a written derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager (who is responsible for administrating the derivatives risk management program), complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent a Fund is noncompliant with the requirements of Rule 18f-4, such Fund may be required to adjust its portfolio, which may, in turn, negatively impact its implementation of its investment strategies.

Investment in Each Subsidiary

Each Fund expects to gain exposure to its relevant futures contracts described in each Fund’s principal investment strategies (the “Futures Contracts”) by investing a portion of its assets in a wholly owned subsidiary of such Fund organized under the laws of the Cayman Islands. The name of such wholly-owned subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”) for each Fund is listed below:

Fund	Subsidiary
Arizona Diamondbacks ETF	Arizona Diamondbacks ETF Cayman Ltd.
Athletics ETF	Athletics ETF Cayman Ltd.
Atlanta Braves ETF	Atlanta Braves ETF Cayman Ltd.
Baltimore Orioles ETF	Baltimore Orioles ETF Cayman Ltd.
Boston Red Sox ETF	Boston Red Sox ETF Cayman Ltd.
Chicago Cubs ETF	Chicago Cubs ETF Cayman Ltd.

Chicago White Sox ETF	Chicago White Sox ETF Cayman Ltd.
Cincinnati Reds ETF	Cincinnati Reds ETF Cayman Ltd.
Cleveland Guardians ETF	Cleveland Guardians ETF Cayman Ltd.
Colorado Rockies ETF	Colorado Rockies ETF Cayman Ltd.
Detroit Tigers ETF	Detroit Tigers ETF Cayman Ltd.
Houston Astros ETF	Houston Astros ETF Cayman Ltd.
Kansas City Royals ETF	Kansas City Royals ETF Cayman Ltd.
Los Angeles Angels ETF	Los Angeles Angels ETF Cayman Ltd.
Los Angeles Dodgers ETF	Los Angeles Dodgers ETF Cayman Ltd.
Miami Marlins ETF	Miami Marlins ETF Cayman Ltd.
Milwaukee Brewers ETF	Milwaukee Brewers ETF Cayman Ltd.
Minnesota Twins ETF	Minnesota Twins ETF Cayman Ltd.
New York Mets ETF	New York Mets ETF Cayman Ltd.
New York Yankees ETF	New York Yankees ETF Cayman Ltd.
Philadelphia Phillies ETF	Philadelphia Phillies ETF Cayman Ltd.
Pittsburgh Pirates ETF	Pittsburgh Pirates ETF Cayman Ltd.
San Diego Padres ETF	San Diego Padres ETF Cayman Ltd.
San Francisco Giants ETF	San Francisco Giants ETF Cayman Ltd.
Seattle Mariners ETF	Seattle Mariners ETF Cayman Ltd.
St. Louis Cardinals ETF	St. Louis Cardinals ETF Cayman Ltd.
Tampa Bay Rays ETF	Tampa Bay Rays ETF Cayman Ltd.
Texas Rangers ETF	Texas Rangers ETF Cayman Ltd.
Toronto Blue Jays ETF	Toronto Blue Jays ETF Cayman Ltd.
Washington Nationals ETF	Washington Nationals ETF Cayman Ltd.

Volatility Shares serves as investment adviser to each Subsidiary, subject to the oversight of such Subsidiary’s board of directors. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. The Funds do not intend to create or acquire primary control of any entity which engages in investment activities, securities or other assets, other than entities wholly-owned by the Fund, such as the Subsidiary.

In order to qualify as a RIC for purposes of federal income tax treatment under the Code, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each of such Fund’s fiscal quarter-ends. Consequently, during this period, each Fund may not achieve its investment objective, and may return substantially less than the performance such Fund seeks to provide.

Additional Information Regarding the Sports Performance Indexes

Each Fund seeks to provide investment results that, before fees and expenses correspond to the performance of futures contracts that reference the following indexes (each a “Sports Performance Index” and collectively, the “Sports Performance Indexes”).

Fund	Index
Arizona Diamondbacks ETF	CME FSPI MLB Arizona Diamondbacks Index
Athletics ETF	CME FSPI MLB Athletics Index
Atlanta Braves ETF	CME FSPI MLB Atlanta Braves Index
Baltimore Orioles ETF	CME FSPI MLB Baltimore Orioles Index
Boston Red Sox ETF	CME FSPI MLB Boston Red Sox Index
Chicago Cubs ETF	CME FSPI MLB Chicago Cubs Index
Chicago White Sox ETF	CME FSPI MLB Chicago White Sox Index
Cincinnati Reds ETF	CME FSPI MLB Cincinnati Reds Index
Cleveland Guardians ETF	CME FSPI MLB Cleveland Guardians Index
Colorado Rockies ETF	CME FSPI MLB Colorado Rockies Index
Detroit Tigers ETF	CME FSPI MLB Detroit Tigers Index
Houston Astros ETF	CME FSPI MLB Houston Astros Index
Kansas City Royals ETF	CME FSPI MLB Kansas City Royals Index
Los Angeles Angels ETF	CME FSPI MLB Los Angeles Angels Index
Los Angeles Dodgers ETF	CME FSPI MLB Los Angeles Dodgers Index
Miami Marlins ETF	CME FSPI MLB Miami Marlins Index
Milwaukee Brewers ETF	CME FSPI MLB Milwaukee Brewers Index
Minnesota Twins ETF	CME FSPI MLB Minnesota Twins Index
New York Mets ETF	CME FSPI MLB New York Mets Index
New York Yankees ETF	CME FSPI MLB New York Yankees Index
Philadelphia Phillies ETF	CME FSPI MLB Philadelphia Phillies Index
Pittsburgh Pirates ETF	CME FSPI MLB Pittsburgh Pirates Index
San Diego Padres ETF	CME FSPI MLB San Diego Padres Index
San Francisco Giants ETF	CME FSPI MLB San Francisco Giants Index
Seattle Mariners ETF	CME FSPI MLB Seattle Mariners Index
St. Louis Cardinals ETF	CME FSPI MLB St. Louis Cardinals Index
Tampa Bay Rays ETF	CME FSPI MLB Tampa Bay Rays Index
Texas Rangers ETF	CME FSPI MLB Texas Rangers Index
Toronto Blue Jays ETF	CME FSPI MLB Toronto Blue Jays Index
Washington Nationals ETF	CME FSPI MLB Washington Nationals Index

The Sports Performance Indexes are designed to systematically measure the cumulative team performance of a particular professional baseball team in the MLB over the regular and post-season. The Sports Performance Indexes are transparent, rules-based systems using official league statistics, where positive actions (e.g., scoring, earning a favorable advantage for an individual event) add points and negative actions (e.g., opponent scoring, in-event penalties or setbacks) subtract points. The Sports Performance Indexes are statistically validated and have been developed using years of officially reported back-tested data.

Each Sports Performance Index is based on a number of statistical measures of performance and results of team games (wins and losses) to provide continuous, play-by-play statistical values that underpin the value of each Sports Performance Index which is calculated into a trackable and tradable number. Each Sports Performance Index is based solely on these statistical factors, and the performance of other professional baseball teams in the MLB, beyond the results of head-to-head games, will not impact the value of a particular Sports Performance Index.

Each Sports Performance Index has an initial standardized base value of 7,500 before the season and moves up or down based on officially reported statistics from each game, including real-time movement during regular season and postseason play. At the conclusion of the postseason, the value of each Sports Performance Index resets to 7,500.

The Sports Performance Indexes are maintained and calculated by the Index Provider. The Index Provider is an independent index administrator headquartered in Chicago, Illinois. Under development since 2022 and launched in 2026, the Index Provider has developed a proprietary index methodology for measuring on-field, on-ice and on-court performance for a range of professional sporting teams and athletes. The Index Provider transforms live, play-by-play statistical data into rules-based, benchmark financial indexes that may be referenced by exchange-listed financial products. The indexes administered by the Index Provider are designed to serve the same benchmarking function as leading equity, commodity and fixed income indexes utilized across major global exchanges to track performance and hedge risk in the financial markets.

The Index Provider administers the Sports Performance Indexes independently in a manner designed to align with the IOSCO Principles for Financial Benchmarks and supported by published governance, oversight and methodology change procedures. The Index Provider is the sole entity responsible for the determination, calculation and governance of the Sports Performance Indexes, although the MLB has also established layered monitoring and other protections and collaborates closely with its partners and appropriate regulatory stakeholders to support the integrity of both the game and related financial products. The MLB serves as the official data source for the Sports Performance Indexes but does not participate in index determination or governance.

Disclaimers

[TO BE PROVIDED]

Additional Information Regarding the MLB

The MLB is a professional men's baseball league consisting of 30 teams, divided equally between the American League and the National League, with each league further split into three divisions (East, Central, and West). Formed in 1903 through the merger of the National League and the American League, the MLB is widely regarded as the premier professional baseball league in the world, drawing players from more than 45 countries. Teams compete annually for the Commissioner's Trophy, awarded each year since 1967 to the winner of the World Series, the sport's championship event dating back to 1903.

Each MLB team plays 162 regular-season games, with the season typically running from late March through late September. Teams accumulate standings based on winning percentage: wins and losses are the sole determinants of a team's position. Regular-season games that are tied at the end of nine innings continue into extra innings until one team holds the lead at the end of a complete inning. When teams are tied in the standings at the conclusion of the regular season, mathematical tiebreakers, rather than additional games, are applied in a predetermined sequence.

Twelve teams (six from each league) qualify for the postseason. The three division winners in each league automatically qualify, and the remaining three spots are filled by the three non-division-winning teams in each league with the best records, known as wild cards. The top two division winners in each league receive a first-round bye to the Division Series. The remaining four qualifying teams in each league compete in the Wild Card Series, a best-of-three round hosted entirely by the higher seed. Wild Card Series winners advance to the Division Series (best-of-five), followed by the League Championship Series (best-of-seven), with each league's champion meeting in the World Series (best-of-seven). The Commissioner's Trophy is the championship trophy awarded annually to the World Series winner.

Additional Information Regarding Fund Holdings

Futures Contracts

Each Fund, indirectly via its Subsidiary, invests in futures contracts that reference the respective Sports Performance Index (the “Futures Contracts”). Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. A futures contract is a standardized contract traded on, or subject to the rules of, an exchange. The contract will stipulate an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Funds invest are cash-settled traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. Futures contracts exhibit “futures basis”, meaning the difference between the current market value of the underlying reference asset (the “spot” price) and the price of the cash-settled futures contract. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the reference asset. Under this scenario, a Fund’s investments in futures contracts will generally underperform a direct investment in such reference asset.

Collateral Investments

The Funds (and the Subsidiary, as applicable) also invest directly in cash, cash-like instruments or high-quality securities. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.) The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to a Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts.

Other Investments

In order to help a Fund meet its investment objective by maintaining the desired level of exposure to its respective reference asset, maintain its tax status as a RIC on days in and around quarter-end, meet its investment objective when the relevant futures contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, each Fund may invest in the following:

Reverse Repurchase Agreements. The Funds may invest in reverse repurchase agreements which are a form of borrowing in which a Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of a Fund repurchasing the securities at a higher price, such Fund will lose money by engaging in reverse repurchase agreement transactions.

Other Investment Companies. The Funds may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which such Fund may invest.

Exchange-traded option contracts on a Sports Performance Index or Other Investment Companies. The Funds may invest in exchange-listed option contracts on a Sports Performance Index or Other Investment Companies that invest in similar assets to those in which such Fund or its Subsidiary may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Funds may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swap Agreements. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, a Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Funds, the reference asset can be the underlying Sports Performance Index, futures contracts on such Sports Performance Index, or Other Investment Companies.

Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following discussion of the risks of investing in the Funds. As with all investments, there are certain risks of investing in a Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in a Fund does not represent a complete investment program. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

The principal risks of investing in the Funds are set forth below. References to the Fund are equally applicable to all Funds.

Risks Specific to the Fund’s Investments

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Futures Contracts. The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, the Fund seeks to benefit from increases in the price of Futures Contracts. The price of Futures Contracts may not be an accurate measure of the respective Sports Performance Index. Consequently, the Fund may perform differently from the performance of the Sports Performance Index. There can be no guarantee that the performance of Futures Contracts will be highly correlated to the performance of the respective Sports Performance Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of Futures Contracts and decrease the correlation between the performance of Futures Contracts and the respective Sports Performance Index, over short- or long-term periods. In addition, the performance of back-month Futures Contracts is likely to differ more significantly from the performance of the respective Sports Performance Index. To the extent the Fund is invested in back-month Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the respective Sports Performance Index. Moreover, because the Sports Performance Indexes are each uninvestable, the Funds can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the respective Sports Performance Index may result in a Fund experiencing larger losses or smaller gains than would be implied by changes in the respective Sports Performance Index alone.

Sports Performance Risk. The Fund’s investment strategy is inherently speculative. The value of Futures Contracts is derived from the statistical performance of a single professional sports team as measured by the respective Sports Performance Index. Successfully investing in Futures Contracts requires that the team tracked by the index performs well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. The respective Sports Performance Index may decline in value, and there can be no assurance that the team tracked by the index will perform at or above the levels implied by the prices of Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. The Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside the team’s control, including the performance of opposing teams, umpire calls, weather conditions, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in the respective Sports Performance Index. If the team fails to make the playoffs, the Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because the Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Sports Performance Index Investing Risk. Each Fund is indirectly exposed to the risks of its respective Sports Performance Index through its investments in Futures Contracts and other instruments linked to its respective Sports Performance Index. The Fund does not invest in the respective Sports Performance Index, each of which is an uninvestable index. The performance of a Sports Performance Index will be very different from a portfolio of Futures Contracts.

Each Sports Performance Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by the respective MLB team could have a significant negative impact on the level of the respective Sports Performance Index and therefore the value of the Fund. In addition, unlike instruments that are based on tradable reference assets, the Futures Contracts and other instruments linked to a Sports Performance Index are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that Sports Performance Index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. Each Fund’s respective investment strategy results in concentrated exposure to a single professional sports team’s statistical performance as measured by the respective Sports Performance Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, the Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, the Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in the Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause the Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because the Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects the Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. The Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of a Sports Performance Index and, consequently, the prices of Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, umpires, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of a Sports Performance Index. Such persons could trade Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and the Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Futures Contracts can create adverse selection for other market participants and distort market prices. Because the Fund is concentrated in a single team, the impact of insider trading on the Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. The Sports Performance Indexes are calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the index. Efforts to interfere with the team’s games, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which the Sports Performance Indexes are based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in the Sports Performance Indexes and Futures Contracts.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect the Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of the Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios entirely. These restrictions could limit the Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio, reduce trading volume, and impair the Fund’s ability to operate effectively.

Novel Market Risk. Futures Contracts are a novel asset class with limited trading history. The market may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for the Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from the Fund could move prices against the Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Futures Contracts will develop sufficient liquidity over time, and the Fund may be unable to establish or exit positions at prices the Fund considers favorable.

Seasonality and Offseason Risk. Each Sports Performance Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because the Funds track a single team in a single sport, each Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, the Sports Performance Indexes move in real-time based on officially reported game statistics, and the prices of Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, each Sports Performance Index will not move because no games are being played, and the Fund’s exposure to Futures Contracts will behave differently than during the playing season. The Fund anticipates maintaining exposure to Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of Futures Contracts may still fluctuate based on market expectations regarding the team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that the Fund’s offseason futures holdings will appreciate in value, and the Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. The Fund’s ability to invest in Futures Contracts depends on the continued operation of the MLB and the playing of scheduled games. Labor disputes between the MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the respective Sports Performance Index would not generate data, and trading in Futures Contracts could be suspended or severely impaired. The Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during the Fund’s investment period, or that the Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. The Sports Performance Indexes are maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate the Sports Performance Indexes, Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. In addition, the Sports Performance Indexes are calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of the Sports Performance Indexes could change materially and the futures market may not immediately price in such changes. The Sports Performance Indexes are calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Futures Contracts may have limited or no trading activity. Because each Sports Performance Index moves in real-time while games are being played, material index movements may occur during periods when investors are unable to buy or sell Shares or when Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Further, if the market for Futures Contracts is in a period of contango, if the performance of the respective Sports Performance Index and the price of Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in the respective Sports Performance Index, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Futures Contracts trade have established position limits and price limits for Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day's settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Futures Contracts, a disruption to the market for Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in other instruments linked to the respective Sports Performance Index that are not Futures Contracts; (ii) requiring that authorized participants purchase and redeem in large blocks of shares called “Creation Units” through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased authorized participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Futures Contracts may have a significant adverse impact on the performance of the Fund and may cause Futures Contracts and the Fund to underperform the respective Sports Performance Index. Both contango and backwardation would reduce the Fund’s correlation to the respective Sports Performance Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Futures Contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Futures Contracts, a disruption to the market for Futures Contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for the Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Derivatives Risk. In addition to Futures Contracts, the Fund may obtain exposure through the following other derivatives: (1) exchange traded options on Other Investment Companies and/or (2) swap agreement transactions that reference Futures Contracts, Other Investment Companies, or the respective Sports Performance Index.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any instruments linked to the respective Sports Performance Index may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an instrument linked to the respective Sports Performance Index as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Futures Contracts.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index.

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk. Since the Fund may take concentrated positions in Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Futures Contracts; reverse repurchase agreements; swaps on Futures Contracts, Other Investment Companies, or the respective Sports Performance Index.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of changes in the respective Sports Performance Index and may result in the proportion of Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Related to the Management of the Fund

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the respective Sports Performance Index. Additionally, because the market for Futures Contracts is nascent and may be thinly traded, the Fund’s own trading activity, including purchases, sales, and rolling of contracts, could materially influence the prices of Futures Contracts. If the Fund represents a significant portion of the open interest or trading volume, its activity could move prices against it, resulting in higher costs and reduced returns. If other market participants anticipate the Fund’s trading patterns, they may engage in front-running or other anticipatory trading strategies that further increase the Fund’s transaction costs. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Risks Related to Trading of Shares

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk. Only an “authorized participant” or “AP” (i.e., broker-dealers and large institutional investors that have entered into participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. In addition, because the Fund provides exposure to the statistical performance of a single professional sports team, demand for Shares may be influenced by fan loyalty, emotional attachment, and team-related sentiment rather than by rational assessments of the Fund’s expected risk-adjusted returns. These demand patterns could increase intraday volatility in Fund Shares, widen bid-ask spreads, and result in investors purchasing or selling Shares at prices that do not reflect the Fund’s underlying NAV. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Risks Related to Regulation, External Factors, and Federal Income Tax Consequences

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Regulatory Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Regulatory Risk. The regulatory framework governing sports-linked financial instruments is evolving and subject to significant uncertainty. Futures Contracts are a novel instrument class for which there is limited regulatory precedent. The CFTC has broad discretionary authority to determine whether particular contracts are consistent with the public interest, including authority to disapprove or direct an exchange to delist contracts that the CFTC determines involve gaming, are unlawful, or otherwise run contrary to the purposes of the CEA. The CFTC has recently proposed amendments to its rules concerning event contracts, commonly referred to as prediction markets, to specify which contracts may be determined contrary to the public interest and therefore may not be listed for trading or accepted for clearing on or through a CFTC-regulated entity. The CFTC or the listing exchange could, at any time and without advance notice, impose new conditions, margin or position-limit requirements, reporting obligations, trading halts, settlement adjustments, or delisting actions. Any such changes could, among other things: (i) impair the Fund’s ability to establish, maintain, or close positions; (ii) require the Fund to liquidate positions at disadvantageous prices; (iii) alter the economic characteristics on which the Fund relies; or (iv) render the Fund’s principal investment strategy impractical. In addition, future legislative, judicial, or administrative developments could retroactively affect the permissibility, settlement mechanics, or availability of Futures Contracts. These developments may occur abruptly and may not provide mechanisms for investor recourse or for the orderly unwind of positions. There can be no assurance that the regulatory environment for sports-linked financial instruments will remain stable or favorable.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Management of the Funds

Each Fund is a series of Volatility Shares Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Volatility Shares LLC is a Delaware limited liability company and is registered with the SEC. Volatility Shares serves as each Fund’s investment adviser pursuant to an investment management agreement by and between the Trust, on behalf of each Fund, and Volatility Shares (the “Investment Management Agreement”). The Adviser was formed for the purpose of sponsoring volatility-linked exchange-traded funds.

In its capacity as Adviser, Volatility Shares oversees and implements each Fund’s investment program subject to the supervision of the Board. Such responsibilities include, among other things, trading portfolio securities and performing related services. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the Adviser continuously reviews, supervises, and administers the Fund’s investment program.

The principal office of the Adviser and the Funds is located at 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, Florida 33408. The telephone number of the Adviser and the Funds is (866) 261-0273. The registration of the Adviser with the CFTC and its membership in the National Futures Association (“NFA”) must not be taken as an indication that either the CFTC or the NFA has recommended or approved the Adviser, the Trust and the Fund.

Portfolio Managers

Charles Lowery, Anand Desai and Dustin Shidaker serve as portfolio managers for each Fund. Each of the portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds.

Charles Lowery. Mr. Lowery has been with the Adviser since 2023. From 2017 to 2023, he served as Director of ETF Portfolio Management at Milliman Financial Risk Management LLC, where he helped establish the firm’s ETF sub-advisory business. From 2006 to 2016, he served as a Portfolio Manager at ProShares. Mr. Lowery holds a BS in Business Administration from Georgetown University.

Anand Desai. Mr. Desai has been with the Adviser since 2024. From 2015 to 2024, he was with Penserra Capital Management LLC, where he was Director – Senior Portfolio Manager from 2022 to 2024. From 2011 to 2015, he served as a portfolio fund accountant at State Street. Mr. Desai holds a BS in Managerial Economics from University of California, Davis.

Dustin Shidaker. Mr. Shidaker currently is a Portfolio Manager at the Adviser. Mr. Shidaker holds a BS in Consumer Sciences and Financial Services from The Ohio State University. From 2022 to 2024 he was an ETF Portfolio Manager at Milliman Financial Risk Management LLC, where he helped support defined outcome ETF strategies trading flex options. From 2019 to 2021 he was an Investment Associate at UBS managing short-term fixed income strategies.

For additional information concerning the Adviser, including a description of the services provided to the Funds, please see the Funds’ SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of each Fund may also be found in the SAI.

Management Fee

Pursuant to the Investment Management Agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser manages the Fund’s assets. The Adviser is paid an annual management fee for each Fund based on a percentage of such Fund’s average daily net assets in accordance with the below:

Fund	Management Fee
Arizona Diamondbacks ETF	[__]%
Athletics ETF	[__]%
Atlanta Braves ETF	[__]%
Baltimore Orioles ETF	[__]%
Boston Red Sox ETF	[__]%
Chicago Cubs ETF	[__]%
Chicago White Sox ETF	[__]%
Cincinnati Reds ETF	[__]%
Cleveland Guardians ETF	[__]%
Colorado Rockies ETF	[__]%
Detroit Tigers ETF	[__]%
Houston Astros ETF	[__]%
Kansas City Royals ETF	[__]%
Los Angeles Angels ETF	[__]%
Los Angeles Dodgers ETF	[__]%
Miami Marlins ETF	[__]%
Milwaukee Brewers ETF	[__]%
Minnesota Twins ETF	[__]%
New York Mets ETF	[__]%
New York Yankees ETF	[__]%
Philadelphia Phillies ETF	[__]%
Pittsburgh Pirates ETF	[__]%
San Diego Padres ETF	[__]%
San Francisco Giants ETF	[__]%
Seattle Mariners ETF	[__]%
St. Louis Cardinals ETF	[__]%
Tampa Bay Rays ETF	[__]%
Texas Rangers ETF	[__]%
Toronto Blue Jays ETF	[__]%
Washington Nationals ETF	[__]%

The Adviser is responsible for paying the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement on behalf of each Fund will be available in the Form N-CSR to shareholders for the fiscal year ended February 28, 2027.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares of a Fund directly from such Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange are based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participant that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, each Fund reserves the right to not accept orders from Authorized Participants that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers of acquiring, owning and disposing of Shares. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This U.S. federal income tax summary is based in part on the advice of counsel to the Funds. The IRS could disagree with any conclusions set forth in this summary. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the U.S. federal income tax treatment of the assets to be included in any Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under U.S. federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Each Fund intends to continue to qualify as a “regulated investment company” under the U.S. federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay U.S. federal income taxes.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares of a Fund is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	A Fund in which you invest makes distributions,

●	You sell your Shares of a Fund listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Each Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from a Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares of a Fund generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to Shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at higher rates than capital gains. Each Fund will provide notice to its shareholders of the amount of any distribution which must be taken into account as a dividend which is to ordinary income tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by a Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. You may not be able to take a deduction for some or all of these expenses, even if the cash you receive is reduced by such expenses.

Backup Withholding

Each Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to Shareholders. Federal tax will be withheld if (1) the Shareholder fails to furnish the Fund with the Shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the Shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions to, and gross proceeds from dispositions of Shares of a Fund by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “U.S. Federal Tax Matters” in the SAI for more information.

Investments in the Subsidiary

One of the requirements for qualification as a RIC is that a Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies.

Each Fund intends to treat any income it may derive from the futures contracts received by its Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with any Fund or any affiliate of a Fund (which only those third parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiaries would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from any Subsidiary, each Fund intends to cause its Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders.

If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Each Fund’s Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by its Subsidiary during that year, whether or not distributed by the Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to its Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and its Subsidiary is organized, respectively, could prevent the Fund and/or the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands governmental authority taxes, the relevant Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of futures contracts may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

Each Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares of such Fund outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Trust’s Board or its delegate.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investment, it must be valued at the market value. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available,” then the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 permits a fund’s board of trustees to designate the fund’s investment adviser as its “valuation designee” to perform fair value determinations, subject to certain conditions. Accordingly, the Fund’s Board has designated Volatility Shares as its valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 and has directed the Valuation Designee to perform the functions required in Rule 2a-5(a) subject to the requirements of Rule 2a-5(b) on behalf of all portfolio investments of the Fund, subject to the Board’s oversight.

Each Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act. Certain securities in which a Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

Each Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. Valuing a Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

For more information about how each Fund’s NAV is determined, please see the section in the statement of information entitled “Determination of Net Asset Value.”

Fund Service Providers

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 is the administrator and transfer agent for the Trust. U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.volatilityshares.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. The SEC adopted Rule 12d1-4 under the 1940 Act, which outlines the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Funds are new and have no performance history as of the date of this prospectus. Financial information regarding each Fund is therefore not available.

Arizona Diamondbacks® ETF	Athletics ETF
Atlanta Braves® ETF	Baltimore Orioles® ETF
Boston Red Sox® ETF	Chicago Cubs® ETF
Chicago White Sox® ETF	Cincinnati Reds® ETF
Cleveland Guardians® ETF	Colorado Rockies® ETF
Detroit Tigers® ETF	Houston Astros® ETF
Kansas City Royals® ETF	Los Angeles Angels® ETF
Los Angeles Dodgers® ETF	Miami Marlins® ETF
Milwaukee Brewers® ETF	Minnesota Twins® ETF
New York Mets® ETF	New York Yankees® ETF
Philadelphia Phillies® ETF	Pittsburgh Pirates® ETF
San Diego Padres® ETF	San Francisco Giants® ETF
Seattle Mariners® ETF	St. Louis Cardinals® ETF
Tampa Bay Rays® ETF	Texas Rangers® ETF
Toronto Blue Jays® ETF	Washington Nationals® ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information, such as Fund financial statements, are available free of charge by calling the Fund at (866) 261-0273, on the Fund’s website at www.volatilityshares.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Volatility Shares LLC
2000 PGA Blvd, Suite 4440
Palm Beach Gardens, FL 33408
(866) 261-0273	SEC File #: 333-263619
www.volatilityshares.com	811-23785

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

Dated September 21, 2026

Statement of Additional Information

Arizona Diamondbacks® ETF (Ticker: [__])	Athletics ETF (Ticker: [__])
Atlanta Braves® ETF (Ticker: [__])	Baltimore Orioles® ETF (Ticker: [__])
Boston Red Sox® ETF (Ticker: [__])	Chicago Cubs® ETF (Ticker: [__])
Chicago White Sox® ETF (Ticker: [__])	Cincinnati Reds® ETF (Ticker: [__])
Cleveland Guardians® ETF (Ticker: [__])	Colorado Rockies® ETF (Ticker: [__])
Detroit Tigers® ETF (Ticker: [__])	Houston Astros® ETF (Ticker: [__])
Kansas City Royals® ETF (Ticker: [__])	Los Angeles Angels® ETF (Ticker: [__])
Los Angeles Dodgers® ETF (Ticker: [__])	Miami Marlins® ETF (Ticker: [__])
Milwaukee Brewers® ETF (Ticker: [__])	Minnesota Twins® ETF (Ticker: [__])
New York Mets® ETF (Ticker: [__])	New York Yankees® ETF (Ticker: [__])
Philadelphia Phillies® ETF (Ticker: [__])	Pittsburgh Pirates® ETF (Ticker: [__])
San Diego Padres® ETF (Ticker: [__])	San Francisco Giants® ETF (Ticker: [__])
Seattle Mariners® ETF (Ticker: [__])	St. Louis Cardinals® ETF (Ticker: [__])
Tampa Bay Rays® ETF (Ticker: [__])	Texas Rangers® ETF (Ticker: [__])
Toronto Blue Jays® ETF (Ticker: [__])	Washington Nationals® ETF (Ticker: [__])

Dated _______, 2026

This Statement of Additional Information (“SAI”) describes shares of each of the funds set forth above (each a “Fund”, and collectively, the “Funds”), each a series of Volatility Shares Trust (the “Trust”). This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectus, dated [___], 2026, as may be revised from time to time (each a “Prospectus”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (866) 261-0273.

i

Glossary of Terms

“1933 Act” means the Securities Act of 1933

“1934 Act” means the Securities Exchange Act of 1934

“1940 Act” means the Investment Company Act of 1940

“12b-1 Plan” means a Plan of Distribution under Rule 12b-1 of the 1940 Act

“Administrator”, “Fund Accountant”, “Transfer Agent” and “USBGFS” means U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services

“Adviser” means Volatility Shares LLC (also referred to as “Volatility Shares”)

“APs” means those financial entities (specifically those members or participants of a clearing agency registered with the SEC) that have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in Creation Units (also referred to as “Authorized Participants”)

“Beneficial Owners” means owners of beneficial interests in Shares

“Board of Trustees” means the Board of Trustees of the Trust (also referred to as the “Board”)

“Business Day” means any day on which the NYSE, the Exchange and the Trust are open for business

“CCO” means the Chief Compliance Officer of the Trust

“CEA” means the Commodity Exchange Act

“CFTC” means the Commodity Futures Trading Commission

“Closing Time” means no later than 2:00 p.m., Eastern time

“Code” means the Internal Revenue Code of 1986

“Collateral Investments” means (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality

“Creation Unit” means aggregations of specified numbers of Shares for which each Fund offers, issues and redeems Shares

“Custodian” means U.S. Bank National Association

“Distributor” means Foreside Fund Services, LLC

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act

“DTC” means The Depository Trust Company, a limited-purpose trust company

“DTC Participants” means those participants who utilize the facilities of DTC

“Exchange” means [____]

“FCM” means futures commission merchants

“FDIC” means the Federal Deposit Insurance Corporation

“FINRA” means the Financial Industry Regulatory Authority

A “Fund” means one of the Funds, as defined below

The “Funds” means, collectively, the Arizona Diamondbacks ETF, Athletics ETF, Atlanta Braves ETF, Baltimore Orioles ETF, Boston Red Sox ETF, Chicago Cubs ETF, Chicago White Sox ETF, Cincinnati Reds ETF, Cleveland Guardians ETF, Colorado Rockies ETF, Detroit Tigers ETF, Houston Astros ETF, Kansas City Royals ETF, Los Angeles Angels ETF, Los Angeles Dodgers ETF, Miami Marlins ETF, Milwaukee Brewers ETF, Minnesota Twins ETF, New York Mets ETF, New York Yankees ETF, Philadelphia Phillies ETF, Pittsburgh Pirates ETF, San Diego Padres ETF, San Francisco Giants ETF, Seattle Mariners ETF, St. Louis Cardinals ETF, Tampa Bay Rays ETF, Texas Rangers ETF, Toronto Blue Jays ETF, and Washington Nationals ETF

“Fund Accounting Agreement” means the fund accounting servicing agreement between the Trust and USBGFS

“Futures Contracts” means, with respect to each Fund, the applicable cash-settled futures contracts that reference such Fund’s Sports Performance Index (as defined below) and that trade only on an exchange registered with the Commodity Futures Trading Commission

“Index Provider” means the entity that maintains and calculates the Sports Performance Indexes, FutureSports

“Independent Trustees” means those Trustees of the Trust who are not officers or employees of the Adviser or any of its affiliates

“Index-Linked Instruments” means with respect to each Fund, (i) such Fund’s Futures Contracts; (ii) shares of Other Investment Companies; (iii) exchange traded options on such Fund’s Sports Performance Index or shares of Other Investment Companies; and (iv) swap agreement transactions that reference such Fund’s Futures Contracts, Other Investment Companies, or Sports Performance Index

“Indirect Participants” means entities such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly

“Investment Management Agreements” means the investment management agreements between Volatility Shares and the Trust, on behalf of the Funds

“Interested Trustee” means those Trustees of the Trust who are “interested persons” as such term is defined under the 1940 Act.

“IRS” means Internal Revenue Service

“MLB” means Major League Baseball®

“NAV” means net asset value

“NFA” means the National Futures Association

“Non-U.S. Shareholder” means a Fund shareholder who is a non-resident alien or foreign entity

“NSCC” means the National Securities Clearing Corporation

“NYSE” means the New York Stock Exchange

“OCC” means the Options Clearing Corporation

“OTC” means over-the-counter

“Other Investment Companies” means other investment companies registered under the 1940 Act that invest in similar assets to those in which a Fund may invest

“Participant Agreement” means the written agreement between an Authorized Participant and a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units

“Prospectus” means the Funds’ prospectus dated [_]

“RIC” means a regulated investment company under Subchapter M of the Code

“Rule 18f-4” or the “Derivatives Rule” means Rule 18f-4 promulgated under the 1940 Act

“SAI” means this Statement of Additional Information

“SEC” means the U.S. Securities and Exchange Commission

“Shares” means the shares of a Fund

The “Sports Performance Index” means one of the Sports Performance Indexes, as defined below, for the particular Fund

“Sports Performance Indexes” means, with respect to each Fund, the applicable MLB sports team index maintained by FutureSports, each of which measures the cumulative performance of such Fund’s respective MLB team over the regular and post-season.

The “Subsidiary” means one of the Subsidiaries, as defined below, for the applicable Fund

“The Subsidiaries” means, collectively, the wholly owned subsidiaries of the Funds organized under the laws of the Cayman Islands: Arizona Diamondbacks ETF Cayman Ltd., Athletics ETF Cayman Ltd., Atlanta Braves ETF Cayman Ltd., Baltimore Orioles ETF Cayman Ltd., Boston Red Sox ETF Cayman Ltd., Chicago Cubs ETF Cayman Ltd., Chicago White Sox ETF Cayman Ltd., Cincinnati Reds ETF Cayman Ltd., Cleveland Guardians ETF Cayman Ltd., Colorado Rockies ETF Cayman Ltd., Detroit Tigers ETF Cayman Ltd., Houston Astros ETF Cayman Ltd., Kansas City Royals ETF Cayman Ltd., Los Angeles Angels ETF Cayman Ltd., Los Angeles Dodgers ETF Cayman Ltd., Miami Marlins ETF Cayman Ltd., Milwaukee Brewers ETF Cayman Ltd., Minnesota Twins ETF Cayman Ltd., New York Mets ETF Cayman Ltd., New York Yankees ETF Cayman Ltd., Philadelphia Phillies ETF Cayman Ltd., Pittsburgh Pirates ETF Cayman Ltd., San Diego Padres ETF Cayman Ltd., San Francisco Giants ETF Cayman Ltd., Seattle Mariners ETF Cayman Ltd., St. Louis Cardinals ETF Cayman Ltd., Tampa Bay Rays ETF Cayman Ltd., Texas Rangers ETF Cayman Ltd., Toronto Blue Jays ETF Cayman Ltd., and Washington Nationals ETF Cayman Ltd.

“Transmittal Date” means the Business Day on which an order to purchase or redeem Creation Units is received in proper form

“Trust” means the Volatility Shares Trust

“VaR” means “Value-at-Risk” as such term is used in Rule 18f-4

“Volatility Shares” means Volatility Shares LLC

“Volatility Shares Fund Complex” means those open-end management investment companies registered under the 1940 Act that are advised by Volatility Shares

General Description of the Trust and the Funds

The Trust is a Delaware statutory trust organized on August 20, 2021. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares of [__] separate series. This SAI relates to the Funds listed below. Each Fund is classified as a “non-diversified company” under the 1940 Act.

Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Each of the Funds is “actively managed”, as opposed to “passively managed” (ETFs whereby such Fund seeks to replicate the performance of a specific index).

Shares of the Funds list and principally trade on [__]. The Shares will trade on an Exchange at market prices that may be below, at or above NAV. ETFs, such as the Funds, do not sell or redeem individual shares of the Funds. Instead, the Funds offer, issue and redeem Shares at NAV only in Creation Units. Authorized Participants (which are discussed in greater detail below) have contractual arrangements with the Funds or the Distributor to purchase and redeem Fund Shares directly with the Funds in Creation Units in exchange for the securities comprising the Funds and/or cash, or some combination thereof. An Authorized Participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and other assets identified by a Fund that day and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

The Funds are separate exchange-traded funds, and each Share represents an equal proportionate interest in a Fund. All consideration received by the Trust for Shares and all assets of a Fund belong solely to such Fund and would be subject to liabilities related thereto. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

Exchange Listing and Trading

An Exchange may, but is not required to, remove the Shares of the Funds from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of each Fund, there are fewer than 50 beneficial holders of the Shares of such Fund; (2) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) a Fund no longer complies with certain listing exchange rules; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the Shares of a Fund from listing and trading upon termination of the Trust or such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Each Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The Funds are required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit such Fund’s profit or require such Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on a national securities exchange, a trading facility, or an alternative trading system.

Volatility Shares or its affiliates, or a fund for which Volatility Shares or an affiliate serves as investment adviser (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) a Fund as it is launched or thereafter, or may purchase Shares of a Fund through a broker-dealer or other investors, including in secondary market transactions. Because the Selling Shareholder may be deemed to be affiliates of the Fund, the Shares are being registered to permit the resale of these shares from time to time after any such purchase. The Fund will not receive any of the proceeds from the resale of such Shares.

Investment Objectives and Policies

Each Fund’s Prospectus describes the investment objective and certain policies of such Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of each Fund.

The Funds are subject to the following fundamental policies (as detailed below), which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of such Fund:

All Funds

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

Arizona Diamondbacks ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Diamondbacks Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Athletics ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Athletics Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Atlanta Braves ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Braves Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Baltimore Orioles ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Orioles Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Boston Red Sox ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Red Sox Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Chicago Cubs ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Cubs Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Chicago White Sox ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in White Sox Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Cincinnati Reds ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Reds Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Cleveland Guardians ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Guardians Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Colorado Rockies ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rockies Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Detroit Tigers ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Tigers Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Houston Astros ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Astros Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Kansas City Royals ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Royals Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Los Angeles Angels ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Angels Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Los Angeles Dodgers ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Dodgers Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Miami Marlins ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Marlins Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Milwaukee Brewers ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Brewers Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Minnesota Twins ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Twins Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

New York Mets ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Mets Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

New York Yankees ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Yankees Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Philadelphia Phillies ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Phillies Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Pittsburgh Pirates ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Pirates Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

San Diego Padres ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Padres Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

San Francisco Giants ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Giants Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Seattle Mariners ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Mariners Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

St. Louis Cardinals ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Cardinals Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Tampa Bay Rays ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rays Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Texas Rangers ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Rangers Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Toronto Blue Jays ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Blue Jays Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Washington Nationals ETF

(7)	The Fund will not concentrate its investments in securities of issuers in the industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Nationals Index-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that such Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit each Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value, then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of such Fund’s total assets.

For purposes of restriction (7) above for each Fund, any terms not defined in this SAI have the meanings prescribed to them in the Fund’s prospectus.

The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of a Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The following information supplements the discussion of each Fund’s investment objective, policies and strategies that appear in the Prospectus.

Each Fund seeks to provide investment results, before fees and expenses, that correspond to the performance of futures contracts that reference its Sports Performance Index. Each Fund seeks to achieve its investment objective primarily through exposure to its Sports Performance Index, a non-investable index that measures the cumulative performance of the Fund’s respective MLB team throughout the regular season and post-season for a given year using a transparent, points-based system based on official league statistics. Each Fund obtains this exposure through cash-settled Futures Contracts and Collateral Investments. No Fund invests directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting events or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, each Fund seeks to benefit from increases in the price of its Futures Contracts. References to any single Fund in this section apply equally to all Funds.

Types of Investments

Collateral Investments

In seeking to achieve their investment objectives, and for serving as margin for the Funds’ investments in Sports Performance-Linked Instruments, the Funds may invest all or part of their assets in cash or cash equivalents, which include, but are not limited to, the following:

(1)       The Funds may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2)       The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Funds’ 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Funds may not be fully insured. The Funds may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3)       The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4)       The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5)       The Funds may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Funds and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The Funds’ portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Funds’ liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Volatility Shares to be of comparable quality.

(6)        The Funds may invest in shares of investment companies that invest in high-quality securities that are subject to management fees and other expenses. Therefore, investments in these funds will cause the Funds to bear indirectly a proportional share of the fees and costs of the funds in which they invest. At the same time, the Funds will continue to pay their own management fees and expenses with respect to all of their assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

(7)       The Funds may invest in corporate debt securities, as consistent with their investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Futures Contracts

Each Fund intends to enter into cash-settled Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to its Sports Performance Index, each Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, a Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of a Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, a Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of a Fund. Further, the returns of a Fund’s Futures Contracts may differ from that of the Fund’s Sports Performance Index due to divergence in prices or the costs associated with investing in futures contracts, which may negatively impact a Fund’s returns.

Each Fund expects to gain exposure to the return of its Sports Performance Index by investing a portion of its assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by Volatility Shares. Each Fund invests in Futures Contracts indirectly via its Subsidiary. The respective Subsidiary and the respective Fund will have the same investment adviser and investment objective. Each Subsidiary will also follow the same general investment policies and restrictions as its respective Fund. Except as noted herein, for purposes of this SAI, references to a Fund’s investment strategies and risks include those of the relevant Subsidiary. Each Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to each Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the respective Subsidiary. Each Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because each Fund intends to qualify for treatment as a RIC under the Code, the size of each Fund’s investment in its Subsidiary will not exceed 25% of such Fund’s total assets at each quarter end of the Fund’s fiscal year. At other times of the year, a Fund’s investments in its Subsidiary will significantly exceed 25% of the Fund’s total assets. Each Subsidiary’s custodian is U.S. Bank, N.A.

Each Fund seeks to remain fully invested at all times in Futures Contracts, Collateral Investments and/or Other Investments that, in combination, produce investment results that, before fees and expenses, provide exposure to the returns of its Sports Performance Index.

Subsidiary

Each Fund will invest a portion of its total assets in its Subsidiary. Only the Subsidiary, not the Fund directly, will invest in Futures Contracts. Because a Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to a Fund’s investments may also be deemed to include the Fund’s indirect investments through the Subsidiary.

Each Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, each Subsidiary is wholly owned and controlled by its respective Fund and is advised by Volatility Shares. The Trust’s Board of Trustees has oversight responsibility for the investment activities of each Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Volatility Shares receives no additional compensation for managing the assets of the Subsidiary. Each Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Fund.

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where the Subsidiaries are incorporated) could prevent the Funds and/or the Subsidiaries from operating as described in the Prospectus and this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiaries to pay Cayman Islands taxes, the investment returns of the Funds would likely decrease.

The financial statements of each Subsidiary will be consolidated with its respective Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Other Investments

In order to help a Fund meet its investment objective by maintaining the desired level of exposure to its respective reference asset, maintain its tax status as a RIC on days in and around quarter-end, meet its investment objective when the relevant futures contracts are unavailable for investment (for example, due to position limits, accountability levels, or exchange or FCM margin rates), or because of liquidity or other constraints, each Fund may invest in the following:

●	Reverse Repurchase Agreements

The Funds may invest in reverse repurchase agreements which are a form of borrowing in which a Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Funds repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Funds intend to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of a Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, a Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When a Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of a Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When a Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value at risk based limit on leverage risk.

●	Other Investment Companies

The Funds may invest in investment companies registered under the 1940 Act. They include mutual funds and also open-end investment companies whose shares are listed on a national securities exchange (“ETFs”). An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. The Funds’ investments in ETFs involves duplication of advisory fees and other expenses since the Funds will be investing in another investment company. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

●	Exchange-traded option contracts on a Sports Performance Index or Other Investment Companies

The Funds may invest in exchange-listed option contracts on a Sports Performance Index or Other Investment Companies that invest in similar assets to those in which such Fund or its Subsidiary may invest.

•	Physically-Settled Options

By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.

•	Cash-Settled Options

Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. Exercise of Options During the term of an option on securities, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying asset against payment of the exercise price (or, in certain types of options, make a cash equivalent payment). This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying asset and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction.

•	Cleared Options

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the OCC, a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for the Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone. If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be cancelled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

●	Swaps that reference Futures Contracts, Other Investment Companies or the Sports Performance Index

The Funds may invest in cash-settled swap agreements referencing Futures Contracts, Other Investment Companies or the Sports Performance Index. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, a Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark.

•	General

The Funds may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in the reference asset

The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of each Fund’s transactions in swaps. Certain Funds may enter into any of several types of swaps, including:

▪	Total Return Swaps. Total return swaps may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

▪	Interest Rate Swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long- or short-term interest rates. For example, a Fund may enter into an interest rate swap to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

▪	Commodity Swaps. Certain Funds also may invest in commodity swaps. Commodity swaps may be used either as substitutes for owning a specific physical commodities or as a means of obtaining exposure in markets where a reference commodity is unavailable or may otherwise be impossible or impracticable for a Fund to own that asset. Most swaps entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity. A Fund’s obligations under most swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap). However, typically no payments will be made until the settlement date. Swaps that cannot be terminated in the ordinary course of business within seven days at approximately the amount a Fund has valued the asset may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Funds have implemented liquidity risk management programs and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Funds’ liquidity risk management programs and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, such Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, such Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where such Fund would suffer a loss on the sale of that instrument.

Federal Income Tax Treatment of Exchange-Listed Commodity Futures, and Investments in the Subsidiary

Each Subsidiary’s transactions in exchange-listed commodity futures contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by such Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to such Subsidiary and may defer Subsidiary losses. Because each Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income the related Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) may require a Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Subsidiary and the related Fund to recognize income without the Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Each Fund intends to treat any income it may derive from Futures Contracts received by its Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Funds or any affiliate of a Fund (which only those third parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiaries would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from any Subsidiary, each Fund intends to cause its Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. Each Fund generally will be required to include in its own taxable income the income of its Subsidiary for a tax year, regardless of whether the Fund receives a distribution of its Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

CFTC Regulation

Derivatives exchanges in the United States are subject to regulation under the CEA, by the CFTC, the governmental agency having responsibility for regulation of derivatives exchanges and trading on those exchanges. Following the adoption of the Dodd-Frank Act, the CFTC also has authority to regulate OTC derivatives markets, including certain OTC foreign exchange markets. The CFTC has exclusive authority to designate exchanges for the trading of specific futures contracts and to prescribe rules and regulations of the marketing of each. The CFTC also regulates the activities of “commodity pool operators” and the CFTC has adopted regulations with respect to certain of such persons’ activities. Pursuant to authority in the CEA, the NFA has been formed and registered with the CFTC as a registered futures association. At the present time, the NFA is the only self-regulatory organization for commodities professionals other than exchanges. As such, the NFA promulgates rules governing the conduct of commodity professionals and disciplines those professionals that do not comply with such standards. The CFTC has delegated to the NFA responsibility for the registration of commodity pool operators and commodity trading advisors, among others.

Volatility Shares is registered as a “commodity pool operator” with the NFA pursuant to the rules and regulations of the CFTC. Volatility Shares’ investment implementation may need to be modified, and commodity contract positions held by a Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting such Fund to substantial losses. As an NFA member Volatility Shares is subject to NFA standards relating to fair trade practices, financial condition, and consumer protection.

The CFTC may suspend, modify or terminate the registration of any registrant for failure to comply with CFTC rules or regulations. Suspension, restriction or termination of the Adviser’s registration as a commodity pool operator would prevent it, until such time (if any) as such registration were to be reinstated, from managing a Fund. Such an event could result in termination of the Fund.

The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on a Fund is impossible to predict, but could be substantial and adverse to such Fund.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes. As of the date of this SAI, the Funds do not have an operating history and therefore turnover data is not available.

Investment Risks

An investment in any of the Funds should be made with an understanding of the risks that an investment in such Fund’s shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Funds may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in a Fund is not predictive of their future performance.

Index-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in a Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of a Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The value of an investment in a Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in a Fund. You should be prepared to lose your entire investment. The Funds may not achieve their investment objectives.

Investment Strategy Risk. Each Fund, through its Subsidiary, invests primarily in Futures Contracts. The Funds do not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues. Instead, each Fund seeks to benefit from increases in the price of its Futures Contracts. The price of a Fund’s Futures Contracts may not be an accurate measure of the corresponding Sports Performance Index. Consequently, a Fund may perform differently from the performance of its Sports Performance Index. There can be no guarantee that the performance of a Fund’s Futures Contracts will be highly correlated to the performance of its Sports Performance Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost and pricing of a Fund’s Futures Contracts and decrease the correlation between the performance of the Fund’s Futures Contracts and corresponding Sports Performance Index, over short- or long-term periods. In addition, the performance of back-month Futures Contracts of a Fund is likely to differ more significantly from the performance of the Fund’s Sports Performance Index. To the extent a Fund is invested in back-month Futures Contracts, the performance of such Fund should be expected to deviate more significantly from the performance of its Sports Performance Index. Moreover, because a Fund’s Sports Performance Index is uninvestable, such Fund can only gain exposure through futures contracts and other derivatives, and differences between the prices of those instruments and the levels of the corresponding Sports Performance Index may result in such Fund experiencing larger losses or smaller gains than would be implied by changes in its Sports Performance Index alone.

Sports Performance Risk. Each Fund’s investment strategy is inherently speculative. The value of Futures Contracts is derived from the statistical performance of a single professional sports team as measured by such Fund’s Sports Performance Index. Successfully investing in a Fund’s Futures Contracts requires that the team tracked by the Sports Performance Index perform well statistically over the course of a season, an outcome that is inherently uncertain and subject to numerous unpredictable variables, including player health, competitive dynamics, coaching decisions, and random variation in athletic performance. A Fund’s Sports Performance Index may decline in value, and there can be no assurance that the team tracked by the Sports Performance Index will perform at or above the levels implied by the prices of such Fund’s Futures Contracts at the time the Fund obtains exposure.

On-Field Performance and Competitive Results Risk. Each Fund’s investment performance is linked to the on-field statistical performance of a single MLB team during the regular season and, if applicable, the playoffs. The prices of a Fund’s Futures Contracts are expected to rise when the team performs well statistically and to fall when the team performs poorly. Competitive results in professional baseball are inherently unpredictable and can be influenced by factors entirely outside a team’s control, including the performance of opposing teams, umpire calls, weather affecting travel, and in-game injuries. A team may enter a season with high expectations based on roster strength, coaching hires, or offseason acquisitions, only to underperform due to chemistry issues, unexpected injuries to key players, player slumps, or tactical mismatches against divisional opponents. The MLB season extends over several months and includes 162 regular season games per team, during which even a strong team may experience prolonged losing streaks that cause material declines in a Fund’s Sports Performance Index. If the team fails to make the playoffs, the applicable Fund will not benefit from any potential uplift in index value that could accompany postseason success. Conversely, early playoff elimination could cause sharp declines in futures prices if the market had priced in deeper postseason performance. Because each Fund is concentrated in a single MLB team, there is no opportunity to offset poor on-field performance by gaining exposure to a stronger team or a different sport.

Index Investing Risk. Each Fund is indirectly exposed to the risks of its Sports Performance Index through its investments in Futures Contracts and other Index-Linked Instruments. The Funds do not invest in the applicable Sports Performance Index, which are each an uninvestable index. The performance of a Fund’s Sports Performance Index will be very different from a portfolio of such Fund’s Futures Contracts.

The Sports Performance Index moves up or down based on officially reported statistics from every game, match, or event throughout the regular season and postseason. Positive statistical actions (e.g., runs scored, hits recorded) add value to the Sports Performance Index, while negative actions (e.g., runs allowed, errors committed) subtract value. Poor statistical performance by a Fund’s applicable MLB team could have a significant negative impact on the level of the Fund’s Sports Performance Index and therefore the value of such Fund. In addition, unlike instruments that are based on tradable reference assets, a Fund’s Futures Contracts and Index-Linked Instruments are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Concentrated Single-Team Exposure Risk. Each Fund’s investment strategy results in concentrated exposure to a single professional sports team’s statistical performance as measured by its Sports Performance Index. Unlike diversified funds that spread risk across multiple asset classes, sectors, or issuers, each Fund’s performance is primarily driven by the statistical output of one team over the course of a season. As a result, each Fund is more susceptible to risks affecting that team, including player injuries, suspensions, trades, retirements, coaching changes, front-office turnover, league sanctions, labor disputes, lockouts, or other events that directly or indirectly influence the team’s on-field statistical performance. This degree of concentration will likely increase volatility in a Fund’s NAV, heighten the likelihood of significant losses over short periods, and cause a Fund’s returns to diverge substantially from those of more diversified investments. Additionally, because each Fund is concentrated in a single team, it is inherently concentrated in a single professional sports league. This subjects each Fund to league-specific risks, including league-wide labor disputes, broad scandal, changes to the structure or rules of the league, or events that cause the cancellation or suspension of games. Each Fund has no ability to rotate exposure into a different team, sport, or league in response to adverse developments affecting the team to which it has exposure.

Insider Trading and Information Asymmetry Risk. Unlike securities markets, which are governed by well-established insider trading prohibitions under the Securities Exchange Act of 1934, the legal framework governing trading on the basis of material, non-public information in the context of commodity futures is less developed. While the CFTC has broad anti-manipulation and anti-fraud authority under the Commodity Exchange Act (“CEA”), specific rules and judicial precedent addressing what constitutes improper trading on non-public information in the context of sports-linked futures remain nascent. Certain individuals may possess material, non-public information that could affect the statistical performance of a Fund’s Sports Performance Index and, consequently, the prices of its Futures Contracts. Such individuals may include, without limitation, team coaches, players, trainers, team medical staff, front office personnel, referees, officials, league personnel, or sports data providers. For example, undisclosed injuries to key players or undisclosed lineup changes could materially affect the level of a Fund’s Sports Performance Index. Such persons could trade Futures Contracts or Fund Shares to profit from their informational advantage prior to public disclosure. There is no guarantee that exchanges, the CME, or the CFTC will successfully detect and prevent such trading, and a Fund has no means of preventing such individuals from purchasing or selling Fund Shares. The participation of informed insiders in the market for Futures Contracts can create adverse selection for other market participants and distort market prices. Because each Fund is concentrated in a single team, the impact of insider trading on each Fund may be more pronounced than in markets with broader diversification.

League Credibility and Sports Integrity Risk. Each Fund’s Sports Performance Index is calculated based on official league statistics derived from the games of a single professional sports team, and the integrity of those games is fundamental to the reliability of the Sports Performance Index. Efforts to interfere with the games of the applicable MLB team, including match-fixing, point-shaving, or umpire manipulation, could materially affect the statistical data upon which a Fund’s Sports Performance Index is based, create significant uncertainty regarding index levels, and cause pronounced price volatility in Futures Contracts. Confirmed or suspected game interference may also prompt legislative or regulatory responses, including restrictions on sports-linked financial products or emergency rulemaking by the CFTC, that could restrict the listing or trading of Futures Contracts. Even widely publicized allegations of interference, absent actual misconduct, could undermine market confidence in a Fund’s Sports Performance Index and the futures contracts that reference it.

Gaming and State Regulatory Litigation Risk. Exchanges that list sports-linked financial instruments, including Futures Contracts, may be subject to legal challenges brought by state attorneys general, state gaming commissions, and other state-level actors asserting that such instruments constitute regulated gambling or gaming activity under state law, notwithstanding that such contracts are listed on a CFTC-regulated exchange. Such proceedings may assert that the listing of sports-linked contracts violates state gaming statutes, requires state gaming or sports wagering licenses, or constitutes an illegal gambling enterprise. These exchanges, and the CFTC in certain court filings, have asserted that the CEA and the CFTC’s exclusive jurisdiction over CFTC-regulated exchanges preempts state gaming regulations. There is no assurance that federal courts will rule in favor of federal preemption, and resolution may require years of litigation and potentially appellate review. An adverse ruling could result in the suspension or cessation of trading in Futures Contracts, material operational restrictions, significant financial penalties, or the effective loss of the ability to list sports-linked futures. Any of these outcomes could materially and adversely affect each Fund’s ability to achieve its investment objective and could result in significant losses.

Platform and Distribution Restriction Risk. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may refuse to list, recommend, or permit purchases of Fund Shares through their platforms due to each Fund’s association with sports performance outcomes and the perception that such products are akin to sports wagering, regardless of each Fund’s legal status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending a Fund, or exclude a Fund from model portfolios entirely. These restrictions could limit each Fund’s accessible investor base, constrain assets under management, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to net asset value. Even if an intermediary initially permits distribution, it may subsequently restrict access in response to adverse regulatory developments, reputational concerns, or changes in compliance policies. If a significant number of intermediaries refuse to distribute Fund Shares, a Fund may be unable to achieve sufficient scale, which could increase such Fund’s expense ratio, reduce trading volume, and impair such Fund’s ability to operate effectively.

Novel Market Risk. Futures Contracts are a novel asset class with limited trading history. The market for Futures Contracts may not develop the depth, liquidity, or trading efficiency associated with more established futures markets, and its pricing may be influenced by factors unrelated to fundamental assessments of team performance, including speculative activity, behavioral biases, regulatory headlines, or concentrated participation by a limited number of traders. There is limited historical data on which to base expectations regarding future price behavior, volatility patterns, or the costs associated with maintaining exposure, and traditional risk metrics may not accurately capture the risks of investing in this market. There can be no assurance that the market for Futures Contracts will achieve or sustain the level of participation, liquidity, and price discovery necessary for each Fund to effectively pursue its investment objective.

Limited Price Discovery and Market Depth Risk. Because Futures Contracts are a newly created instrument class, the market may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from decades of participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from a Fund could move prices against a Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Futures Contracts will develop sufficient liquidity over time, and a Fund may be unable to establish or exit positions at prices a Fund considers favorable.

Seasonality and Offseason Risk. Each Fund’s Sports Performance Index resets to a standardized base value prior to the start of each sports season and has a defined life cycle that ends following the postseason. Because each Fund tracks a single team in a single sport, each Fund is tied to that sport’s competitive calendar and has no ability to diversify across sports or rotate into a sport that is in-season when the team’s sport is not. During the playing season, a Fund’s Sports Performance Index moves in real-time based on officially reported game statistics, and the prices of such Fund’s Futures Contracts are expected to reflect both the current index level and market expectations regarding future team performance. During the offseason, however, such Fund’s Sports Performance Index will not move because no games are being played, and such Fund’s exposure to its Futures Contracts will behave differently than during the playing season. Each Fund anticipates maintaining exposure to its Futures Contracts during the offseason. Although the underlying index will be static during this period, the prices of a Fund’s Futures Contracts may still fluctuate based on market expectations regarding the respective team’s prospects for the upcoming season, including coaching changes, player trades, draft picks, free agent signings, injury recovery timelines, training camp developments, and other factors that affect the market’s assessment of the team’s likely statistical performance. However, because the index itself is not moving during the offseason, the magnitude of futures price movements may be reduced relative to the playing season, and the relationship between futures prices and the underlying index level may be less predictable. There can be no assurance that a Fund’s offseason futures holdings will appreciate in value, and a Fund may experience losses during the offseason if market sentiment regarding the team’s upcoming season deteriorates. In addition, there can be no assurance that Futures Contracts will be available in sufficient volume or at favorable pricing during the offseason or at the start of a new season.

League Discontinuation, Lockout, or Strike Risk. Each Fund’s ability to invest in its Futures Contracts depends on the continued operation of the MLB and the playing of scheduled games. Labor disputes between the MLB and its players’ union could result in a lockout or strike that suspends or cancels all or a significant portion of a season. The MLB has previously experienced work stoppages, including a player strike in 1994-1995 that cancelled the World Series. During any such period, no games would be played, the Sports Performance Index would not generate data, and trading in Futures Contracts could be suspended or severely impaired. A Fund would be unable to pursue its investment strategy during such a period, may be forced to liquidate positions at disadvantageous prices, and could experience substantial losses. Even after a labor dispute is resolved, the shortened or restructured season could materially change the statistical patterns underlying the index methodology. In addition, force majeure events such as a pandemic, natural disaster, or other circumstances beyond the control of the league could cause widespread game cancellations or delays. There can be no assurance that the league will not experience a work stoppage or other extended interruption during a Fund’s investment period, or that a Fund will be able to recover any losses incurred as a result of such events.

Index Provider and Data Dependency Risk. Each Fund’s Sports Performance Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the applicable sports league, experience a cybersecurity breach, or otherwise become unable to calculate a Fund’s Sports Performance Index, Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of such Fund. In addition, each Fund’s Sports Performance Index is calculated solely on the basis of officially reported statistics from a single sports league. The league serves as the data source but does not participate in index determination or governance. If the league were to report incorrect statistics, issue post-game corrections, change how it reports or categorizes statistics, delay reporting, or discontinue the provision of data to the Index Provider, the settlement prices of Futures Contracts could be based on erroneous or incomplete data. Furthermore, the Index Provider controls the methodology by which official statistics are translated into index points. If the Index Provider amends or discontinues its methodology, the behavior of a Fund’s Sports Performance Index could change materially and the futures market may not immediately price in such changes. A Fund’s Sports Performance Index is calculated in real-time while games are being played, which introduces latency, data-feed, and computational risks that differ from those associated with traditional financial indexes.

Trading Hours and Sporting Event Timing Risk. MLB games may occur during evening hours, on weekends, and on holidays when the Exchange is closed and when the market for Futures Contracts may have limited or no trading activity. Because a Fund’s Sports Performance Index moves in real-time while games are being played, material movements in such Sports Performance Index may occur during periods when investors are unable to buy or sell Shares or when Futures Contracts are not actively trading. As a result, the opening price of Shares and the prices of Futures Contracts on the next trading session may differ significantly from the prior session’s closing prices, potentially resulting in large gaps at the open. Shareholders may not be able to sell their Shares until after such a gap has been fully realized, resulting in an inability to mitigate losses in a declining market.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Fund to make daily cash payments to maintain its required margin, particularly at times when a Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Futures Contracts margin rates relative to prevailing futures prices could result in a Fund not achieving its sought-after exposure to the performance of its Sports Performance Index. Further, if the market for Futures Contracts is in a period of contango, and if the performance of a Fund’s Sports Performance Index and the price of its Futures Contracts were to decline, a Fund would experience the negative impact of contango. The impact of backwardation or contango may cause the returns of a Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing in a Fund’s Sports Performance Index, this could have a significant negative impact on a Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Futures Contracts trade have established position limits and price limits for Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Futures Contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If a Fund is unable to buy or sell Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in the market for Futures Contracts, a disruption to the market for Futures Contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by a Fund’s FCMs, the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of a Fund in consideration of the facts and circumstances at such time, including: (i) investing in Index-Linked Instruments that are not Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem Creation Units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering a Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, a Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when a Fund is unable to increase its exposure to underlying assets.

Correlation Risk. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of Futures Contracts, and the possibility of an illiquid market for a futures contract. Although a Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, a Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Counterparty Risk. Each Fund will not enter into any uncleared swap (i.e., not cleared by a central counterparty) unless the Adviser believes that the other party to the transaction is creditworthy. The counterparty to an uncleared swap will typically be a major global financial institution. Each Fund will be subject to credit risk with respect to the counterparties with which it enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to a Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, a Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction or to realize on any collateral, which may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of a Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted. Upon entering into a cleared swap, a Fund is required to deposit with its FCM an amount of cash or cash equivalents equal to a small percentage of the notional amount (this amount is subject to change by the FCM or clearing house through which the trade is cleared). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream. A party to a cleared swap is subject to the credit risk of the clearing house and the FCM through which it holds its position. Credit risk of market participants with respect to cleared swaps is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. An FCM is generally obligated to segregate all funds received from customers with respect to cleared swap positions from the FCM’s proprietary assets. However, all funds and other property received by an FCM from its customers are generally held by the FCM on a commingled basis in an omnibus account, and the FCM may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s FCM, because a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s customers for a relevant account class. Also, the FCM is required to transfer to the clearing house the amount of margin required by the clearing house for cleared swaps positions, which amounts are generally held in an omnibus account at the clearing house for all customers of the FCM. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the amount of initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, if an FCM does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by an FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM.

Borrowing Risk. When a Fund borrows money, it must pay interest and other fees, which will reduce a Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, a Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce a Fund’s asset coverage to less than the prescribed amount.

Termination and Default Risk. Certain of a Fund’s swap agreements contain termination provisions that, among other things, require a Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specific periods of time, which may or may not be exclusive of redemptions. If a Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement.

Regulatory Margin. Regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between a Fund and its counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of margin, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless the relevant Fund is in default on its obligations to the swap counterparty. In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any “variation margin” collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). From time to time, the initial margin rules may apply to a Fund’s swap trading relationships. In the event that the rules apply to a Fund, they would impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect the Adviser’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.

Risks of Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The regulation of derivatives in the U.S., the EU and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. Recent legislative and regulatory reforms, including the Dodd-Frank Act, have resulted in new regulation of derivatives, including clearing, margin reporting, recordkeeping and registration requirements for certain types of derivatives. Because these requirements are new and evolving, and certain of the rules are not yet final, their ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner that the Adviser might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.

Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit a Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU, governmental authorities could reduce, eliminate or convert to equity the liabilities to a Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

Funds that enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act are permitted to do so in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”). The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and option contracts. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, Rule 18f-4 prohibits a Fund from entering into these derivatives transactions except in accordance with the provisions of the Derivatives Rule. The Derivatives Rule requires, among other things, a Fund to adopt and implement a written “derivatives risk management program” and comply with limitations on risks relating to its derivatives transactions. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund generally satisfies the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager (the person or persons appointed by the Fund’s board of directors/trustees responsible for administering the derivatives risk management program). This limits test is referred to as the “Relative VaR Test”. In addition, among other requirements, Rule 18f-4 also requires a Fund to carry out enhanced reporting to the board of directors/trustees, the SEC and the public regarding a Fund’s derivatives activities. These requirements apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a Fund that limits its derivatives exposure to 10% of its net assets. Each Fund complies with the requirements of Rule 18f-4 in its use of derivatives instruments. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective and may increase the costs associated with the operation of a Fund, which could adversely affect investors.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to a Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than a Fund has historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on a Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose a Fund to new kinds of risks and costs.

Rolling, Backwardation and Contango Risk. When purchasing stocks or bonds, the buyer acquires ownership in the security; however, buyers of futures contracts are not entitled to ownership of the underlying reference asset until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying reference asset to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in June 2025 may have an expiration date in August 2025. As this contract nears expiration, a long position in the contract may be replaced by selling the August 2025 contract and purchasing a contract expiring in September 2025. This process is referred to as “rolling.” The price of a futures contract is higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. In some circumstances, the prices of some futures contracts with near-term expirations may be higher than the prices for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is in “backwardation,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors will earn positive returns. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contracts is in “contango,” it would create a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. A Fund will not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Swaps Risk. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, a Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if a Fund used only swaps on the underlying index.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, each Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Each Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third party service providers.

Exchange-Traded Funds Risk. A Fund may invest in shares of ETFs, which subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of a Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, a Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Failure to Qualify as a Regulated Investment Company Risk. If, in any year, a Fund fails to qualify as a regulated investment company under the applicable tax laws, a Fund would be taxed as an ordinary corporation. In such circumstances, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If a Fund fails to qualify as a regulated investment company, distributions to a Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Fund-of-Funds Risk. A Fund may invest in underlying ETFs to the extent permitted by applicable law, which could impact its performance. A Fund is subject to the risks of the underlying funds’ investments. In addition, a Fund’s shareholders will indirectly bear the expenses of the underlying funds, absorbing duplicative levels of fees with respect to investments in the underlying funds. In addition, at times certain segments of the market represented by the underlying funds may be out of favor and underperform other segments.

Inflation Risk. Inflation may reduce the intrinsic value of a Fund’s assets. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline, as can the value of a Fund’s distributions.

Legislation and Litigation Risk. Legislation or litigation that affects the value of securities held by a Fund may reduce the value of a Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain securities in which a Fund invests. In addition, litigation regarding any of the securities owned by a Fund may negatively impact the value of the Shares. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

Liquidity Risk. Whether or not the securities held by a Fund are listed on a securities exchange, the principal trading market for certain of the securities may be in the OTC market. As a result, the existence of a liquid trading market for such securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for such securities will be maintained or that there will be sufficient liquidity of the securities in any markets made. The price at which such securities are held by a Fund will be adversely affected if trading markets for the securities are limited or absent.

Listing Standards Risk. Each Fund is required by the Exchange to comply with certain listing standards (which include certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require a Fund to incur a loss, and as a result, such Fund’s performance could be impacted.

Market Events Risk. Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and non-U.S. capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on a Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to its NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues may exacerbate other preexisting political, social, economic, market and financial risks. The impact of any such events could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of each Fund, the Adviser and each Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

Portfolio Turnover Risk. A Fund may incur high portfolio turnover to manage a Fund’s investment exposure. Additionally, active market trading of a Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of a Fund.

Tracking Error Risk. Tracking error is the divergence of a Fund’s performance from that of its Sports Performance Index or sought-after investment outcomes. Tracking error may occur because of imperfect correlation between a Fund’s holdings and the return of its Sports Performance Index, pricing differences, or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error may also result because a Fund incurs fees and expenses while its Sports Performance Index does not.

Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the Investment Management Agreement is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an Interested Trustee and three of whom are Independent Trustees. The Trustees serve for indefinite terms until their resignation, death or removal. The Trustees set broad policies for the Funds, choose the Trust’s officers and hire the Funds’ investment adviser. Justin Young is deemed an Interested Trustee of the Trust due to his positions as President of the Adviser and Trustee, President and Chief Executive Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	● Indefinite Term ● Since Inception	Vice President, Capital One Financial Corporation (2025 – Present); Vice President, Discover Financial Services (2024 – 2025); Director/Senior Director, Discover Financial Services (2018 – 2024)	[_]	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	● Indefinite Term ● Since Inception	Managing Director, Scotiabank (2022 – Present); Managing Director–Head of Counterparty Credit Risk IB, Credit Suisse (2021 – 2022); Managing Director–Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021); Director–Global Markets Equities CRO/US Equities CRO, Credit Suisse (2015 – 2019)	[_]	None

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	● Indefinite Term ● Since Inception	Vice President–Insurance Partnerships, QuinStreet (2022 – Present); Senior Director–Strategic Partnerships, QuinStreet (2021 – 2022); Assistant Vice President–Digital Media, MAPFRE Insurance (2018 – 2021)	[_]	None
Interested Trustee(1) and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President and Chief Executive Officer (Principal Executive Officer)	● Indefinite Term ● Since Inception	Co-Founder, President of Volatility Shares LLC (2019 – Present); Managing Partner of Invest In Vol LLC (2017 – 2023)	[_]	None
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	● Indefinite Term ● Since Inception	Chief Operating Officer and Chief Compliance Officer of Volatility Shares LLC (2022 – Present); Chief Investment Officer of Invest In Vol LLC (2022 – 2023); CEO of The Library Shop, Inc. (2021 – 2021); Portfolio Manager and COO at Global X Management Company LLC (2009 – 2020)	N/A	None
Barry Pershkow 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1966	Secretary	● Indefinite Term ● Since 2026	General Counsel of Volatility Shares LLC (2026 – Present); Partner, Chapman and Cutler LLP (2018 – 2026)	N/A	None
(1)	Justin Young is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

Unitary Board Leadership Structure

Each Trustee serves as a trustee overseeing all funds in the Volatility Shares Fund Complex, which is known as a “unitary” board leadership structure. Each Trustee is anticipated to serve as a trustee for future funds in the Volatility Shares Fund Complex. None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Volatility Shares or any of its affiliates. Stephen Yu, an Independent Trustee, serves as the Chair of the Board of the Trust. It is anticipated that the unitary board structure will be adopted for the Volatility Shares Funds because of the efficiencies it achieves with respect to the governance and oversight of the Volatility Shares Fund Complex.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of all funds in the Volatility Shares Fund Complex.

Board Committees

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet throughout the year to oversee the activities of the Funds, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Homsey, Yu, and Ward are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating and Governance Committee will not consider new trustee candidates who are 70 years of age or older or will turn 70 years old during the initial term. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Funds should mail such recommendation to the Trust’s Secretary, at the Trust’s address, 2000 PGA Blvd, Suite 4440; Palm Beach Gardens, FL 33408. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Funds owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Funds (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Funds to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee held 1 meeting during the fiscal period ended February 28, 2026.

The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Ward, Homsey, and Yu serve on the Audit Committee. The Audit Committee held 5 meetings during the fiscal period ended February 28, 2026.

Risk Oversight

As part of the general oversight of the Funds, the Board of Trustees is involved in the risk oversight of each Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Funds’ risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Adviser’s investment oversight group and the Trust’s CCO.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Funds’ major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees

Stephen Yu. Mr. Yu has been employed at Capital One Financial Corporation since May 2025, following its acquisition of Discover Financial Services, where he had been employed since 2017. He currently serves as a Vice President at Capital One Financial Services and served in the same capacity at Discover Financial Services. Prior to that, he served as a Senior Director where he was the global head of Analytics for the Discover Global Network at Discover Financial Services, with teams dedicated to Marketing Analytics, Pricing and Portfolio Analytics, Fraud and Risk Analytics, Data Solutions and modeling and Data Operations and MIS. From 2018–2022, Mr. Yu was a Director at Discover Financial Services. From 2012–2018 Mr. Yu served as a Senior Manager at Discover Financial Services, where he managed the pricing and portfolio analytics team for the Discover Global Network.

Anthony Ward. Mr. Ward has been employed at Scotiabank since August 2022 as Managing Director. Prior to that, he was employed at Credit Suisse from 2005-2022, serving in various capacities. From 2021-2022, Mr. Ward served as the Managing Director—Head of Counterparty Credit Risk IB, where he was responsible for counterparty credit risk management. From 2019-2021, Mr. Ward served as the Managing Director—Dublin Branch Chief Risk Officer where he was responsible for risk management of the Dublin Branch after receiving regulatory approval to assume the role. From 2015–2019, Mr. Ward served as the Director—Global Markets Equities CRO/US Equities CRO, where he was responsible for market risk management for the global equities and US equities businesses and CRO for CS Capital LLC, Credit Suisse’s Broker Dealer Lite.

Anthony Homsey. Mr. Homsey currently serves as the Vice President – Insurance Partnerships at QuinStreet. In this role he is responsible for managing and growing all insurance client advertiser partnerships within the insurance category. Prior to this role, Mr. Homsey served as Senior Director – Strategic Partnerships at QuinStreet, where he was responsible for managing and growing all 3rd party insurance publisher media partnerships within the insurance category. From 2018-2021, Mr. Homsey was the Assistant Vice President – Digital media at MAPFRE Insurance, where he was responsible for all direct to consumer digital media new business acquisition efforts, and from 2016-2018, Mr. Homsey was the Digital Media Director at Travelers Insurance where he was responsible for all direct to consumer digital new business acquisition efforts for the personal insurance property and casualty division.

Interested Trustee

Justin Young. Mr. Young holds a BA in American Studies from Georgetown University. Mr. Young currently serves as President of the Adviser. From 2017 through 2023, he served as Managing Partner of Invest In Vol LLC (overseeing operations at an investment adviser); from August 2015 to April 2017, he was Vice President of Rex Shares LLC (overseeing product development at an ETF sponsor); from April 2011 to August 2015 he was Head of Capital Markets for Global X Management Co., (overseeing capital markets operations for an ETF sponsor); and from July 2009 to April 2011 he was an Associate of NYSE Euronext (working on a number of listing matters for a national securities exchange).

Trustee Compensation

For the fiscal year ended February 28, 2027, each Independent Trustee will be paid a fixed annual retainer of $140,000. The fixed annual retainer will be allocated equally among each Fund in the Volatility Shares Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Volatility Shares Fund Complex, for the fiscal year ended February 28, 2027. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Volatility Shares.

Name of Trustee	Estimated Compensation from The Fund(1)	Estimated Total Compensation from the Volatility Shares Fund Complex
Justin Young	None	None
Stephen Yu	$[_]	$140,000
Anthony Ward	$[_]	$140,000
Anthony Homsey	$[_]	$140,000
(1)	This figure reflects that, as of [_], 2026, the Volatility Shares Fund Complex comprises [_] series.

Interested and Independent Trustees Ownership

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Volatility Shares Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Volatility Shares Fund Complex
Interested Trustee
Justin Young	$[__]	[___]
Independent Trustees
Stephen Yu	$[__]	[___]
Anthony Ward	$[__]	[___]
Anthony Homsey	$[__]	[___]

As of the inception of operations of the Fund on [_____], 2026, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the inception of operations of the Fund on [_____], 2026, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser

Volatility Shares LLC, 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL, 33408, serves as the investment adviser to the Funds. Volatility Shares is a Delaware limited liability company. The Adviser was formed for the purpose of sponsoring volatility-linked exchange-traded funds. Volatility Shares discharges its responsibilities subject to the policies of the Board of Trustees. Volatility Shares provides day-to-day portfolio management services to the Funds and also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to the Investment Management Agreement, Volatility Shares implements the investment of each Fund’s assets and is responsible for paying all expenses of the Funds, excluding the fee payments under each Fund’s Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay Volatility Shares an annual management fee equal to [__] of its daily net assets.

Under the Investment Management Agreement, Volatility Shares shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Volatility Shares in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Volatility Shares, or by Volatility Shares on 60 days’ written notice to the Fund.

Portfolio Managers

The portfolio managers are primarily responsible for the day-to-day management of the Funds. There are currently three portfolio managers of each Fund: Charles Lowery, Anand Desai and Dustin Shidaker.

Portfolio Manager Compensation

Messrs. Lowery, Desai and Shidaker are compensated by Volatility Shares LLC and are paid a fixed salary and discretionary bonus based on the business performance of the firm.

Ownership of Fund Securities

As of February 28, 2026, none of the portfolio managers beneficially own any shares of the Funds.

Accounts Managed by the Portfolio Managers

In addition to the Fund, the portfolio managers are responsible for the management of certain other accounts, as listed below. The information below is provided as of [___], 2026.

Portfolio Managers	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Charles Lowery	[__] ($[_____])	[__] ($[_____])	[__] ($[_____])
Anand Desai	[__] ($[_____])	[__] ($[_____])	[__] ($[_____])
Dustin Shidaker	[__] ($[_____])	[__] ($[_____])	[__] ($[_____])

Conflicts of Interest

The Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Other Fund Service Providers

Administrator and Fund Accountant

The administrator, fund accountant and transfer agent for the Funds is USBGFS, which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. USBGFS performs these services pursuant to three separate agreements, a fund administration servicing agreement, a fund accounting servicing agreement and a transfer agent servicing agreement.

Administration Agreement

Pursuant to the Administration Agreement, USBGFS provides all administrative services necessary for the Funds, other than those provided by Volatility Shares, subject to the supervision of the Board of Trustees. USBGFS employees generally will not be officers of the Funds for which they provide services.

The Administration Agreement is terminable by either party on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and automatically renews for successive one-year terms unless either party provides written notice at least 90 days prior to the end of the then current term that it will not be renewing the Administration Agreement. The Administration Agreement provides that in the absence of the USBGFS’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of USBGFS, USBGFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, USBGFS provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds’ custodian, as applicable; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Funds’ tax returns, and preparing reports to the Funds’ shareholders and the SEC; (iv) calculation of yield and total return for the Funds; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of the Funds; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Funds’ Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Fund Accounting Agreement

Pursuant to the Fund Accounting Agreement, USBGFS provides the Funds with all accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the custodian and Volatility Shares.

Compensation

For the administrative and fund accounting services rendered to the Funds by USBGFS, USBGFS is paid an annual fee based on the average net assets of each fund in the Trust, subject to a minimum annual fee for each Fund. Pursuant to the Funds’ unitary management fee structure, Volatility Shares is responsible for paying for the services provided by USBGFS, and the Funds do not directly pay USBGFS.

Transfer and Dividend Agent

USBGFS acts as the Funds’ transfer and dividend agent. The Adviser pays USBGFS for its services as its transfer and dividend agent out of the Funds’ unitary management fee.

Custodian

U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for each Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Funds, the Custodian is responsible for maintaining the books and records of each Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

Distributor

Foreside Fund Services, LLC, serves as distributor and principal underwriter of the Creation Units of each Fund. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.” Volatility Shares may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Adviser’s available resources to make these payments include profits from advisory fees received from the Funds. The services Volatility Shares may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials. Since the inception of each Fund, there have been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for any Fund for that period.

Aggregations

Shares of the Funds in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Distribution Agreement

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The Distributor may also enter into agreements with DTC Participants, which have international, operational, capabilities and place orders for Creation Units of the Funds’ shares.

Counsel

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is counsel to the Funds.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, serves as the Funds’ independent registered public accounting firm. The firm audits the Funds’ financial statements and performs other related audit services.

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of Volatility Shares to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to Volatility Shares and its clients. The best price to each Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the 1934 Act permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” Volatility Shares has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Adviser may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Trust. In addition, the Adviser must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreements provide that such higher commissions will not be paid by the Funds unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to Volatility Shares under the Investment Management Agreements would not be reduced as a result of receipt by Volatility Shares of research services.

The Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which a Fund effects securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with such Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the applicable Fund will not be disproportionate to the benefits received by such Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to such Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Additional Information

The following information supplements and should be read in conjunction with the Prospectus.

Securities Depository for Fund Shares

Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to Indirect Participants.

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of a Fund’s shares shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of such Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the Exchange is open for trading via the NSCC. The basket represents one Creation Unit of a Fund. Each Fund’s portfolio holdings are also available on such Fund’s website at http://www.volatilityshares.com. The Trust, Volatility Shares, and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule

The Trust is required to disclose on a quarterly basis the complete schedule of each Fund’s monthly portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 261-0273 or by writing to Volatility Shares Trust, 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, Florida 33408.

Codes of Ethics

In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, Volatility Shares, and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of such Fund’s investments.

To the extent that a Fund invests in a voting security and a vote has been solicited, the actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (866) 261-0273 or by accessing the SEC’s website at www.sec.gov.

Each Fund typically invests in non-voting securities and as such, the Adviser does not have any policies or procedures concerning proxy voting.

Creation and Redemption of Creation Units

General

ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, authorized participants can purchase and redeem ETF shares directly with the ETF in Creation Units. Prior to start of trading on every business day, an ETF publishes through NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An authorized participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the authorized participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Authorized Participants

An Authorized Participant has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units, called a Participant Agreement. Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Each Fund expects that purchases and redemptions of creation units will be effected primarily with cash, rather than through in-kind delivery of portfolio securities. This may cause a Fund to incur certain costs, which could include brokerage costs or taxable gains or losses that such Fund might not have incurred if it had made redemptions in-kind. These costs could be imposed on a Fund, and thus decrease such Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Basket Composition

Rule 6c-11(c)(3) of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, cash, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, cash, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund expects that the baskets used for the purchase and sale of Creation Units will be comprised entirely of cash. However, during limited times when the underlying market for Futures Contracts has been suspended or halted, the Funds may require that the purchase and sale of Creation Units be effected using an Exchange For Related Position (EFRP) process.

An Exchange for Related Position (EFRP) transaction allows investors to convert between futures contracts and either ETF shares or baskets of the underlying assets, without exposure to intraday market execution. In an EFRP transaction, the Authorized Participant and a Fund will exchange equivalent but offsetting positions in Futures Contracts and Fund Shares.

Basket Dissemination

Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, baskets are calculated and supplied by the ETF’s custodial bank or by the Funds’ investment advisers and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders

All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than Closing Time in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, a Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual). The cut-off time may be earlier if, for example, the Exchange or other exchange material to the valuation or operation of a Fund closes before the cut-off time. If a creation order is received after the Closing Time, the creation order will be the next Business Day. If a redemption order is received after the Closing Time, the redemption order date will be the next day. By placing a redemption order, an Authorized Participant agrees to deliver the Creation Units to be redeemed through DTC’s book-entry system to a Fund not later than noon (Eastern Time), on the first Business Day immediately following that redemption order date (T+1). The Adviser and the Authorized Participant may agree to extend the deadline for a Fund to receive Creation Units required for settlement in certain circumstances.

Delivery of Redemption Proceeds

Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days.

Creation Transaction Fees

Authorized Participants will be required to pay to the Funds’ Custodian, as set forth in the Authorized Participant Agreement, a fixed transaction fee (the “Fixed Transaction Fee”) to offset the transfer and other costs associated with the bundling and unbundling of securities and other assets that form Purchase Baskets and Redemption Baskets. Authorized Participants also will be required to pay the Trust a variable transaction fee (the “Variable Transaction Fee”) for purchases of Creation Units effected outside the CNS Clearing Process or effected any part in cash, to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or sell, as applicable, Fund securities and other assets. On days when Futures Contracts are halted due to price limits or for any other reason, the applicable Fund will attempt to transact in the Futures Contracts at the next available opportunity, which may result in the delay in the determination of the final variable transaction fee and may result in higher than normal variable transaction fees.

The Adviser may waive the Fixed Transaction Fee or Variable Transaction Fee. When determining whether to waive the Fixed Transaction Fee or Variable Transaction Fee, the Adviser considers a number of factors including, but not limited to, whether waiving the Fixed Transaction Fee or Variable Transaction Fee will: facilitate the initial launch of a Fund; reduce the cost of portfolio rebalancing; improve the quality of the secondary trading market for a Fund’s Shares and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Suspension of Creations

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of a Fund, be unlawful; or (v) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; price limits in Futures Contracts or other market conditions or activities that cause trading halts or suspensions; systems failures involving computer or other information systems affecting a Fund, Volatility Shares, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. In addition, the Funds generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when a Fund is unable to increase its exposure to underlying assets.

Suspension of Redemptions

An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of assets owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units

Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

U.S. Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers of acquiring, owning and disposing of Shares. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This U.S. federal income tax summary is based in part on the advice of counsel to the Funds. The IRS could disagree with any conclusions set forth in this summary. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to the U.S. federal income tax treatment of the assets to be deposited in any Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under U.S. federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to continue to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the applicable Fund.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the applicable Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income from commodities is generally not qualifying income for RICs. Each Fund intends to treat any income it may derive from Futures Contracts received by its Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous PLRs provided to third parties not associated with any Funds or any affiliate of a Fund (which only those third parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiaries would be qualifying income, if the income is related to the Funds’ business of investing in stocks or securities. Although the Regulations do not require distributions from any Subsidiary, each Fund intends to cause its Subsidiary to make distributions that would allow such Fund to make timely distributions to its shareholders. Each Fund generally will be required to include in its own taxable income the income of its Subsidiary for a tax year, regardless of whether such Fund receives a distribution of its Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax. Each Fund has undertaken to not hold more than 25% of their assets in its Subsidiary at the end of any quarter. If a Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, such Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

Each Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. No Fund can make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares of a Fund generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares of a Fund that are attributable to qualifying dividends received by such Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Shares of the relevant Fund. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Shareholders receiving distributions in the form of additional Shares of a Fund, rather than cash, generally will have a tax basis in each such Share equal to the value of a Share of such Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares of such Fund. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units, the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of investment practices of the Funds are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

Each Fund’s transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by such Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to such Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, such Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder of a Fund who, as to the United States, is a non-resident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of such Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected

If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a non-resident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a non-resident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income, and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that such Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected

If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward

Net capital gains of each Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes as well as other federal taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Net Asset Value.”

The per Share NAV of each Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by a Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for such Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

(1)       Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and AIM will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the midpoint between the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

(2)       Securities traded in the OTC market are valued at the midpoint between the bid and ask price, if available, and otherwise at their closing bid prices.

In addition, the following types of securities will be valued as follows:

(1)       Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

(2)       The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

(3)       Futures are valued at the settlement price established by the board of trade on which they are traded. On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Securities issued by a Subsidiary of any Fund will be valued at such Subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Funds.

The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by Volatility Shares in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities. Rule 2a-5 under the 1940 Act addresses a board’s valuation policies and the role of the board with respect to the fair value of a fund’s investments. It further provides requirements for determining fair value in good faith under the 1940 Act. The securities held by the Funds are valued in accordance with the policies and procedures established by Volatility Shares as the “Valuation Designee” of each Fund pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board (the “Valuation Procedures”). If market quotations are not readily available or are not reliable, the securities or other assets of the Funds will be valued at their fair value as determined in good faith by the Valuation Designee in accordance with the Valuation Procedures.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in secondary market transactions.

Because foreign markets may be open on different days than the days during which a shareholder may purchase shares of the Funds, the value of a Fund’s investments may change on the days when shareholders are not able to purchase the shares of such Fund.

Each Fund may suspend the right of redemption for such Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies

Dividends from net investment income of each Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains from each Fund, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of a Fund’s shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Performance Information

To obtain the Fund’s most current performance information, please call (866) 261 0273 or visit the Fund’s website at www.volatilityshares.com. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The Funds have not yet commenced a full fiscal year of operations; therefore, financial information is not available at this time.

Volatility Shares Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)

(1) Agreement and Declaration of Trust of the Registrant. (1)

(2) Certificate of Trust of Registrant, as filed with the State of Delaware on August 16, 2021. (1)

(b)	By-Laws of the Registrant. (1)

(c)	Not applicable

(d)

(1) Investment Management Agreement between the Registrant and Volatility Shares LLC. (1)

(2) Amended Schedule A to the Investment Management Agreement between the Registrant and Volatility Shares LLC (2)

(3) Investment Management Agreement between Volatility Shares LLC and Arizona Diamondbacks® ETF Cayman Ltd. (2)

(4) Investment Management Agreement between Volatility Shares LLC and Athletics ETF Cayman Ltd. (2)

(5) Investment Management Agreement between Volatility Shares LLC and Atlanta Braves® ETF Cayman Ltd. (2)

(6) Investment Management Agreement between Volatility Shares LLC and Baltimore Orioles® ETF Cayman Ltd. (2)

(7) Investment Management Agreement between Volatility Shares LLC and Boston Red Sox® ETF Cayman Ltd. (2)

(8) Investment Management Agreement between Volatility Shares LLC and Chicago Cubs® ETF Cayman Ltd. (2)

(9) Investment Management Agreement between Volatility Shares LLC and Chicago White Sox® ETF Cayman Ltd. (2)

(10) Investment Management Agreement between Volatility Shares LLC and Cincinnati Reds® ETF Cayman Ltd. (2)

(11) Investment Management Agreement between Volatility Shares LLC and Cleveland Guardians® ETF Cayman Ltd. (2)

(12) Investment Management Agreement between Volatility Shares LLC and Colorado Rockies® ETF Cayman Ltd. (2)

(13) Investment Management Agreement between Volatility Shares LLC and Detroit Tigers® ETF Cayman Ltd. (2)

(14) Investment Management Agreement between Volatility Shares LLC and Houston Astros® ETF Cayman Ltd. (2)

(15) Investment Management Agreement between Volatility Shares LLC and Kansas City Royals® ETF Cayman Ltd. (2)

(16) Investment Management Agreement between Volatility Shares LLC and Los Angeles Angels® ETF Cayman Ltd. (2)

(17) Investment Management Agreement between Volatility Shares LLC and Los Angeles Dodgers® ETF Cayman Ltd. (2)

(18) Investment Management Agreement between Volatility Shares LLC and Miami Marlins® ETF Cayman Ltd. (2)

(19) Investment Management Agreement between Volatility Shares LLC and Milwaukee Brewers® ETF Cayman Ltd. (2)

(20) Investment Management Agreement between Volatility Shares LLC and Minnesota Twins® ETF Cayman Ltd. (2)

(21) Investment Management Agreement between Volatility Shares LLC and New York Mets® ETF Cayman Ltd. (2)

(22) Investment Management Agreement between Volatility Shares LLC and New York Yankees® ETF Cayman Ltd. (2)

(23) Investment Management Agreement between Volatility Shares LLC and Philadelphia Phillies® ETF Cayman Ltd. (2)

(24) Investment Management Agreement between Volatility Shares LLC and Pittsburgh Pirates® ETF Cayman Ltd. (2)

(25) Investment Management Agreement between Volatility Shares LLC and San Diego Padres® ETF Cayman Ltd. (2)

(26) Investment Management Agreement between Volatility Shares LLC and San Francisco Giants® ETF Cayman Ltd. (2)

(27) Investment Management Agreement between Volatility Shares LLC and Seattle Mariners® ETF Cayman Ltd. (2)

(28) Investment Management Agreement between Volatility Shares LLC and St. Louis Cardinals® ETF Cayman Ltd. (2)

(29) Investment Management Agreement between Volatility Shares LLC and Tampa Bay Rays® ETF Cayman Ltd. (2)

(30) Investment Management Agreement between Volatility Shares LLC and Texas Rangers® ETF Cayman Ltd. (2)

(31) Investment Management Agreement between Volatility Shares LLC and Toronto Blue Jays® ETF Cayman Ltd. (2)

(32) Investment Management Agreement between Volatility Shares LLC and Washington Nationals® ETF Cayman Ltd. (2)

(e)

(1) Distribution Agreement between the Registrant and Foreside Fund Services, LLC. (1)

(2) Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC. (2)

(f)	Not Applicable.

(g)

(1) Custody Agreement between the Registrant and U.S. Bank National Association. (1)

(2) Amended Exhibit A to the Custody Agreement between the Registrant and U.S. Bank National Association. (2)

(h)

(1) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(2) Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (2)

(3) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(4) Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (2)

(5) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (1)

(6) Amended Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (2)

(7) Form of Authorized Participant Agreement. (1)

(i)	(1) Opinion of Legal Counsel with respect to Arizona Diamondbacks® ETF (2)

(2) Opinion of Legal Counsel with respect to Athletics ETF (2)

(3) Opinion of Legal Counsel with respect to Atlanta Braves® ETF (2)

(4) Opinion of Legal Counsel with respect to Baltimore Orioles® ETF (2)

(5) Opinion of Legal Counsel with respect to Boston Red Sox® ETF (2)

(6) Opinion of Legal Counsel with respect to Chicago Cubs® ETF (2)

(7) Opinion of Legal Counsel with respect to Chicago White Sox® ETF (2)

(8) Opinion of Legal Counsel with respect to Cincinnati Reds® ETF (2)

(9) Opinion of Legal Counsel with respect to Cleveland Guardians® ETF (2)

(10) Opinion of Legal Counsel with respect to Colorado Rockies® ETF (2)

(11) Opinion of Legal Counsel with respect to Detroit Tigers® ETF (2)

(12) Opinion of Legal Counsel with respect to Houston Astros® ETF (2)

(13) Opinion of Legal Counsel with respect to Kansas City Royals® ETF (2)

(14) Opinion of Legal Counsel with respect to Los Angeles Angels® ETF (2)

(15) Opinion of Legal Counsel with respect to Los Angeles Dodgers® ETF (2)

(16) Opinion of Legal Counsel with respect to Miami Marlins® ETF (2)

(17) Opinion of Legal Counsel with respect to Milwaukee Brewers® ETF (2)

(18) Opinion of Legal Counsel with respect to Minnesota Twins® ETF (2)

(19) Opinion of Legal Counsel with respect to New York Mets® ETF (2)

(20) Opinion of Legal Counsel with respect to New York Yankees® ETF (2)

(21) Opinion of Legal Counsel with respect to Philadelphia Phillies® ETF (2)

(22) Opinion of Legal Counsel with respect to Pittsburgh Pirates® ETF (2)

(23) Opinion of Legal Counsel with respect to San Diego Padres® ETF (2)

(24) Opinion of Legal Counsel with respect to San Francisco Giants® ETF (2)

(25) Opinion of Legal Counsel with respect to Seattle Mariners® ETF (2)

(26) Opinion of Legal Counsel with respect to St. Louis Cardinals® ETF (2)

(27) Opinion of Legal Counsel with respect to Tampa Bay Rays® ETF (2)

(28) Opinion of Legal Counsel with respect to Texas Rangers® ETF (2)

(29) Opinion of Legal Counsel with respect to Toronto Blue Jays® ETF (2)

(30) Opinion of Legal Counsel with respect to Washington Nationals® ETF (2)

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)

(1) Code of Ethics of Registrant. (1)

(2) Code of Ethics of Volatility Shares LLC. (1)

(3) Code of Ethics for Foreside Fund Services, LLC not applicable per Rule 17j-1(c)(3).

(q) Powers of Attorney. (1)

(1)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-263619) filed on December 5, 2022.

(2)	To be filed by post-effective amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Volatility Shares LLC (“Volatility Shares”), the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Volatility Shares is incorporated by reference to the Form ADV filed by Volatility Shares with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-126322).

Item 32.	Principal Underwriter

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund

35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
49.	Davis Fundamental ETF Trust
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Denali Structured Return Strategy Fund
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FIS Trust
68.	FlexShares Trust
69.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
70.	Forum Funds
71.	Forum Funds II
72.	Forum Real Estate Income Fund
73.	GMO ETF Trust
74.	GoldenTree Opportunistic Credit Fund
75.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
76.	Grayscale Funds Trust
77.	Guinness Atkinson Funds
78.	Harbor ETF Trust
79.	Harris Oakmark ETF Trust
80.	Hawaiian Tax-Free Trust
81.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
86.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
92.	John Hancock Exchange-Traded Fund Trust
93.	Kurv ETF Trust
94.	Lazard Active ETF Trust
95.	LDR High Income Realty Fund, Series of World Funds Trust
96.	Lone Peak Value Fund, Series of World Funds Trust

97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Milliman Funds Trust
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
174.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
175.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
176.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
179.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
180.	Total Fund Solution
181.	Touchstone ETF Trust
182.	Trailmark Series Trust
183.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

Volatility Shares LLC, 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL, 33408, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Palm Beach Gardens, and State of Florida on the 21st day of September, 2026.

Volatility Shares Trust

By:	/s/ Justin Young
Justin Young
Trustee, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Justin Young	Chief Executive Officer,	September 21, 2026
Justin Young	President and Trustee

/s/ Chang Kim	Chief Compliance Officer, Treasurer (Principal Financial Officer and	September 21, 2026
Chang Kim	Principal Accounting Officer) and AML Compliance Officer

Stephen Yu*	) Trustee )
	)	By:	/s/ Justin Young
Anthony Ward*	) Trustee )	Justin Young Attorney-In-Fact
	)	September 21, 2026

Anthony Homsey*	) Trustee )
)

*	An original power of attorney authorizing Justin Young to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.